UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus

Trustee

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

A.R. Umans

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Chairman of the Board

Robert H. Gordon

President

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Assistant Vice President &

Chief Legal Officer

Michael R. Shoemaker

Chief Compliance Officer &

Assistant Vice President

Diane J. Drake

Secretary

Michael P. Kailus

Assistant Secretary &

Anti-Money Laundering Compliance Officer

William H. Wallace, III

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator & Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2014

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Global Growth Fund

Driehaus Mid Cap Growth Fund

Driehaus Micro Cap Growth Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds' prospectus.

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in global companies that are currently demonstrating rapid growth in their sales and earnings and which, in its judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to ensure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the international Funds’ share prices are expected to be more volatile than those of the U.S.-only Funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Semi-Annual Report to Shareholders

June 30, 2014

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Global Growth Fund

Driehaus Mid Cap Growth Fund

Driehaus Micro Cap Growth Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2014 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus International Discovery Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/14	1 Year	3 Years	5 Years	10 Years	Since Inception (12/31/98 - 06/30/14)
Driehaus International Discovery Fund (DRIDX)[1]	12.22%	1.46%	8.59%	7.16%	13.10%
MSCI AC World ex USA Growth Index[2]	19.74%	5.84%	11.71%	8.01%	4.51%
MSCI AC World ex USA Index[3]	22.27%	6.21%	11.59%	8.22%	6.02%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World ex USA Growth Index (MSCI AC World ex USA Growth Index) is a subset of the MSCI AC World ex USA Index and is composed only of the MSCI AC World ex USA Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International All Country World ex USA Index (MSCI AC World ex USA Index) is a market capitalization-weighted index designed to measure equity market performance in 45 global developed and emerging markets, excluding the U.S. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 97.7%
EUROPE — 43.8%
United Kingdom — 12.5%
Abengoa Yield PLC**	17,065	$645,398
Aberdeen Asset Management PLC	79,149	614,830
Ashtead Group PLC	143,773	2,152,953
ASOS PLC**	13,529	685,341
Barratt Developments PLC	55,187	352,947
Britvic PLC	96,364	1,199,767
Countrywide PLC	132,869	1,169,926
Genel Energy PLC**	99,813	1,733,814
Halma PLC	193,617	1,953,334
Jazztel PLC**	120,641	1,718,015
Ocado Group PLC**	93,958	597,046
Pets at Home Group PLC**	238,346	836,202
St. James’s Place PLC	85,620	1,116,553

		14,776,126

Germany — 7.8%
Aareal Bank AG	25,134	1,158,442
Aurelius AG	47,981	1,752,887
Continental AG	5,589	1,294,508
Deutsche Annington Immobilien SE	40,334	1,186,879
MorphoSys AG**	12,936	1,213,359
Symrise AG	21,546	1,174,070
Wirecard AG	33,868	1,462,218

		9,242,363

Denmark — 4.0%
Christian Hansen Holding AS	27,508	1,158,450
Coloplast AS — B	10,008	905,064
GN Store Nord AS	31,971	915,999
Matas AS**	21,105	598,864
Pandora AS	15,611	1,197,020

		4,775,397

France — 4.0%
Eurofins Scientific	6,418	1,973,823
JC Decaux SA	29,049	1,083,918
Numericable Group SA**	8,960	533,698
Safran SA	17,486	1,144,863

		4,736,302

Italy — 3.6%
Azimut Holding SpA	41,229	1,062,481
Brembo SpA	31,326	1,143,573
Intesa Sanpaolo SpA	376,780	1,163,927
Moncler SpA	53,052	879,720

		4,249,701

Netherlands — 3.2%
James Hardie Industries PLC	62,503	815,692
LyondellBasell Industries NV — A	11,781	1,150,415

	Number of Shares	Value (Note A)
Sensata Technologies Holding NV**	40,185	$1,879,854

		3,845,961

Ireland — 3.2%
Eaton Corp. PLC	15,989	1,234,031
Endo International PLC**	27,100	1,897,542
Perrigo Co., PLC	4,151	605,050

		3,736,623

Switzerland — 2.9%
Roche Holding AG	11,624	3,467,014
Sweden — 1.5%
Assa Abloy AB — B	35,128	1,787,537
Belgium — 0.7%
Anheuser-Busch Inbev NV	7,178	824,639
Norway — 0.4%
Opera Software ASA	35,647	475,382

Total EUROPE		51,917,045

FAR EAST — 34.0%
China — 17.0%
21Vianet Group, Inc. — ADR**	58,121	1,741,886
AIA Group, Ltd.	395,439	1,987,297
Baidu, Inc. — SP ADR**	9,509	1,776,376
Haitong Securities Co., Ltd. — H	631,496	979,379
Melco Crown Entertainment, Ltd. — ADR	51,936	1,854,635
Michael Kors Holdings, Ltd.**	19,006	1,684,882
New Oriental Education & Technology Group, Inc. — SP ADR	48,650	1,292,631
Qihoo 360 Technology Co., Ltd. — ADR**	18,169	1,672,275
Sands China, Ltd.	308,130	2,327,752
Tencent Holdings, Ltd.	240,210	3,663,401
Vipshop Holdings, Ltd. — ADR**	6,244	1,172,249

		20,152,763

Japan — 11.4%
Astellas Pharma, Inc.	44,630	586,373
Dainippon Sumitomo Pharma Co., Ltd.	49,554	569,867
Digital Garage, Inc.	21,269	348,937
F@N Communications, Inc.	57,919	951,357
Hoshizaki Electric Co., Ltd.	15,538	774,561
Hulic Co., Ltd.	142,091	1,872,479
Kanamoto Co., Ltd.	40,239	1,602,728
M3, Inc.	42,399	674,667
Ono Pharmaceutical Co., Ltd.	14,534	1,279,732
Softbank Corp.	31,973	2,380,656

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
Tokai Tokyo Financial Holdings, Inc.	154,881	$1,204,740
Zenkoku Hosho Co., Ltd.	46,268	1,258,720

		13,504,817

Philippines — 1.7%
Puregold Price Club, Inc.	979,804	974,192
Robinsons Retail Holdings, Inc.	632,959	1,057,832

		2,032,024

Malaysia — 1.0%
Astro Malaysia Holdings BHD	1,149,093	1,256,094
Singapore — 1.0%
Global Logistic Properties, Ltd.	541,086	1,171,651
Cambodia — 1.0%
NagaCorp, Ltd.	1,304,635	1,149,703
Taiwan — 0.9%
Ginko International Co., Ltd.	60,350	1,044,978

Total FAR EAST		40,312,030

NORTH AMERICA — 15.6%
Canada — 13.1%
Badger Daylighting, Ltd.	34,818	1,146,950
Birchcliff Energy, Ltd.**	43,337	572,655
Canadian Pacific Railway, Ltd.	11,434	2,071,155
Intact Financial Corp.	21,878	1,508,630
Interfor Corp.**	84,810	1,181,880
Methanex Corp.	28,591	1,766,352
Pembina Pipeline Corp.	48,862	2,102,296
PrairieSky Royalty, Ltd.	32,351	1,176,345
Trinidad Drilling, Ltd.	166,463	1,889,196
Valeant Pharmaceuticals International, Inc.**	17,285	2,185,875

		15,601,334

Mexico — 2.5%
Cemex SAB de CV — SP ADR**	44,273	585,732
Fibra Uno Administracion SA de CV — REIT	680,502	2,386,098

		2,971,830

Total NORTH AMERICA		18,573,164

MIDDLE EAST — 2.7%
Israel — 2.7%
CaesarStone Sdot-Yam, Ltd.	33,452	1,641,824
Plus500, Ltd	49,176	385,660

	Number of Shares	Value (Note A)
Teva Pharmaceutical Industries, Ltd. — SP ADR	22,806	$1,195,491

		3,222,975

Total MIDDLE EAST		3,222,975

SOUTH AMERICA — 1.6%
Brazil — 1.6%
Anhanguera Educacional Participacoes SA	113,565	945,219
Kroton Educacional SA	32,818	922,229

		1,867,448

Total SOUTH AMERICA		1,867,448

Total EQUITY SECURITIES (Cost $103,557,543)		115,892,662

TOTAL INVESTMENTS (COST $103,557,543)	97.7%	$115,892,662
Other Assets In Excess Of Liabilities	2.3%	2,685,734

Net Assets	100.0%	$118,578,396

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$104,622,741

Gross Appreciation	$16,037,761
Gross Depreciation	(4,767,840)

Net Appreciation	$11,269,921

** Non-income producing security

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund

Schedule of Investments

June 30, 2014 (unaudited)

Regional Weightings*

Western Europe	43.8%
Asia/Far East Ex-Japan	22.6%
North America	15.6%
Japan	11.4%
Middle East	2.7%
South America	1.6%

Top Ten Holdings*

Tencent Holdings, Ltd.	3.1%
Roche Holding AG	2.9%
Fibra Uno Administracion SA de CV — REIT	2.0%
Softbank Corp.	2.0%
Sands China, Ltd.	2.0%
Valeant Pharmaceuticals International, Inc.	1.8%
Ashtead Group PLC	1.8%
Pembina Pipeline Corp.	1.8%
Canadian Pacific Railway, Ltd.	1.7%
AIA Group, Ltd.	1.7%

*	All percentages are stated as a percent of net assets at June 30, 2014.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund

Schedule of Investments

June 30, 2014 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.0%
Auto Components	2.1%
Banks	1.0%
Beverages	1.7%
Building Products	1.5%
Capital Markets	4.7%
Chemicals	4.4%
Construction & Engineering	1.0%
Construction Materials	2.6%
Diversified Consumer Services	2.7%
Diversified Financial Services	1.4%
Diversified Telecommunication Services	1.4%
Electrical Equipment	2.6%
Electronic Equipment, Instruments & Components	1.6%
Energy Equipment & Services	1.6%
Food & Staples Retailing	1.7%
Health Care Equipment & Supplies	2.4%
Health Care Technology	0.6%
Hotels, Restaurants & Leisure	4.5%
Household Durables	0.3%

Industry	Percent of Net Assets
Independent Power and Renewable Electricity Producers	0.5%
Information Technology Services	1.5%
Insurance	3.9%
Internet & Catalog Retail	2.1%
Internet Software & Services	8.7%
Life Sciences Tools & Services	2.7%
Machinery	0.7%
Media	2.4%
Oil, Gas & Consumable Fuels	4.7%
Paper & Forest Products	1.0%
Pharmaceuticals	9.9%
Real Estate Investment Trusts	2.0%
Real Estate Management & Development	4.5%
Road & Rail	1.7%
Specialty Retail	1.2%
Textiles, Apparel & Luxury Goods	3.2%
Thrifts & Mortgage Finance	1.0%
Trading Companies & Distributors	3.2%
Wireless Telecommunication Services	2.0%
Other Assets in Excess of Liabilities	2.3%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/14	1 Year	3 Years	5 Years	10 Years	Since Inception (12/31/97 - 06/30/14)
Driehaus Emerging Markets Growth Fund (DREGX)[1]	12.42%	4.23%	13.37%	14.64%	13.65%
MSCI Emerging Markets Index[2]	14.68%	–0.06%	9.58%	12.30%	8.62%
MSCI Emerging Markets Growth Index[3]	14.45%	1.04%	10.40%	11.51%	7.85%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization-weighted index designed to measure equity market performance in 23 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Growth Index (MSCI Emerging Markets Growth Index) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 94.0%
FAR EAST — 49.4%
China — 17.4%
21Vianet Group, Inc. — ADR**	359,422	$10,771,877
51 Job, Inc. — ADR**	102,697	6,773,894
AIA Group, Ltd.	6,976,908	35,062,780
Angang Steel Co., Ltd. — H	10,960,052	7,070,636
AviChina Industry & Technology Co., Ltd. — H	16,404,857	9,270,912
Baidu, Inc. — SP ADR**	157,164	29,359,807
Biostime International Holdings, Ltd.	1,607,255	8,917,213
China Medical System Holdings, Ltd.	15,053,952	18,432,856
China Oilfield Services, Ltd. — H	8,064,955	19,396,516
Galaxy Entertainment Group, Ltd.	2,640,853	21,125,734
Hong Kong Exchanges & Clearing, Ltd.	1,415,821	26,396,848
PetroChina Co., Ltd. —ADR	154,825	19,438,279
Ping An Insurance Group Co. — H	999,308	7,736,179
Sands China, Ltd.	4,648,000	35,113,078
Shenzhou International Group Holdings, Ltd.	6,943,951	23,697,810
TAL Education Group — ADR**	392,774	10,801,285
Tencent Holdings, Ltd.	2,506,145	38,220,781
Vipshop Holdings, Ltd. — ADR**	79,407	14,907,870

		342,494,355

India — 8.8%
Bharti Infratel, Ltd.	3,500,953	14,878,104
Glenmark Pharmaceuticals, Ltd.	1,671,092	15,839,879
HCL Technologies, Ltd.	776,694	19,372,475
HDFC Bank, Ltd. — ADR	589,457	27,598,377
Housing Development Finance Corp.	1,192,138	19,673,399
ITC, Ltd.	2,742,565	14,822,026
Maruti Suzuki India, Ltd.	535,701	21,726,864
SKS Microfinance, Ltd.**	2,878,613	13,231,234
Tech Mahindra, Ltd.	585,025	20,932,310
Titan Co., Ltd.	942,278	5,531,154

		173,605,822

Taiwan — 8.3%
Advantech Co., Ltd.	1,410,000	12,041,999
Delta Electronics, Inc.	2,164,937	15,770,440
Eclat Textile Co., Ltd.	1,338,216	16,224,603

	Number of Shares	Value (Note A)
Hermes Microvision, Inc.	246,000	$9,763,213
Hiwin Technologies Corp.	1,267,000	15,636,998
Hota Industrial Manufacturing Co., Ltd.	6,743,000	11,969,288
Largan Precision Co., Ltd.	230,000	18,333,445
MediaTek, Inc.	1,403,000	23,729,486
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,804,875	38,606,276

		162,075,748

South Korea — 5.0%
Hyundai Mobis Co., Ltd.	66,617	18,698,585
LG Chem, Ltd.	59,080	17,283,732
Samsung Electronics Co., Ltd. — Pref.	18,004	18,861,672
Shinhan Financial Group Co., Ltd.	417,786	19,345,003
SK Hynix, Inc.**	490,204	23,521,846

		97,710,838

Philippines — 2.7%
Alliance Global Group, Inc.	32,905,741	21,937,161
Ayala Land, Inc.	7,358,203	5,141,471
Metropolitan Bank & Trust Co.	6,564,541	13,144,121
Robinsons Retail Holdings, Inc.	8,195,456	13,696,644

		53,919,397

Indonesia — 2.6%
PT Astra International Tbk	38,282,700	23,492,758
PT Kalbe Farma Tbk	53,773,300	7,529,623
PT Matahari Department Store Tbk	15,808,022	18,401,578
PT Matahari Putra Prima Tbk	8,719,698	2,298,529

		51,722,488

Thailand — 2.4%
Bangkok Dusit Medical Services PCL — NVDR	29,720,000	15,292,682
Kasikornbank PCL — NVDR	2,691,826	16,919,812
Thai Beverage PCL	29,439,000	14,638,046

		46,850,540

Malaysia — 1.2%
Malayan Banking BHD	7,754,300	23,738,639
Cambodia — 0.5%
NagaCorp, Ltd.	10,647,425	9,382,988
Vietnam — 0.3%
Vietnam Dairy Products JSC	865,410	4,949,837

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
Sri Lanka — 0.2%
John Keells Holdings PLC	2,798,737	$4,722,365

Total FAR EAST		971,173,017

EUROPE — 13.1%
Russia — 4.7%
Alrosa**	11,365,459	13,983,111
Magnit — SP GDR	260,927	15,394,693
MegaFon — GDR	290,405	9,263,920
MMC Norilsk Nickel — ADR	939,288	18,607,295
Moscow Exchange MICEX	9,145,419	18,156,248
NovaTek — SP GDR	130,396	16,221,262

		91,626,529

Switzerland — 2.3%
Dufry AG**	94,284	17,138,679
Roche Holding AG	90,571	27,014,016

		44,152,695

United Kingdom — 2.1%
Bank of Georgia Holdings, PLC	167,232	6,725,685
British American Tobacco PLC	342,247	20,371,287
Hikma Pharmaceuticals PLC	494,214	14,192,413

		41,289,385

Turkey — 1.4%
BIM Birlesik Magazalar AS	516,949	11,858,643
Turkiye Halk Bankasi AS	1,984,258	14,891,769

		26,750,412

Norway — 1.0%
DNO ASA**	5,226,262	20,099,533
Netherlands — 0.9%
Heineken NV	245,174	17,601,633
Hungary — 0.7%
OTP Bank PLC	730,740	14,047,622
Romania — 0.0%
Fondul Proprietatea SA	3,049,500	812,349

Total EUROPE		256,380,158

SOUTH AMERICA — 12.2%
Brazil — 9.2%
B2W Cia Digital**	416,887	5,266,040
Banco Bradesco SA — ADR	929,071	13,490,111
BB Seguridade Participacoes SA	1,823,675	26,643,236
BRF SA	1,117,300	27,109,506
CCR SA	1,584,264	12,942,279
Estacio Participacoes SA	1,469,348	19,371,852

	Number of Shares	Value (Note A)
Gol Linhas Aereas Inteligentes SA — ADR**	3,240,726	$17,759,178
Linx SA	591,416	13,921,496
Lojas Renner SA	443,600	14,218,489
Marcopolo SA — Pref.	1,788,206	3,480,102
Qualicorp SA**	1,124,070	13,288,395
Vale SA — SP ADR	1,049,313	13,882,411

		181,373,095

Colombia — 1.6%
Bancolombia SA — SP ADR	257,508	14,883,962
Cementos Argos SA — Pref.	2,688,340	16,294,705

		31,178,667

Peru — 1.4%
Credicorp, Ltd.	171,997	26,740,374

Total SOUTH AMERICA		239,292,136

NORTH AMERICA — 11.4%
Mexico — 6.7%
Banregio Grupo Financiero SAB de CV	2,815,561	16,697,827
Cemex SAB de CV**	14,672,921	19,419,128
Fibra Uno Administracion SA de CV — REIT	9,564,049	33,535,175
Grupo Televisa SAB — SP ADR	977,278	33,530,408
Infraestructura Energetica Nova SAB de CV	1,570,755	8,714,915
Wal-Mart de Mexico SAB de CV — V	7,126,700	19,105,610

		131,003,063

United States — 4.0%
Cognizant Technology Solutions Corp. — A**	272,783	13,341,817
Mead Johnson Nutrition Co.	107,960	10,058,633
Samsonite International SA	3,958,875	13,050,843
Schlumberger, Ltd.	222,074	26,193,628
SunEdison, Inc.**	753,111	17,020,309

		79,665,230

Canada — 0.7%
Gran Tierra Energy, Inc.**	1,751,324	14,229,867

Total NORTH AMERICA		224,898,160

AFRICA — 6.2%
South Africa — 5.1%
Anglo American Platinum, Ltd.**	316,397	13,717,082
Aspen Pharmacare Holdings, Ltd.	465,499	13,082,557
MTN Group, Ltd.	926,907	19,522,134

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
Naspers, Ltd. — N	258,475	$30,428,839
Sanlam, Ltd.	4,139,980	24,037,966

		100,788,578

Nigeria — 0.6%
Guaranty Trust Bank PLC	70,328,674	12,494,723
Kenya — 0.5%
Safaricom, Ltd.	62,716,000	8,908,319

Total AFRICA		122,191,620

MIDDLE EAST — 1.7%
United Arab Emirates — 0.9%
Al Noor Hospitals Group PLC	297,548	5,204,238
Emaar Properties PJSC	5,706,723	13,067,289

		18,271,527

Pakistan — 0.5%
United Bank, Ltd.	5,218,814	8,914,956
Qatar — 0.3%
Al Meera Consumer Goods Co.	119,340	5,546,429

Total MIDDLE EAST		32,732,912

Total EQUITY SECURITIES (Cost $1,642,341,377)		1,846,668,003

EQUITY CERTIFICATES — 1.0%
MIDDLE EAST — 1.0%
Saudi Arabia — 1.0%
Aldrees Petroleum and Transport Services Co.†	438,009	5,815,984
Saudi Airlines Catering Co.†	302,617	13,878,183

Total MIDDLE EAST		19,694,167

Total EQUITY CERTIFICATES (Cost $15,776,371)		19,694,167

TOTAL INVESTMENTS (COST $1,658,117,748)	95.0%	$1,866,362,170
Other Assets In Excess Of Liabilities	5.0%	98,672,929

Net Assets	100.0%	$1,965,035,099

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$1,661,771,174

Gross Appreciation	$225,663,512
Gross Depreciation	(21,072,516)

Net Appreciation	$204,590,996

**	Non-income producing security
†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2014, the value of these restricted securities amounted to $19,694,167 or 1.0% of net assets.

Additional information on each restricted securities is as follows (see Note A in the Notes to Financial Statements)

Security	Counter- Party	Acquisition Date (s)	Acquisition Cost
Aldrees Petroleum and Transport Services Co.	MLCO	2/11/14 to 3/24/14	$4,641,091
Saudi Airline Catering Co.	MLCO	11/20/13 to 12/10/13	$11,135,280

ADR — American Depository Receipt

GDR — Global Depository Receipt

MLCO — Merrill Lynch & Co., Inc.

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

Regional Weightings*

Asia/Far East Ex-Japan	49.4%
South America	12.2%
North America	11.4%
Eastern Europe	6.8%
Western Europe	6.3%
Africa	6.2%
Middle East	2.7%

Top Ten Holdings*

Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	2.0%
Tencent Holdings, Ltd.	1.9%
Sands China, Ltd.	1.8%
AIA Group, Ltd.	1.8%
Fibra Uno Administracion SA de CV — REIT	1.7%
Grupo Televisa SAB — SP ADR	1.7%
Naspers, Ltd. — N	1.5%
Baidu, Inc. — SP ADR	1.5%
HDFC Bank, Ltd. — ADR	1.4%
BRF SA	1.4%

*	All percentages are stated as a percent of net assets at June 30, 2014.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	0.5%
Airlines	0.9%
Auto Components	1.6%
Automobiles	2.3%
Banks	11.7%
Beverages	1.6%
Chemicals	0.9%
Commercial Services & Supplies	0.7%
Construction Materials	1.8%
Consumer Finance	0.7%
Diversified Consumer Services	1.5%
Diversified Financial Services	2.3%
Electronic Equipment, Instruments & Components	1.7%
Energy Equipment & Services	2.3%
Food & Staples Retailing	3.3%
Food Products	2.6%
Gas Utilities	0.4%
Health Care Providers & Services	1.7%
Hotels, Restaurants & Leisure	3.3%
Industrial Conglomerates	1.4%
Information Technology Services	2.7%
Insurance	4.8%
Internet & Catalog Retail	1.0%

Industry	Percent of Net Assets
Internet Software & Services	4.0%
Machinery	1.0%
Media	3.3%
Metals & Mining	3.4%
Multiline Retail	1.8%
Oil, Gas & Consumable Fuels	3.9%
Pharmaceuticals	4.9%
Professional Services	0.3%
Real Estate Investment Trusts	1.7%
Real Estate Management & Development	0.9%
Semiconductors & Semiconductor Equipment	6.7%
Software	0.7%
Specialty Retail	0.9%
Technology, Hardware Storage & Peripherals	0.6%
Textiles, Apparel & Luxury Goods	3.0%
Thrifts & Mortgage Finance	1.0%
Tobacco	1.8%
Transportation Infrastructure	0.7%
Wireless Telecommunication Services	2.7%
Other Assets in Excess of Liabilities	5.0%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only		Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/14	1 Year	Since Inception (08/22/11 - 06/30/14)	3 Years	5 Years	Since Inception (12/01/08 - 06/30/14)
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)[1]	12.75%	11.87%	8.15%	15.64%	20.55%
MSCI Emerging Markets Small Cap Index[2]	14.53%	5.62%	0.89%	11.79%	22.12%
MSCI Emerging Markets Index[3]	14.68%	5.72%	–0.06%	9.58%	16.27%

[1]

The Driehaus Emerging Markets Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on December 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Small Cap Index (MSCI Emerging Markets Small Cap Index) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in 23 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization weighted index designed to measure equity market performance in 23 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 82.5%
FAR EAST — 47.8%
China — 17.3%
21Vianet Group, Inc. — ADR**	141,183	$4,231,255
Airtac International Group	157,000	1,690,518
Angang Steel Co., Ltd. — H	6,763,656	4,363,424
Anton Oilfield Services Group	3,647,940	2,485,178
AviChina Industry & Technology Co., Ltd. — H	3,380,000	1,910,147
Biostime International Holdings, Ltd.	243,500	1,350,963
China Animal Healthcare, Ltd.	4,681,000	3,255,392
China Distance Education Holdings, Ltd. — ADR	101,417	1,699,749
China Hongqiao Group, Ltd.	4,135,000	2,971,711
China Medical System Holdings, Ltd.	4,050,591	4,959,758
China Singyes Solar Technologies Holdings, Ltd.	4,036,000	6,800,960
CT Environmental Group, Ltd.	10,586,975	7,704,188
Hilong Holding, Ltd.	4,617,353	2,293,663
TAL Education Group — ADR**	143,236	3,938,990
Vipshop Holdings, Ltd. — ADR**	22,233	4,174,023
Wasion Group Holdings, Ltd.	2,382,000	1,788,713
Xinchen China Power Holdings, Ltd.**	3,974,000	2,568,866
Xinyi Solar Holdings, Ltd.	6,352,000	1,630,946

		59,818,444

Taiwan — 8.0%
Chroma ATE, Inc.	1,193,000	3,340,304
Eclat Textile Co., Ltd.	314,000	3,806,953
Epistar Corp.	1,169,000	2,897,247
Giant Manufacturing Co., Ltd.	396,000	3,083,596
Gigasolar Materials Corp.	89,000	1,773,562
Hermes Microvision, Inc.	48,000	1,905,017
Hota Industrial Manufacturing Co., Ltd.	986,000	1,750,218
Shin Zu Shing Co., Ltd.	837,000	2,480,893
Vanguard International Semiconductor Corp.	1,960,000	3,147,632
Voltronic Power Technology Corp.	209,000	1,616,954
Zhen Ding Technology Holding, Ltd.	529,000	1,741,600

		27,543,976

	Number of Shares	Value (Note A)
South Korea — 4.1%
Cosmax, Inc.**	25,563	$2,405,216
Hansae Co., Ltd.	100,110	2,706,077
Hotel Shilla Co., Ltd.	23,865	2,155,822
i-SENS, Inc.**	31,366	1,593,410
Wonik IPS Co., Ltd.**	272,985	3,129,696
Youngone Corp.	52,655	2,365,260

		14,355,481

Malaysia — 4.0%
Berjaya Auto BHD	2,490,000	1,775,802
Bonia Corp. BHD	999,900	1,665,981
Dialog Group BHD	2,347,400	2,770,678
KNM Group BHD**	18,548,500	5,227,777
Oldtown BHD	3,516,650	2,409,415

		13,849,653

Indonesia — 3.7%
PT Ace Hardware Indonesia Tbk	33,242,100	2,467,571
PT Bumi Serpong Damai Tbk	20,330,100	2,546,622
PT Matahari Department Store Tbk	3,179,966	3,701,690
PT Pakuwon Jati Tbk	53,462,700	1,573,891
PT Vale Indonesia Tbk	8,591,500	2,576,363

		12,866,137

Philippines — 3.5%
GT Capital Holdings, Inc.	213,020	4,245,759
Megaworld Corp.	16,238,462	1,674,068
Nickel Asia Corp.	3,151,200	2,382,351
Philippine Seven Corp.	338,260	681,170
Vista Land & Lifescapes, Inc.	21,420,368	3,003,268

		11,986,616

Thailand — 2.4%
Bumrungrad Hospital PCL — NVDR	434,900	1,567,811
Indorama Ventures PCL — NVDR	3,936,500	3,365,826
MC Group PCL — NVDR	5,652,400	3,256,813

		8,190,450

Sri Lanka — 1.5%
Commercial Bank of Ceylon PLC	1,715,776	1,851,050
Hatton National Bank PLC	1,695,335	2,042,337
John Keells Holdings PLC	814,836	1,374,889

		5,268,276

Singapore — 1.3%
First Real Estate Investment Trust — REIT	1,545,000	1,468,301
Silverlake Axis, Ltd.	3,050,000	2,935,279

		4,403,580

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
Vietnam — 1.2%
Hatien 1 Cement JSC**	1,672,200	$1,081,873
Kinh Do Corp.	1,163,260	3,272,180

		4,354,053

Cambodia — 0.8%
NagaCorp, Ltd.	2,994,577	2,638,956

Total FAR EAST		165,275,622

SOUTH AMERICA — 9.0%
Brazil — 9.0%
Aliansce Shopping Centers SA	89,200	712,550
Arezzo Industria e Comercio SA	345,900	4,862,482
B2W Cia Digital**	129,677	1,638,056
BR Properties SA	359,000	2,162,611
Cyrela Brazil Realty SA Empreendimentos e Participacoes	544,000	3,417,389
Estacio Participacoes SA	231,700	3,054,728
Gol Linhas Aereas Inteligentes SA — ADR**	620,542	3,400,570
Linx SA	115,841	2,726,812
Lojas Renner SA	130,600	4,186,057
Marcopolo SA — Pref.	813,800	1,583,770
Qualicorp SA**	287,900	3,403,461

		31,148,486

Total SOUTH AMERICA		31,148,486

EUROPE — 8.8%
Turkey — 3.0%
Turk Traktor ve Ziraat Makineleri AS	137,219	4,469,041
Turkiye Sinai Kalkinma Bankasi AS	2,067,298	1,688,108
Ulker Biskuvi Sanayi AS	487,389	4,083,430

		10,240,579

United Kingdom — 2.4%
Afren PLC**	970,956	2,409,444
Eros International PLC**	137,393	2,084,252
Genel Energy PLC**	138,860	2,412,084
Hikma Pharmaceuticals PLC	48,422	1,390,541

		8,296,321

Norway — 2.0%
DNO ASA**	1,832,395	7,047,156
Austria — 1.4%
C.A.T. oil AG	195,350	5,027,527

Total EUROPE		30,611,583

NORTH AMERICA — 8.1%
Canada — 3.3%
Africa Oil Corp.**	467,744	3,255,247

	Number of Shares	Value (Note A)
Gran Tierra Energy, Inc.**	542,707	$4,406,781
SEMAFO, Inc.	791,208	3,714,870

		11,376,898

Mexico — 2.6%
Banregio Grupo Financiero SAB de CV	797,660	4,730,563
Qualitas Controladora SAB de CV	970,900	2,802,652
TF Administradora Industrial S de RL de CV — REIT	772,900	1,725,896

		9,259,111

United States — 1.2%
Tahoe Resources, Inc.**	155,792	4,079,311
British Virgin Islands — 1.0%
Luxoft Holding, Inc.**	94,261	3,399,052

Total NORTH AMERICA		28,114,372

AFRICA — 4.7%
South Africa — 1.7%
Clicks Group, Ltd.	284,626	1,699,459
Mr. Price Group, Ltd.	151,155	2,569,848
PPC, Ltd.	578,825	1,706,268

		5,975,575

Nigeria — 1.5%
Guaranty Trust Bank PLC	5,786,540	1,028,047
Seplat Petroleum Development Co. PLC**	525,425	2,346,932
Zenith Bank PLC	10,794,998	1,659,495

		5,034,474

Egypt — 1.1%
Egyptian Financial Group-Hermes Holding SAE**	766,055	1,641,382
Six of October Development & Investment Co.**	452,664	2,049,319

		3,690,701

Kenya — 0.4%
Safaricom, Ltd.	10,543,400	1,497,608

Total AFRICA		16,198,358

MIDDLE EAST — 4.1%
Pakistan — 2.5%
Fauji Fertilizer Co., Ltd.	1,236,800	1,406,950
Lucky Cement, Ltd.	731,417	3,041,301
MCB Bank, Ltd.	816,000	2,492,035
United Bank, Ltd.	993,000	1,696,276

		8,636,562

Qatar — 1.1%
Al Meera Consumer Goods Co.	30,000	1,394,276
Gulf International Services OSC	87,011	2,201,207

		3,595,483

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
United Arab Emirates — 0.5%
Air Arabia PJSC	5,321,562	$1,796,650

Total MIDDLE EAST		14,028,695

Total EQUITY SECURITIES (Cost $254,255,006)		285,377,116

EQUITY CERTIFICATES — 14.9%
FAR EAST — 11.6%
India — 11.6%
Amara Raja Batteries, Ltd.†	225,609	1,766,011
Aurobindo Pharma, Ltd.†	150,806	1,857,588
Divi’s Laboratories, Ltd.†	84,976	2,061,563
Eicher Motors, Ltd.†	13,454	1,788,323
Ipca Laboratories, Ltd.†	79,744	1,163,908
Jaiprakash Associates, Ltd.†	2,718,199	3,488,984
Just Dial, Ltd.**†	147,831	3,592,850
Kaveri Seed Co., Ltd.†	366,925	4,646,273
Phoenix Mills, Ltd.†	23,670	126,408
Shriram Transport Finance Co., Ltd.†	226,856	3,413,684
SKS Microfinance, Ltd.**†	1,862,967	8,562,927
Sobha Developers, Ltd.†	213,952	1,770,275
UPL, Ltd.†	323,902	1,838,828
Va Tech Wabag, Ltd.†	73,972	1,608,640
Yes Bank, Ltd.†	280,980	2,527,629

		40,213,891

Total FAR EAST		40,213,891

MIDDLE EAST — 3.3%
Saudi Arabia — 3.3%
Al Khleej Training and Education Co.†	103,748	1,645,915
Al Tayyar Travel Group†	106,646	3,419,326
Bank Al-Jazira**†	201,645	1,645,204
Emaar Economic City**†	387,075	1,563,575
Jarir Marketing Co.†	28,307	1,486,863
Saudi Airlines Catering Co.†	34,273	1,571,779

		11,332,662

Total MIDDLE EAST		11,332,662

Total EQUITY CERTIFICATES (Cost $38,292,767)		51,546,553

	Number of Shares	Value (Note A)
PURCHASED CALL OPTIONS — 0.1%
Equity Volatility Index Fund, Exercise Price $15.00, Expiration Date July, 2014**	12,500	$375,000

Total PURCHASED CALL OPTIONS (Premiums paid $1,032,401)		375,000

PURCHASED PUT OPTIONS — 0.6%
iShares China Large-Cap Index Fund, Exercise Price $37.00, Expiration Date July, 2014**	10,000	470,000
iShares MSCI Emerging Markets Index Fund, Exercise Price $42.00, Expiration Date July, 2014**	15,000	225,000
iShares MSCI Emerging Markets Index Fund, Exercise Price $43.00, Expiration Date July, 2014**	10,000	390,000
iShares MSCI Emerging Markets Index Fund, Exercise Price $41.00, Expiration Date August, 2014**	10,000	260,000
Market Vectors Russia Index Fund, Exercise Price $25.00, Expiration Date August, 2014**	10,000	400,000
United States Oil Fund LP, Exercise Price $36.00, Expiration Date July, 2014**	10,000	40,000
Wisdom Tree India Earnings Fund, Exercise Price $22.00, Expiration Date July, 2014**	5,000	125,000

Total PURCHASED PUT OPTIONS (Premiums paid $3,193,249)		1,910,000

TOTAL INVESTMENTS (COST $296,773,423)	98.1%	$339,208,669
Other Assets In Excess Of Liabilities	1.9%	6,709,823

Net Assets	100.0%	$345,918,492

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$297,907,535

Gross Appreciation	$48,021,156
Gross Depreciation	(6,720,022)

Net Appreciation	$41,301,134

**	Non-income producing security
†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2014, the value of these restricted securities amounted to $51,546,553 or 14.9% of net assets.

Additional information on each restricted security is as follows (see Note A in Notes to Financial Statements):

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Al Khleej Training and Education Co.	CSFB	02/24/14	$1,400,298
Al Tayyar Travel Group	MLCO	10/02/13 to 01/27/14	$2,064,929
Amara Raja Batteries Ltd.	MLCO	05/29/14	$1,599,297
Aurobindo Pharma, Ltd.	MLCO	10/03/13	$518,365
Bank Al-Jazira	MSCO	02/19/13 to 05/28/13	$1,079,842
Divi’s Laboratories, Ltd.	MLCO	11/12/13 to 06/30/14	$1,701,253
Eicher Motors, Ltd.	MLCO	04/30/13 to 03/03/14	$786,950
Emaar Economic City	MSCO	05/29/13	$1,001,040

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Ipca Laboratories, Ltd.	MLCO	03/04/13 to 03/14/13	$721,207
Jaiprakash Associates, Ltd.	MLCO	06/24/14 to 06/30/14	$3,354,594
Jarir Marketing Co.	HSBC	12/16/13	$1,230,188
Just Dial, Ltd.	MLCO	02/06/14 to 05/13/14	$2,844,944
Kaveri Seed Co., Ltd.	MLCO	10/05/12 to 06/30/14	$2,193,443
Phoenix Mills, Ltd.	MSCO	05/22/14 to 05/29/14	$112,388
Saudi Airlines Catering Co.	MSCO	03/20/14	$1,406,722
Shriram Transport Finance Co., Ltd.	MLCO	05/20/14 to 06/19/14	$3,401,089
SKS Microfinance, Ltd.	CLSA, MLCO & MSCO	11/05/13 to 06/25/14	$6,240,869
Sobha Developers, Ltd.	MSCO	05/22/14 to 06/06/14	$1,654,577
UPL, Ltd.	MLCO	05/16/14 to 05/19/14	$1,586,476
Va Tech Wabag, Ltd.	MLCO	03/06/14 to 03/10/14	$839,485
Yes Bank, Ltd.	MLCO	06/30/14	$2,554,811

ADR — American Depository Receipt

CLSA — Credit Lyonnais Securities Asia

CSFB — CS First Boston

MLCO — Merrill Lynch & Co., Inc.

MSCO — Morgan Stanley

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

Regional Weightings(a)(b)

Asia/Far East Ex-Japan	59.4%
South America	9.0%
North America	8.1%
Middle East	7.4%
Western Europe	5.8%
Africa	4.7%
Eastern Europe	3.0%

Top Ten Holdings(a)

SKS Microfinance, Ltd.	2.5%
CT Environmental Group, Ltd.	2.2%
DNO ASA	2.0%
China Singyes Solar Technologies Holdings, Ltd.	2.0%
KNM Group BHD	1.5%
C.A.T. oil AG	1.5%
China Medical System Holdings, Ltd.	1.4%
Arezzo Industria e Comercio SA	1.4%
Banregio Grupo Financiero SAB de CV	1.4%
Kaveri Seed Co., Ltd.	1.3%

(a)	All percentages are stated as a percent of net assets at June 30, 2014.
(b)	Excludes purchased options.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	0.5%
Airlines	1.5%
Auto Components	1.2%
Banks	6.2%
Capital Markets	0.5%
Chemicals	1.9%
Commercial Services & Supplies	0.4%
Construction & Engineering	2.8%
Construction Materials	1.7%
Consumer Finance	3.5%
Diversified Consumer Services	3.0%
Diversified Financial Services	1.2%
Electrical Equipment	1.0%
Electronic Equipment, Instruments & Components	2.0%
Energy Equipment & Services	5.0%
Food & Staples Retailing	1.1%
Food Products	4.5%
Health Care Equipment & Supplies	0.5%
Health Care Providers & Services	1.4%
Hotels, Restaurants & Leisure	2.4%
Household Durables	1.0%
Industrial Conglomerates	1.4%
Insurance	0.8%

Industry	Percent of Net Assets
Internet & Catalog Retail	1.7%
Internet Software & Services	2.3%
IT Services	1.0%
Leisure Products	0.9%
Life Sciences Tools & Services	0.6%
Machinery	3.5%
Media	0.6%
Metals & Mining	5.8%
Multiline Retail	2.3%
Oil, Gas & Consumable Fuels	6.3%
Other	0.7%
Personal Products	0.7%
Pharmaceuticals	3.6%
Real Estate Investment Trusts	0.9%
Real Estate Management & Development	5.0%
Semiconductors & Semiconductor Equipment	4.2%
Software	1.6%
Specialty Retail	2.9%
Textiles, Apparel & Luxury Goods	4.9%
Water Utilities	2.7%
Wireless Telecommunication Services	0.4%
Other Assets in Excess of Liabilities	1.9%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 1, 2002 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/14	1 Year	3 Years	5 Years	Since Inception (09/17/07 - 06/30/14)	10 Years	Since Inception (08/1/02 - 06/30/14)
Driehaus International Small Cap Growth Fund (DRIOX)[1]	24.79%	7.66%	17.44%	5.97%	15.36%	18.27%
MSCI AC World ex USA Small Cap Growth Index[2]	25.54%	6.56%	14.57%	3.03%	9.25%	11.81%

[1]

The Driehaus International Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on August 1, 2002, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on September 17, 2007. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to January 1, 2010, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index (MSCI AC World ex USA Small Cap Growth Index) is a market capitalization-weighted index designed to measure equity performance in 45 global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 98.1%
EUROPE — 54.2%
Germany — 16.3%
Aareal Bank AG	52,013	$2,397,313
Aurelius AG	70,468	2,574,403
Deutsche Annington Immobilien SE	130,097	3,828,269
Dialog Semiconductor PLC**	77,827	2,698,848
DMG Mori Seiki AG	72,463	2,523,256
Drillisch AG	97,158	3,871,420
Gerry Weber International AG	25,426	1,243,273
Jungheinrich AG	31,784	2,241,375
Krones AG	36,835	3,651,220
KUKA AG	64,174	3,885,765
LEG Immobilien AG	51,675	3,480,969
MorphoSys AG**	28,507	2,673,873
Nordex SE**	167,269	3,717,343
Wirecard AG	57,105	2,465,453

		41,252,780

United Kingdom — 11.4%
Abengoa Yield PLC**	50,100	1,894,782
AMEC PLC	89,717	1,865,522
Ashtead Group PLC	204,014	3,055,043
Barratt Developments PLC	200,946	1,285,144
Bodycote PLC	185,734	2,185,312
Britvic PLC	396,398	4,935,302
Elementis PLC	607,270	2,705,237
Great Portland Estates PLC — REIT	256,235	2,824,058
Halma PLC	307,250	3,099,738
Hays PLC	766,630	1,916,837
Jazztel PLC**	174,729	2,488,267
Zoopla Property Group PLC**	139,867	551,741

		28,806,983

Switzerland — 5.3%
Dufry AG**	13,403	2,436,359
Forbo Holding AG	4,662	4,970,592
Georg Fischer AG	3,170	2,271,690
Temenos Group AG	95,189	3,708,593

		13,387,234

France — 4.4%
Montupet	34,066	2,902,817
Numericable Group SA**	37,673	2,243,976
Plastic Omnium SA	66,520	2,088,599
Teleperformance	61,975	3,798,016

		11,033,408

Denmark — 4.0%
GN Store Nord AS	90,348	2,588,554
Matas AS	89,923	2,551,604
Pandora AS	64,419	4,939,518

		10,079,676

	Number of Shares	Value (Note A)
Luxembourg — 3.3%
Aperam**	141,058	$4,761,166
GAGFAH SA**	188,649	3,434,326

		8,195,492

Sweden — 3.2%
Hexpol AB	34,743	3,151,104
Husqvarna AB	312,646	2,430,867
Trelleborg AB	111,655	2,376,296

		7,958,267

Italy — 2.4%
Anima Holding SpA**	350,251	2,114,071
Brembo SpA	107,366	3,919,454

		6,033,525

Spain — 1.2%
Gamesa Corp Tecnologica SA**	251,669	3,142,503
Ireland — 1.1%
Greencore Group PLC	628,744	2,857,927
Finland — 1.0%
Outokumpu OYJ**	248,539	2,499,688
Norway — 0.6%
DNO ASA**	171,128	658,136
Opera Software ASA	68,315	911,037

		1,569,173

Total EUROPE		136,816,656

FAR EAST — 25.7%
Japan — 20.0%
Calbee, Inc.	111,600	3,077,937
Hoshizaki Electric Co., Ltd.	50,576	2,521,187
Japan Aviation Electronics Industry, Ltd.	114,919	2,471,828
Kajima Corp.	718,033	3,175,350
Kanamoto Co., Ltd.	64,657	2,575,302
Kose Corp.	65,200	2,490,736
M3, Inc.	107,700	1,713,759
Mabuchi Motor Co., Ltd.	32,928	2,496,294
Minebea Co., Ltd.	238,169	2,675,449
Nifco, Inc.	93,493	3,119,356
Nihon M&A Center, Inc.	106,802	3,048,925
Nishimatsu Construction Co., Ltd.	438,257	1,864,555
Pigeon Corp.	55,900	2,946,607
Tadano, Ltd.	282,919	4,705,775
Topcon Corp.	122,600	2,831,884
Tsuruha Holdings, Inc.	48,080	2,653,050
Ulvac, Inc.**	156,015	3,321,893
Zenkoku Hosho Co., Ltd.	102,600	2,791,230

		50,481,117

Australia — 1.8%
G8 Education, Ltd.	1,060,956	4,601,978
Indonesia — 1.0%
PT Matahari Department Store Tbk	2,227,093	2,592,483

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
South Korea — 1.0%
Cosmax, Inc.**	27,500	$2,587,468
Philippines — 0.7%
Jollibee Foods Corp.	432,240	1,742,823
China — 0.7%
AAC Technologies Holdings, Inc.	251,000	1,633,845
Taiwan — 0.5%
Eclat Textile Co., Ltd.	109,000	1,321,522

Total FAR EAST		64,961,236

NORTH AMERICA — 14.5%
Canada — 14.5%
Aecon Group, Inc.	104,754	1,664,009
Air Canada**	147,177	1,314,462
Badger Daylighting, Ltd.	124,551	4,102,870
Canadian Energy Services & Technology Corp.	121,712	3,812,019
Canyon Services Group, Inc.	183,999	3,259,061
CCL Industries, Inc. — B	50,290	4,842,601
DeeThree Exploration, Ltd.**	120,569	1,288,118
Interfor Corp.**	88,517	1,233,539
Linamar Corp.	98,370	5,803,281
PrairieSky Royalty, Ltd.	52,871	1,922,492
Secure Energy Services, Inc.	166,475	3,658,534
Trinidad Drilling, Ltd.	321,900	3,653,258

		36,554,244

Total NORTH AMERICA		36,554,244

	Number of Shares	Value (Note A)
SOUTH AMERICA — 3.7%
Brazil — 3.7%
Estacio Participacoes SA	189,341	$2,496,268
Gol Linhas Aereas Inteligentes SA — ADR**	412,659	2,261,371
Lojas Renner SA	83,400	2,673,179
Qualicorp SA**	172,000	2,033,326

		9,464,144

Total SOUTH AMERICA		9,464,144

Total EQUITY SECURITIES (Cost $215,707,105)		247,796,280

TOTAL INVESTMENTS (COST $215,707,105)	98.1%	$247,796,280
Other Assets In Excess Of Liabilities	1.9%	4,833,132

Net Assets	100.0%	$252,629,412

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$218,427,022

Gross Appreciation	$34,052,536
Gross Depreciation	(4,683,278)

Net Appreciation	$29,369,258

**	Non-income producing security

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

Regional Weightings*

Western Europe	54.2%
Japan	20.0%
North America	14.5%
Asia/Far East Ex-Japan	5.7%
South America	3.7%

Top Ten Holdings*

Linamar Corp.	2.3%
Forbo Holding AG	2.0%
Pandora AS	2.0%
Britvic PLC	2.0%
CCL Industries, Inc. — B	1.9%
Aperam	1.9%
Tadano, Ltd.	1.9%
G8 Education, Ltd.	1.8%
Badger Daylighting, Ltd.	1.6%
Brembo SpA	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2014.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

Industry	Percent of Net Assets
Airlines	1.4%
Auto Components	7.1%
Beverages	2.0%
Capital Markets	1.9%
Chemicals	2.3%
Construction & Engineering	4.3%
Containers & Packaging	1.9%
Diversified Consumer Services	2.8%
Diversified Financial Services	1.1%
Diversified Telecommunication Services	1.0%
Electrical Equipment	3.7%
Electronic Equipment, Instruments & Components	4.0%
Energy Equipment & Services	6.4%
Food & Staples Retailing	1.0%
Food Products	2.3%
Health Care Equipment & Supplies	1.0%
Health Care Providers & Services	0.8%
Health Care Technology	0.7%
Hotels, Restaurants & Leisure	0.7%
Household Durables	3.4%
Household Products	1.2%
Independent Power and Renewable Electricity Producers	0.7%

Industry	Percent of Net Assets
Information Technology Services	1.0%
Internet Software & Services	0.6%
Life Sciences Tools & Services	1.1%
Machinery	11.5%
Media	0.9%
Metals & Mining	2.9%
Multiline Retail	2.1%
Oil, Gas & Consumable Fuels	1.5%
Paper & Forest Products	0.5%
Personal Products	2.0%
Professional Services	3.5%
Real Estate Investment Trusts	1.1%
Real Estate Management & Development	4.2%
Semiconductors & Semiconductor Equipment	2.4%
Software	1.5%
Specialty Retail	2.0%
Textiles, Apparel & Luxury Goods	3.0%
Thrifts & Mortgage Finance	0.9%
Trading Companies & Distributors	2.2%
Wireless Telecommunication Services	1.5%
Other Assets in Excess of Liabilities	1.9%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since May 1, 2008 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/14	1 Year	3 Years	5 Years	Since Inception (05/01/08 - 06/30/14)
Driehaus Global Growth Fund (DRGGX)[1]	17.14%	3.93%	10.70%	–0.07%
MSCI AC World Growth Index[2]	23.50%	10.82%	15.18%	5.01%

[1]	The returns for the periods prior to September 1, 2009, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World Growth Index (MSCI AC World Growth Index) is a subset of the MSCI All Country World Index (MSCI ACWI) and includes only the MSCI ACWI stocks which are categorized as growth stocks. The MSCI ACWI is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of 23 developed and 23 emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Global Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 99.1%
NORTH AMERICA — 66.4%
United States — 56.7%
Actavis PLC**	2,201	$490,933
Allergan, Inc.	2,416	408,835
Alnylam Pharmaceuticals, Inc.**	2,688	169,801
AMERCO	677	196,845
B/E Aerospace, Inc.**	4,325	400,019
Biogen Idec, Inc.**	1,227	386,885
C&J Energy Services, Inc.**	7,395	249,803
Cabela’s, Inc.**	7,747	483,413
Celgene Corp.**	5,669	486,854
Chipotle Mexican Grill, Inc.**	679	402,314
Concho Resources, Inc.**	1,134	163,863
Constellation Brands, Inc. — A**	3,898	343,531
Cornerstone OnDemand, Inc.**	6,380	293,608
CoStar Group, Inc.**	2,222	351,454
Delta Air Lines, Inc.	6,146	237,973
Demandware, Inc.**	7,414	514,309
DexCom, Inc.**	6,347	251,722
Facebook, Inc. — A**	5,259	353,878
FleetCor Technologies, Inc.**	1,201	158,292
Gilead Sciences, Inc.**	6,197	513,793
Google, Inc. — A**	1,706	997,447
Guidewire Software, Inc.**	8,217	334,103
Intercept Pharmaceuticals, Inc.**	1,122	265,499
Jazz Pharmaceuticals PLC**	1,140	167,591
Kirby Corp.**	5,648	661,607
Las Vegas Sands Corp.	10,821	824,777
LinkedIn Corp. — A**	1,518	260,291
Lowe’s Companies, Inc.	10,286	493,625
Lumber Liquidators Holdings, Inc.**	5,792	439,902
Marathon Petroleum Corp.	4,888	381,606
Mead Johnson Nutrition Co.	2,895	269,727
Microsoft Corp.	7,893	329,138
Mobile Mini, Inc.	10,803	517,356
Plains GP Holdings LP — A	10,412	333,080
Regeneron Pharmaceuticals Inc.**	1,046	295,464
Rite Aid Corp.**	135,923	974,568
Roper Industries, Inc.	3,340	487,673
salesforce.com, Inc.**	3,991	231,797
ServiceNow, Inc.**	8,148	504,850
Targa Resources Corp.	1,175	163,995
The Hain Celestial Group, Inc.**	1,809	160,531
The Priceline Group, Inc.**	351	422,253
The Williams Companies, Inc.	2,783	161,998
TripAdvisor, Inc.**	3,479	378,028
United Continental Holdings, Inc.**	7,798	320,264
Valero Energy Corp.	6,099	305,560

	Number of Shares	Value (Note A)
Visa, Inc. — A	2,320	$488,847
Workday, Inc. — A**	2,017	181,248
Yahoo!, Inc.**	9,204	323,337

		18,534,287

Canada — 7.0%
Canadian Pacific Railway, Ltd.	2,778	503,207
Methanex Corp.	5,558	343,373
PrairieSky Royalty, Ltd.	8,892	323,330
Trinidad Drilling, Ltd.	44,752	507,893
Valeant Pharmaceuticals International, Inc.**	4,873	616,243

		2,294,046

Mexico — 2.7%
Cemex SAB de CV — SP ADR**	17,169	227,146
Fibra Uno Administracion SA de CV — REIT	187,604	657,811

		884,957

Total NORTH AMERICA		21,713,290

FAR EAST — 17.1%
China — 11.8%
21Vianet Group, Inc. — ADR**	10,737	321,788
AIA Group, Ltd.	67,231	337,873
Baidu, Inc. — SP ADR**	2,355	439,938
Melco Crown Entertainment, Ltd. — ADR	10,068	359,528
Michael Kors Holdings, Ltd.**	5,029	445,821
New Oriental Education & Technology Group, Inc. — SP ADR	13,091	347,828
Qihoo 360 Technology Co., Ltd. — ADR**	3,706	341,100
Sands China, Ltd.	46,673	352,589
Tencent Holdings, Ltd.	44,480	678,357
Vipshop Holdings, Ltd. — ADR**	1,361	255,514

		3,880,336

Japan — 3.3%
F@N Communications, Inc.	11,635	191,112
Hulic Co., Ltd.	24,356	320,964
M3, Inc.	11,730	186,652
Tokai Tokyo Financial Holdings, Inc.	47,642	370,583

		1,069,311

Philippines — 1.3%
Robinsons Retail Holdings, Inc.	248,093	414,625
Cambodia — 0.7%
NagaCorp, Ltd.	270,966	238,787

Total FAR EAST		5,603,059

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EUROPE — 14.8%
United Kingdom — 5.3%
Abengoa Yield PLC**	4,682	$177,073
Ashtead Group PLC	32,930	493,116
ASOS PLC**	3,223	163,268
Countrywide PLC	27,271	240,124
Genel Energy PLC**	20,315	352,884
St. James’s Place PLC	24,652	321,482

		1,747,947

Italy — 1.8%
Azimut Holding SpA	9,558	246,312
Intesa Sanpaolo SpA	105,612	326,250

		572,562

Sweden — 1.7%
Assa Abloy AB — B	11,113	565,501
Switzerland — 1.5%
Roche Holding AG	1,648	491,538
Germany — 1.5%
Aurelius AG	4,348	158,845
Continental AG	1,412	327,043

		485,888

Ireland — 1.0%
Perrigo Co., PLC	2,316	337,580
Denmark — 1.0%
GN Store Nord AS	11,671	334,385
France — 1.0%
JC Decaux SA	8,243	307,575

Total EUROPE		4,842,976

	Number of Shares	Value (Note A)
SOUTH AMERICA — 0.8%
Brazil — 0.8%
Kroton Educacional SA	8,800	$247,292

Total SOUTH AMERICA		247,292

Total EQUITY SECURITIES (Cost $29,151,476)		32,406,617

TOTAL INVESTMENTS (COST $29,151,476)	99.1%	$32,406,617
Other Assets In Excess Of Liabilities	0.9%	291,376

Net Assets	100.0%	$32,697,993

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$29,295,355

Gross Appreciation	$4,137,455
Gross Depreciation	(1,026,193)

Net Appreciation	$3,111,262

**	Non-income producing security

ADR — American Depository Receipt

REIT— Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

Regional Weightings*

North America	66.4%
Western Europe	14.8%
Asia/Far East Ex-Japan	13.8%
Japan	3.3%
South America	0.8%

Top Ten Holdings*

Google, Inc. — A	3.1%
Rite Aid Corp.	3.0%
Las Vegas Sands Corp.	2.5%
Tencent Holdings, Ltd.	2.1%
Kirby Corp.	2.0%
Fibra Uno Administracion SA de CV — REIT	2.0%
Valeant Pharmaceuticals International, Inc.	1.9%
Assa Abloy AB — B	1.7%
Mobile Mini, Inc.	1.6%
Demandware, Inc.	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2014.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.2%
Airlines	1.7%
Auto Components	1.0%
Banks	1.0%
Beverages	1.1%
Biotechnology	6.5%
Building Products	1.7%
Capital Markets	2.4%
Chemicals	1.1%
Commercial Services & Supplies	1.6%
Construction Materials	0.7%
Diversified Consumer Services	1.8%
Energy Equipment & Services	2.3%
Food & Staples Retailing	4.3%
Food Products	1.3%
Health Care Equipment & Supplies	1.8%
Health Care Technology	0.6%
Hotels, Restaurants & Leisure	6.7%
Independent Power and Renewable Electricity Producers	0.5%

Industry	Percent of Net Assets
Industrial Conglomerates	1.5%
Insurance	2.0%
Internet & Catalog Retail	3.7%
Internet Software & Services	15.5%
IT Services	2.0%
Marine	2.0%
Media	0.9%
Oil, Gas & Consumable Fuels	6.7%
Pharmaceuticals	7.7%
Real Estate Investment Trusts	2.0%
Real Estate Management & Development	1.7%
Road & Rail	2.1%
Software	4.8%
Specialty Retail	4.3%
Textiles, Apparel & Luxury Goods	1.4%
Trading Companies & Distributors	1.5%
Other Assets in Excess of Liabilities	0.9%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 1999, with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/14	1 Year	3 Years	5 Years	Since Inception (04/27/09 - 06/30/14)	10 Years	From (01/01/99 - 06/30/14)
Driehaus Mid Cap Growth Fund (DRMGX)[1]	17.54%	9.30%	17.70%	17.87%	9.51%	9.34%
Russell Midcap Growth Index[2]	26.04%	14.54%	21.16%	21.92%	9.83%	7.31%

[1]

The Driehaus Mid Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Institutional Mid Cap, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1986, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Mid Cap Investors, L.P. on April 27, 2009. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index. Source: Russell Indices

Driehaus Mid Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 98.6%
CONSUMER DISCRETIONARY — 23.6%
Specialty Retail — 5.7%
O’Reilly Automotive, Inc.**	2,339	$352,253
Penske Automotive Group, Inc.	8,297	410,702
Restoration Hardware Holdings, Inc.**	3,533	328,746
Signet Jewelers, Ltd.	3,415	377,665

		1,469,366

Auto Components — 4.1%
Delphi Automotive PLC	6,771	465,439
The Goodyear Tire & Rubber Co.	21,458	596,103

		1,061,542

Automobiles — 2.6%
Tesla Motors, Inc.**	2,755	661,365
Textiles, Apparel & Luxury Goods — 2.6%
Kate Spade & Co.**	7,034	268,277
Michael Kors Holdings, Ltd.**	4,345	385,184

		653,461

Internet & Catalog Retail — 2.3%
Netflix, Inc.**	649	285,949
Vipshop Holdings, Ltd. — ADR**	1,645	308,832

		594,781

Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill, Inc.**	538	318,770
Melco Crown Entertainment, Ltd. — ADR	6,912	246,828

		565,598

Multiline Retail — 1.5%
Big Lots, Inc.	8,114	370,810
Household Durables — 0.9%
Harman International Industries, Inc.	2,236	240,214
Media — 0.9%
Discovery Communications, Inc. — A**	2,938	218,235
Leisure Products — 0.8%
Hasbro, Inc.	3,830	203,182

Total CONSUMER DISCRETIONARY		6,038,554

INDUSTRIALS — 19.4%
Professional Services — 3.3%
Manpowergroup, Inc.	5,291	448,941
Towers Watson & Co. — A	3,693	384,921

		833,862

Machinery — 2.8%
The Middleby Corp.**	1,569	129,788
Trinity Industries, Inc.	2,959	129,368

	Number of Shares	Value (Note A)
WABCO Holdings, Inc.**	4,261	$455,160

		714,316

Commercial Services & Supplies — 2.6%
Stericycle, Inc.**	1,496	177,156
Waste Connections, Inc.	10,037	487,296

		664,452

Electrical Equipment — 2.5%
Generac Holdings, Inc.**	6,600	321,684
SolarCity Corp.**	4,540	320,524

		642,208

Construction & Engineering — 2.5%
Quanta Services, Inc.**	18,021	623,166
Marine — 1.9%
Kirby Corp.**	4,208	492,925
Road & Rail — 1.9%
Swift Transportation Co.**	19,459	490,951
Airlines — 0.8%
Southwest Airlines Co.	8,049	216,196
Transportation Infrastructure — 0.6%
Macquarie Infrastructure Co. LLC	2,495	155,613
Trading Companies & Distributors — 0.5%
Air Lease Corp.	3,246	125,231

Total INDUSTRIALS		4,958,920

INFORMATION TECHNOLOGY — 14.6%
Software — 4.6%
Splunk, Inc.**	5,699	315,326
Tableau Software, Inc. — A**	3,235	230,753
Tyler Technologies, Inc.**	2,121	193,456
Workday, Inc. — A**	4,795	430,879

		1,170,414

Internet Software & Services — 4.0%
Demandware, Inc.**	3,125	216,781
Qihoo 360 Technology Co., Ltd. — ADR**	4,540	417,862
Rackspace Hosting, Inc.**	3,338	112,357
Yelp, Inc.**	3,731	286,093

		1,033,093

Semiconductors & Semiconductor Equipment — 2.8%
Cavium, Inc.**	6,899	342,604
Integrated Device Technology, Inc.**	23,747	367,129

		709,733

Communications Equipment — 1.6%
Arista Networks, Inc.**	1,923	119,976
F5 Networks, Inc.**	2,434	271,245

		391,221

Technology Hardware, Storage & Peripherals — 1.0%
Nimble Storage, Inc.**	8,484	260,629

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
Information Technology Services — 0.6%
FleetCor Technologies, Inc.**	1,198	$157,896

Total INFORMATION TECHNOLOGY		3,722,986

HEALTH CARE — 11.1%
Health Care Equipment & Supplies — 4.2%
DexCom, Inc.**	8,934	354,322
IDEXX Laboratories, Inc.**	4,365	583,033
STERIS Corp.	2,396	128,138

		1,065,493

Biotechnology — 3.6%
ACADIA Pharmaceuticals, Inc.**	10,495	237,082
Alnylam Pharmaceuticals, Inc.**	3,739	236,193
Intercept Pharmaceuticals, Inc.**	924	218,646
Medivation, Inc.**	3,117	240,258

		932,179

Health Care Providers & Services — 2.1%
Envision Healthcare Holdings, Inc.**	9,225	331,270
Universal Health Services, Inc. — B	2,270	217,375

		548,645

Health Care Technology — 1.2%
Veeva Systems, Inc. — A**	11,765	299,419

Total HEALTH CARE		2,845,736

CONSUMER STAPLES — 10.9%
Food Products — 5.6%
Keurig Green Mountain, Inc.	2,882	359,126
The Hershey Co.	5,482	533,782
The WhiteWave Foods Co.**	16,941	548,380

		1,441,288

Beverages — 2.8%
Constellation Brands, Inc. — A**	8,217	724,164
Food & Staples Retailing — 2.5%
Rite Aid Corp.**	87,084	624,392

Total CONSUMER STAPLES		2,789,844

ENERGY — 8.4%
Oil, Gas & Consumable Fuels — 4.4%
Athlon Energy, Inc.**	3,712	177,062
Eclipse Resources Corp.**	3,303	83,004
Rice Energy, Inc.**	11,590	352,916
Whiting Petroleum Corp.**	6,405	514,001

		1,126,983

Energy Equipment & Services — 4.0%
CARBO Ceramics, Inc.	1,378	212,377
Nabors Industries, Ltd.	11,253	330,501

	Number of Shares	Value (Note A)
RPC, Inc.	20,615	$484,246

		1,027,124

Total ENERGY		2,154,107

FINANCIALS — 6.2%
Real Estate Investment Trusts — 3.9%
Crown Castle International Corp. — REIT	8,088	600,615
Ryman Hospitality Properties, Inc. — REIT	8,076	388,859

		989,474

Capital Markets — 1.6%
Lazard, Ltd. MLP — A	8,023	413,666
Banks — 0.7%
BankUnited, Inc.	5,353	179,219

Total FINANCIALS		1,582,359

MATERIALS — 4.4%
Construction Materials — 2.5%
Eagle Materials, Inc.	6,722	633,750
Containers & Packaging — 1.9%
Crown Holdings, Inc.**	9,773	486,305

Total MATERIALS		1,120,055

Total EQUITY SECURITIES (Cost $21,919,379)		25,212,561

TOTAL INVESTMENTS (COST $21,919,379)	98.6%	$25,212,561
Other Assets In Excess Of Liabilities	1.4%	370,463

Net Assets	100.0%	$25,583,024

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$21,973,503

Gross Appreciation	$3,593,777
Gross Depreciation	(354,719)

Net Appreciation	$3,293,058

**	Non-income producing security

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

Top Ten Holdings*

Constellation Brands, Inc. — A	2.8%
Tesla Motors, Inc.	2.6%
Eagle Materials, Inc.	2.5%
Rite Aid Corp.	2.4%
Quanta Services, Inc.	2.4%
Crown Castle International Corp. — REIT	2.3%
The Goodyear Tire & Rubber Co.	2.3%
IDEXX Laboratories, Inc.	2.3%
The WhiteWave Foods Co. — A	2.1%
The Hershey Co.	2.1%

*	All percentages are stated as a percent of net assets at June 30, 2014.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 2003, with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only	Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/14	Since Inception (11/18/13 - 06/30/14)	1 Year	3 Years	5 Years	10 Years	From (01/01/03 - 06/30/14)
Driehaus Micro Cap Growth Fund (DMCRX)[1]	6.00%	23.58%	15.49%	20.47%	12.29%	18.39%
Russell Microcap® Growth Index[2]	8.32%	26.70%	15.42%	19.93%	6.73%	10.93%

[1]

The Driehaus Micro Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Micro Cap Fund, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. on November 18, 2013. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the micro cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate microcap growth manager's opportunity set.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 98.4%
HEALTH CARE — 30.4%
Biotechnology — 17.6%
ACADIA Pharmaceuticals, Inc.**	22,794	$514,916
Acceleron Pharma, Inc.**	18,282	621,040
Agenus, Inc.**	189,841	611,288
Agios Pharmaceuticals, Inc.**	26,081	1,195,031
Alder Biopharmaceuticals, Inc.**	28,094	563,847
Aquinox Pharmaceuticals, Inc.**	40,149	376,196
Arrowhead Research Corp.**	61,388	878,462
Auspex Pharmaceuticals, Inc.**	26,234	584,231
Bluebird Bio, Inc.**	23,926	922,826
Cytokinetics, Inc.**	58,311	278,727
Dyax Corp.**	117,428	1,127,309
Epizyme, Inc.**	31,602	983,454
Heron Therapeutics, Inc.**	75,876	934,792
Karyopharm Therapeutics, Inc.**	17,646	821,421
Kindred Biosciences, Inc.**	40,638	757,492
Ligand Pharmaceuticals, Inc.**	24,704	1,538,812
MacroGenics, Inc.**	17,222	374,234
Mirati Therapeutics, Inc.**	26,459	529,180
NewLink Genetics Corp.**	21,202	562,913
Oncothyreon, Inc.**	180,446	584,645
Orexigen Therapeutics, Inc.**	107,782	666,093
Receptos, Inc.**	24,237	1,032,496
Rigel Pharmaceuticals, Inc.**	127,753	463,743
Sangamo BioSciences, Inc.**	18,175	277,532
Tekmira Pharmaceuticals Corp.**	9,727	127,035
XOMA Corp.**	210,846	967,783

		18,295,498

Pharmaceuticals — 6.5%
AcelRx Pharmaceuticals, Inc.**	94,919	972,920
ANI Pharmaceuticals, Inc.**	34,443	1,186,217
Aratana Therapeutics, Inc.**	40,361	630,035
AVANIR Pharmaceuticals, Inc. — A**	103,881	585,889
Corium International, Inc.**	78,488	609,852
Horizon Pharma, Inc.**	60,168	951,858
Parnell Pharmaceuticals Holdings Ltd.**	32,156	221,876
Repros Therapeutics, Inc.**	21,097	364,978
Revance Therapeutics, Inc.**	37,063	1,260,142

		6,783,767

	Number of Shares	Value (Note A)
Health Care Equipment & Supplies — 5.0%
AtriCure, Inc.**	37,291	$685,409
Novadaq Technologies, Inc.**	39,165	645,439
Oxford Immunotec Global PLC**	43,135	725,962
STAAR Surgical Co.**	40,987	688,582
The Spectranetics Corp.**	53,182	1,216,804
TriVascular Technologies, Inc.**	37,275	580,372
Zeltiq Aesthetics, Inc.**	39,650	602,284

		5,144,852

Life Sciences Tools & Services — 1.3%
Cambrex Corp.**	29,261	605,703
Fluidigm Corp.**	17,192	505,445
NanoString Technologies, Inc.**	16,697	249,620

		1,360,768

Total HEALTH CARE		31,584,885

CONSUMER DISCRETIONARY — 17.7%
Hotels, Restaurants & Leisure — 5.1%
Century Casinos, Inc.**	82,711	478,897
Del Frisco’s Restaurant Group, Inc.**	36,081	994,392
Fiesta Restaurant Group, Inc.**	22,493	1,043,900
Ignite Restaurant Group, Inc.**	29,187	424,963
Kona Grill, Inc.**	39,290	762,619
Ruby Tuesday, Inc.**	94,303	715,760
Zoe’s Kitchen, Inc.**	24,220	832,684

		5,253,215

Auto Components — 3.2%
Gentherm, Inc.**	41,776	1,856,943
Motorcar Parts of America, Inc.**	23,930	582,695
Tower International, Inc.**	24,758	912,085

		3,351,723

Media — 2.5%
Carmike Cinemas, Inc.**	25,826	907,267
Rentrak Corp.**	32,444	1,701,688

		2,608,955

Specialty Retail — 1.8%
Christopher & Banks Corp.**	58,338	511,041
MarineMax, Inc.**	84,326	1,411,617

		1,922,658

Leisure Products — 1.6%
JAKKS Pacific, Inc.	133,771	1,035,388
Malibu Boats, Inc. — A**	33,244	668,204

		1,703,592

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
Multiline Retail — 1.4%
Tuesday Morning Corp.**	79,356	$1,414,124
Household Durables — 1.3%
Universal Electronics, Inc.**	27,036	1,321,520
Distributors — 0.8%
Core-Mark Holding Co., Inc.	17,296	789,216

Total CONSUMER DISCRETIONARY		18,365,003

INFORMATION TECHNOLOGY — 17.4%
Software — 6.3%
Callidus Software, Inc.**	134,226	1,602,658
ClickSoftware Technologies, Ltd.	106,603	860,286
Interactive Intelligence Group, Inc.**	40,383	2,266,698
Materialise NV — ADR**	40,216	462,484
Proofpoint, Inc.**	35,182	1,317,918

		6,510,044

Internet Software & Services — 3.6%
GTT Communications, Inc.**	104,544	1,067,394
Marketo, Inc.**	21,795	633,799
SPS Commerce, Inc.**	17,298	1,093,061
Tucows, Inc. — A**	29,957	366,674
Wix.com, Ltd.**	27,641	548,397

		3,709,325

Semiconductors & Semiconductor Equipment — 3.4%
Ambarella, Inc.**	20,123	627,435
Applied Micro Circuits Corp.**	73,424	793,713
Inphi Corp.**	48,482	711,716
Silicon Motion Technology Corp. — ADR	71,062	1,451,797

		3,584,661

Technology Hardware, Storage & Peripherals — 1.4%
Super Micro Computer, Inc.**	57,635	1,456,436
Information Technology Services — 0.9%
Virtusa Corp.**	27,490	984,142
Electronic Equipment, Instruments & Components — 0.9%
Methode Electronics, Inc.	24,110	921,243
Communications Equipment — 0.9%
Alliance Fiber Optic Products, Inc.	19,290	349,149
ShoreTel, Inc.**	81,467	531,165

		880,314

Total INFORMATION TECHNOLOGY		18,046,165

INDUSTRIALS — 12.7%
Machinery — 3.2%
Columbus McKinnon Corp.	17,462	472,347
Lydall, Inc.**	19,719	539,709
Manitex International, Inc.**	77,643	1,260,922

	Number of Shares	Value (Note A)
NN, Inc.	27,295	$698,206
Twin Disc, Inc.	10,537	348,248

		3,319,432

Building Products — 1.9%
Insteel Industries, Inc.	27,457	539,530
Patrick Industries, Inc.**	30,870	1,438,233

		1,977,763

Electrical Equipment — 1.8%
Hydrogenics Corp.**	21,425	400,219
Plug Power, Inc.**	87,732	410,586
Power Solutions International, Inc.**	9,709	698,757
TCP International Holdings, Ltd.**	39,649	406,799

		1,916,361

Trading Companies & Distributors — 1.7%
H&E Equipment Services, Inc.**	32,216	1,170,729
Stock Building Supply Holdings, Inc.**	29,128	574,695

		1,745,424

Road & Rail — 1.4%
Marten Transport, Ltd.	43,060	962,391
Quality Distribution, Inc.**	37,034	550,325

		1,512,716

Professional Services — 1.1%
Paylocity Holding Corp.**	53,711	1,161,769
Construction & Engineering — 0.7%
Argan, Inc.	18,932	705,974
Aerospace & Defense — 0.5%
Taser International, Inc.**	36,259	482,245
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.**	46,161	386,368

Total INDUSTRIALS		13,208,052

ENERGY — 10.0%
Oil, Gas & Consumable Fuels — 8.4%
Ardmore Shipping Corp.	48,468	670,312
Callon Petroleum Co.**	156,983	1,828,852
Green Plains, Inc.	31,610	1,039,021
Nordic American Offshore, Ltd.	31,265	598,099
Penn Virginia Corp.**	47,729	809,007
PetroQuest Energy, Inc.**	131,952	992,279
Synergy Resources Corp.**	116,375	1,541,969
Triangle Petroleum Corp.**	79,666	936,076
Warren Resources, Inc.**	54,512	337,974

		8,753,589

Energy Equipment & Services — 1.6%
Basic Energy Services, Inc.**	14,662	428,424
Enservco Corp.**	19,390	50,026

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Number of Shares	Value (Note A)
Natural Gas Services Group, Inc.**	36,019	$1,190,788

		1,669,238

Total ENERGY		10,422,827

CONSUMER STAPLES — 3.4%
Food Products — 2.9%
Boulder Brands, Inc.**	35,349	501,249
Inventure Foods, Inc.**	72,112	812,702
SunOpta, Inc.**	123,354	1,736,824

		3,050,775

Beverages — 0.5%
Craft Brew Alliance, Inc.**	48,166	532,716

Total CONSUMER STAPLES		3,583,491

TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 3.2%
8X8, Inc.**	184,452	1,490,372
inContact, Inc.**	205,851	1,891,771

		3,382,143

Total TELECOMMUNICATION SERVICES		3,382,143

FINANCIALS — 2.9%
Capital Markets — 1.9%
ICG Group, Inc.**	70,085	1,463,375
Marcus & Millichap, Inc.**	19,927	508,338

		1,971,713

	Number of Shares	Value (Note A)
Real Estate Investment Trusts — 1.0%
Summit Hotel Properties, Inc. — REIT	97,125	$1,029,525

Total FINANCIALS		3,001,238

MATERIALS — 0.7%
Chemicals — 0.7%
Rentech, Inc.**	281,537	$729,181

Total ENERGY		729,181

Total EQUITY SECURITIES (Cost $85,964,786)		102,322,985

TOTAL INVESTMENTS (COST $85,964,786)	98.4%	$102,322,985
Other Assets In Excess Of Liabilities	1.6%	1,630,696

Net Assets	100.0%	$103,953,681

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$86,369,715

Gross Appreciation	$19,081,296
Gross Depreciation	(3,128,026)

Net Appreciation	$15,953,270

**	Non-income producing security
ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

Top Ten Holdings*

Interactive Intelligence Group, Inc.	2.2%
inContact, Inc.	1.8%
Gentherm, Inc.	1.8%
Callon Petroleum Co.	1.8%
SunOpta, Inc.	1.7%
Rentrak Corp.	1.6%
Callidus Software, Inc.	1.5%
Synergy Resources Corp.	1.5%
Ligand Pharmaceuticals, Inc.	1.5%
8X8, Inc.	1.4%

*	All percentages are stated as a percent of net assets at June 30, 2014.

Notes to Financial Statements are an integral part of this Schedule.

Statements of Assets and Liabilities

June 30, 2014 (unaudited)

	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund
ASSETS:
Investments, at cost	$103,557,543	$1,658,117,748

Investments, at market value	$115,892,662	$1,866,362,170
Foreign currency*	689,956	42,430,862
Cash	2,548,699	72,638,962
Segregated cash	—	—
Receivables:
Dividends	339,115	3,306,492
Interest	—	—
Investment securities sold	1,742,021	79,479,893
Fund shares sold	2,740	8,223,750
Net unrealized appreciation on unsettled foreign currency transactions	—	—
Prepaid expenses	8,535	57,810

TOTAL ASSETS	121,223,728	2,072,499,939

LIABILITIES:
Payables:
Investment securities purchased	2,405,017	102,776,902
Fund shares redeemed	43,464	1,974,561
Net unrealized depreciation on unsettled foreign currency transactions	1,676	88,501
Due to affiliates	120,807	2,351,124
Audit and tax fees	35,220	37,150
Accrued expenses	39,148	236,602

TOTAL LIABILITIES	2,645,332	107,464,840

NET ASSETS	$118,578,396	$1,965,035,099

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	3,700,739	58,221,025

NET ASSET VALUE	$32.04	$33.75

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2014:
Paid-in capital	$330,219,676	$1,733,895,206
Accumulated net investment income (loss)	245,686	1,679,790
Accumulated net realized gain (loss)	(224,254,982)	21,510,942
Unrealized net foreign exchange gain (loss)	32,897	(295,261)
Unrealized net appreciation (depreciation) on investments	12,335,119	208,244,422

NET ASSETS	$118,578,396	$1,965,035,099

*	The cost of foreign currency was $680,961, $42,385,930, $5,201,260, $2,547,408, $97,627, $0 and $0, respectively.

Notes to Financial Statements are an integral part of these Statements.

Statements of Assets and Liabilities

June 30, 2014 (unaudited)

Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Micro Cap Growth Fund

$296,773,423	$215,707,105	$29,151,476	$21,919,379	$85,964,786

$339,208,669	$247,796,280	$32,406,617	$25,212,561	$102,322,985
5,205,820	2,560,012	96,800	—	—
25,032,923	6,211,771	906,421	400,737	2,198,486
755,002	—	—	—	—

258,692	544,689	11,653	6,528	17
—	—	—	—	—
5,201,301	549,869	373,288	308,212	2,218,160
2,231,839	64,830	—	—	17,603
3,742	—	—	—	—
19,336	1,239	9,880	7,733	14,011

377,917,324	257,728,690	33,804,659	25,935,771	106,771,262

30,844,815	3,968,050	1,025,645	286,953	2,628,842
655,499	745,747	—	2,979	33,189
—	1,378	1	—	—
410,381	309,846	26,546	21,958	102,572
30,998	32,720	30,488	24,210	24,210
57,139	41,537	23,986	16,647	28,768

31,998,832	5,099,278	1,106,666	352,747	2,817,581

$345,918,492	$252,629,412	$32,697,993	$25,583,024	$103,953,681

25,568,975	22,107,999	4,299,857	1,800,288	9,804,025

$13.53	$11.43	$7.60	$14.21	$10.60

$309,416,521	$190,597,191	$25,819,830	$19,345,366	$84,874,947
489,596	(730,643)	(202,250)	(199,170)	(695,946)
(6,400,711)	30,662,064	3,825,912	3,143,646	3,416,481
(22,160)	11,625	(640)	—	—
42,435,246	32,089,175	3,255,141	3,293,182	16,358,199

$345,918,492	$252,629,412	$32,697,993	$25,583,024	$103,953,681

Notes to Financial Statements are an integral part of these Statements.

Statements of Operations

For the Six Months Ended June 30, 2014 (unaudited)

	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund
INVESTMENT INCOME (LOSS):
Income:
Dividends*	$850,677	$15,905,983

Total income	850,677	15,905,983

Expenses:
Investment advisory fee	763,251	13,004,474
Administration fee	76,551	442,259
Professional fees	14,770	135,506
Audit and tax fees	28,365	35,505
Federal and state registration fees	10,838	39,784
Custodian fees	17,063	190,093
Transfer agent fees	30,241	213,210
Trustees’ fees	14,889	39,672
Chief compliance officer fees	3,162	3,162
Reports to shareholders	7,743	46,740
Miscellaneous	13,779	28,681

Total expenses	980,652	14,179,086

Investment advisory fees recaptured (waived)	—	—
Administration fees waived	—	—
Transfer agent fees waived	—	—
Fees paid indirectly	(7,100)	(141,622)

Net expenses	973,552	14,037,464

Net investment income (loss)	(122,875)	1,868,519

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from security transactions	5,250,505	38,610,920
Net realized foreign exchange gain (loss)	(5,975)	(1,327,455)
Net realized gain (loss) on written options	—	—
Net change in unrealized foreign exchange gain (loss)	11,848	(298,392)
Net change in unrealized appreciation (depreciation) on investments	(7,558,223)	32,465,500

Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	(2,301,845)	69,450,573

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,424,720)	$71,319,092

*	Dividends are net of $99,121, $1,213,313, $159,779, $202,618, $13,184, $0 and $0 nonreclaimable foreign taxes withheld, respectively.

Notes to Financial Statements are an integral part of these Statements.

Statements of Operations

For the Six Months Ended June 30, 2014 (unaudited)

Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Micro Cap Growth Fund

$3,260,002	$2,230,919	$170,199	$69,697	$62,257

3,260,002	2,230,919	170,199	69,697	62,257

1,953,030	1,864,996	179,857	153,658	584,417
122,256	119,476	40,947	29,684	51,655
29,010	24,807	7,831	7,419	11,931
28,068	28,365	26,133	21,175	21,175
14,212	12,245	9,294	10,270	13,774
44,077	33,720	7,835	4,362	4,711
26,650	26,674	18,737	18,732	19,836
15,917	17,734	12,799	12,686	13,425
3,162	3,162	3,162	3,162	3,162
7,483	7,593	4,900	4,858	6,004
10,897	14,921	8,545	8,205	5,719

2,254,762	2,153,693	320,040	274,211	735,809

—	—	—	(5,309)	39,026
—	—	—	—	(2,500)
—	—	—	—	(14,132)
(14,449)	(20,469)	(1,000)	(35)	—

2,240,313	2,133,224	319,040	268,867	758,203

1,019,689	97,695	(148,841)	(199,170)	(695,946)

530,320	20,399,969	3,226,684	2,147,696	294,090
(238,715)	(2,331)	(11,039)	—	—
715,883	—	—	—	—
(35,957)	3,049	1,215	—	—
15,173,845	(7,749,372)	(3,247,761)	(2,959,944)	(1,876,580)

16,145,376	12,651,315	(30,901)	(812,248)	(1,582,490)

$17,165,065	$12,749,010	$(179,742)	$(1,011,418)	$(2,278,436)

Notes to Financial Statements are an integral part of these Statements.

Statements of Changes in Net Assets

	Driehaus International Discovery Fund		Driehaus Emerging Markets Growth Fund
	For the six month period January 1, 2014 through June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the six month period January 1, 2014 through June 30, 2014 (unaudited)	For the year ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(122,875)	$182,887	$1,868,519	$4,198,494
Net realized gain (loss) on investments, written options and foreign currency transactions	5,244,530	32,911,417	37,283,465	73,336,137
Net change in unrealized gain (loss) on investments, written options and foreign currency transactions	(7,546,375)	(7,871,491)	32,167,108	29,644,247

Net increase (decrease) in net assets resulting from operations	(2,424,720)	25,222,813	71,319,092	107,178,878

Distributions to shareholders:
Net investment income	—	—	—	—
Capital gains	—	—	—	(38,958,248)

Total distributions to shareholders	—	—	—	(38,958,248)

Capital share transactions:
Proceeds from shares sold	1,158,809	11,537,101	457,853,047	798,853,985
Reinvestment of distributions	—	—	—	36,327,537
Cost of shares redeemed	(14,043,384)	(109,272,884)	(199,090,268)	(257,928,242)
Redemption fees	339	7,011	87,355	133,953

Net increase (decrease) in net assets derived from capital share transactions	(12,884,236)	(97,728,772)	258,850,134	577,387,233

Total increase (decrease) in net assets	(15,308,956)	(72,505,959)	330,169,226	645,607,863

NET ASSETS:

Beginning of period	$133,887,352	$206,393,311	$1,634,865,873	$989,258,010

End of period	$118,578,396	$133,887,352	$1,965,035,099	$1,634,865,873

Accumulated net investment income (loss)	$245,686	$368,561	$1,679,790	$(188,729)

Capital share transactions are as follows:
Shares issued	36,319	393,225	14,199,398	24,927,434
Shares reinvested	—	—	—	1,125,389
Shares redeemed	(441,691)	(3,697,504)	(6,242,108)	(8,112,206)

Net increase (decrease) from capital share transactions	(405,372)	(3,304,279)	7,957,290	17,940,617

Notes to Financial Statements are an integral part of these Statements.

Statements of Changes in Net Assets

Driehaus Emerging Markets Small Cap Growth Fund		Driehaus International Small Cap Growth Fund		Driehaus Global Growth Fund
For the six month period January 1, 2014 through June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the six month period January 1, 2014 through June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the six month period January 1, 2014 through June 30, 2014 (unaudited)	For the year ended December 31, 2013

$1,019,689	$(30,018)	$97,695	$(270,870)	$(148,841)	$(262,141)

1,007,488	(1,979,980)	20,397,638	56,702,877	3,215,645	4,931,076

15,137,888	13,628,441	(7,746,323)	8,737,749	(3,246,546)	1,410,650

17,165,065	11,618,443	12,749,010	65,169,756	(179,742)	6,079,585

—	(309,776)	—	(2,881,066)	—	—
—	—	—	(27,524,912)	—	(4,062,770)

—	(309,776)	—	(30,405,978)	—	(4,062,770)

178,829,056	131,452,307	7,686,968	16,017,728	722,714	710,860
—	255,145	—	25,648,585	—	4,062,771
(41,365,021)	(32,737,622)	(38,479,728)	(40,720,045)	(7,530,903)	(2,454,266)
4,659	8,846	2,448	2,085	—	66

137,468,694	98,978,676	(30,790,312)	948,353	(6,808,189)	2,319,431

154,633,759	110,287,343	(18,041,302)	35,712,131	(6,987,931)	4,336,246

$191,284,733	$80,997,390	$270,670,714	$234,958,583	$39,685,924	$35,349,678

$345,918,492	$191,284,733	$252,629,412	$270,670,714	$32,697,993	$39,685,924

$489,596	$(530,093)	$(730,643)	$(828,338)	$(202,250)	$(53,409)

13,471,230	10,815,539	700,436	1,486,659	92,597	93,997
—	20,760	—	2,447,384	—	550,511
(3,220,136)	(2,780,050)	(3,560,228)	(3,826,073)	(1,009,706)	(326,797)

10,251,094	8,056,249	(2,859,792)	107,970	(917,109)	317,711

Notes to Financial Statements are an integral part of these Statements.

Statements of Changes in Net Assets

	Driehaus Mid Cap Growth Fund		Driehaus Micro Cap Growth Fund
	For the six month period January 1, 2014 through June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the six month period January 1, 2014 through June 30, 2014 (unaudited)	For the period November 18, 2013 through December 31, 2013*
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(199,170)	$(385,004)	$(695,946)	$(127,358)
Net realized gain (loss) on investments, written options and foreign currency transactions	2,147,696	6,878,923	294,090	3,463,074
Net change in unrealized gain (loss) on investments, written options and foreign currency transactions	(2,959,944)	2,428,262	(1,876,580)	18,234,779

Net increase (decrease) in net assets resulting from operations	(1,011,418)	8,922,181	(2,278,436)	21,570,495

Distributions to shareholders:
Net investment income	—	—	—	—
Capital gains	—	(5,564,780)	—	—

Total distributions to shareholders	—	(5,564,780)	—	—

Capital share transactions:
Proceeds from shares sold	397,579	2,615,263	41,923,386	53,149,020
Reinvestment of distributions	—	5,410,540	—	—
Cost of shares redeemed	(8,082,193)	(1,285,889)	(10,378,191)	(42,730)
Redemption fees	20	814	10,137	—

Net increase (decrease) in net assets derived from capital share transactions	(7,684,594)	6,740,728	31,555,332	53,106,290

Total increase (decrease) in net assets	(8,696,012)	10,098,129	29,276,896	74,676,785

NET ASSETS:

Beginning of period	$34,279,036	$24,180,907	$74,676,785	$—

End of period	$25,583,024	$34,279,036	$103,953,681	$74,676,785

Accumulated net investment income (loss)	$(199,170)	$—	$(695,946)	$—

Capital share transactions are as follows:
Shares issued	26,843	166,620	3,813,654	6,954,301
Shares reinvested	—	379,687	—	—
Shares redeemed	(563,913)	(87,563)	(959,922)	(4,008)

Net increase (decrease) from capital share transactions	(537,070)	458,744	2,853,732	6,950,293

*	Fund commenced operations on November 18, 2013.

Notes to Financial Statements are an integral part of these Statements.

Driehaus International Discovery Fund

Financial Highlights

	For the six month period January 1, 2014 through June 30, 2014 (unaudited)		For the year ended December 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011		For the year ended December 31, 2010	For the year ended December 31, 2009
Net asset value, beginning of period	$32.61		$27.85		$24.27		$30.27		$27.19	$18.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)		0.03		0.03^		0.13	^	(0.22)	0.00 ~
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.55)		4.73		3.55		(6.13)		3.86	9.02

Total income (loss) from investment operations	(0.57)		4.76		3.58		(6.00)		3.64	9.02

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—		—		(0.56)	(0.11)
Distributions from capital gains	—		—		—		—		—	—

Total distributions	—		—		—		—		(0.56)	(0.11)

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00	~	0.00	~	0.00 ~	0.00 ~

Net asset value, end of period	$32.04		$32.61		$27.85		$24.27		$30.27	$27.19

Total Return	(1.75	)%**	17.09%		14.75%		(19.85)%		13.47%	49.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$118,578		$133,887		$206,393		$211,927		$338,840	$364,411
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.61	%*	1.65	%¥	1.76	%¥	1.72	%¥	1.71%	1.75%
Ratio of net expenses to average net assets	1.59	%*#	1.62	%#¥	1.75	%#¥	1.71	%#¥	1.70%#	1.74%#
Ratio of net investment income (loss) to average net assets	(0.20	)%*#	0.11	%#	0.11	%#	0.44	%#	(0.77)%#	0.07%#
Portfolio turnover	75	%**	156%		112%		119%		93%	145%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥	Ratio of expenses to average net assets includes interest expense of less than 0.005% for the years ended December 31, 2013, 2012 and 2011. The interest expense is from utilizing the line of credit (see Note F in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Financial Highlights

	For the six month period January 1, 2014 through June 30, 2014 (unaudited)		For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009
Net asset value, beginning of period	$32.53		$30.61	$25.72	$32.20	$29.24	$17.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03		0.10	0.13	0.16	(0.04)^	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.19		2.62	4.88	(4.97)	6.84	12.09

Total income (loss) from investment operations	1.22		2.72	5.01	(4.81)	6.80	12.04

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	(0.12)	—	(0.69)	—
Distributions from capital gains	—		(0.80)	—	(1.67)	(3.15)	—

Total distributions	—		(0.80)	(0.12)	(1.67)	(3.84)	—

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.01

Net asset value, end of period	$33.75		$32.53	$30.61	$25.72	$32.20	$29.24

Total Return	3.75	%**	8.92%	19.51%	(15.02)%	23.56%	70.10%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$1,965,035		$1,634,866	$989,258	$741,291	$834,311	$575,842
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.64	%*	1.66%	1.68%	1.68%	1.69%	1.78%
Ratio of net expenses to average net assets	1.62	%#	1.64%#	1.66%#	1.64%#	1.63%#	1.75%#
Ratio of net investment income (loss) to average net assets	0.22	%#	0.33%#	0.48%#	0.49%#	(0.15)%#	(0.30)%#
Portfolio turnover	139	%**	264%	278%	342%	293%	275%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2014 through June 30, 2014 (unaudited)		For the year ended December 31, 2013		For the year ended December 31, 2012		For the period August 22, 2011 through December 31, 2011
Net asset value, beginning of period	$12.49		$11.15		$8.81		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.05		(0.00	)^~	0.00	^~	(0.03)
Net realized and unrealized gain (loss) on investments	0.99		1.36		2.52		(1.16)

Total income (loss) from investment operations	1.04		1.36		2.52		(1.19)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.02)		(0.18)		—
Distributions from capital gains	—		—		—		—

Total distributions	—		(0.02)		(0.18)		—

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00	~	—

Net asset value, end of period	$13.53		$12.49		$11.15		$8.81

Total Return	8.33	%**	12.11%		28.83%		(11.90	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$345,918		$191,285		$80,997		$32,720
Ratio of expenses before reimbursements and/or recapture, waivers and fees paid indirectly to average net assets	1.73	%*	1.85%		2.15%		2.74	%*
Ratio of net expenses to average net assets	1.72	%*#	1.90	%+#	1.99	%+#	1.97	%*+#
Ratio of net investment loss to average net assets	0.78	%*#	(0.02	)%+#	(0.02	)%+#	(0.91	)%*+#
Portfolio turnover	129	%**	223%		183%		74	%**

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until August 21, 2014.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2014 through June 30, 2014 (unaudited)		For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010		For the year ended December 31, 2009
Net asset value, beginning of period	$10.84		$9.45	$8.51	$9.66	$7.64		$4.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.00	~	(0.01)^	0.03	0.07	(0.06)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.59		2.74	0.95	(1.17)	2.14		2.73

Total income (loss) from investment operations	0.59		2.73	0.98	(1.10)	2.08		2.71

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.13)	(0.04)	(0.05)	(0.06)		—
Distributions from capital gains	—		(1.21)	—	—	—		—

Total distributions	—		(1.34)	(0.04)	(0.05)	(0.06)		—

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00	~	0.00	~

Net asset value, end of period	$11.43		$10.84	$9.45	$8.51	$9.66		$7.64

Total Return	5.44	%**	29.24%	11.67%	(11.39)%	27.13%		55.17%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$252,629		$270,671	$234,959	$232,729	$258,446		$201,020
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.73	%*	1.73%	1.76%	1.73%	1.75%		1.87%
Ratio of net expenses to average net assets	1.72	%*#	1.70%#	1.74%#	1.69%#	1.72	%+#	1.85	%+#
Ratio of net investment income (loss) to average net assets	0.08	%*#	(0.11)%#	0.31%#	0.66%#	(0.76	)%+#	(0.54	)%+#
Portfolio turnover	136	%**	320%	280%	311%	298%		265%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, September 17, 2007. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until September 16, 2010.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund

Financial Highlights

	For the six month period January 1, 2014 through June 30, 2014 (unaudited)		For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011		For the year ended December 31, 2010		For the year ended December 31, 2009
Net asset value, beginning of period	$7.61		$7.22	$6.58	$9.01		$7.59		$4.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)		(0.05)	(0.05)	(0.10)		(0.11)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03		1.31	1.00	(1.53)		1.55		2.66

Total income (loss) from investment operations	(0.01)		1.26	0.95	(1.63)		1.44		2.61

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	—		(0.02)		—
Distributions from capital gains	—		(0.87)	(0.31)	(0.80)		—		—

Total distributions	—		(0.87)	(0.31)	(0.80)		(0.02)		—

Redemption fees added to paid-in capital	—		0.00 ~	0.00 ~	0.00	~	—		0.00	~

Net asset value, end of period	$7.60		$7.61	$7.22	$6.58		$9.01		$7.59

Total Return	0.00	%**	17.79%	14.36%	(18.15)%		19.00%		52.41%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$32,698		$39,686	$35,350	$35,580		$52,719		$40,301
Ratio of expenses before reimbursements and/or recapture, waivers and fees paid indirectly to average net assets	1.78	%*	1.93%	2.02%¥	1.88	%¥	1.81%		2.34%
Ratio of net expenses to average net assets	1.77	%*#	1.92%#	2.01%#¥	1.97	%+#¥	2.00	%+#	2.00	%+#
Ratio of net investment income (loss) to average net assets	(0.83	)%*#	(0.72)%#	(0.62)%#	(1.08	)%+#	(1.37	)%+#	(1.09	)%+#
Portfolio turnover	99	%**	163%	103%	142%		145%		119%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and/or recapture, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2008. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until April 30, 2011.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

¥	Ratio of expenses to average net assets includes interest expense of less than 0.005% for the years ended December 31, 2012 and 2011. The interest expense is from utilizing the line of credit (see Note F in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2014 through June 30, 2014 (unaudited)		For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010	For the period April 27, 2009 through December 31, 2009
Net asset value, beginning of period	$14.67		$12.87	$12.53	$13.69	$11.63	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.11)		(0.16)	(0.10)	(0.16)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.35)		4.79	1.61	(0.14)	3.25	2.85

Total income (loss) from investment operations	(0.46)		4.63	1.51	(0.30)	3.11	2.77

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	—	—	—
Distributions from capital gains	—		(2.83)	(1.17)	(0.86)	(1.05)	(1.14)

Total distributions	—		(2.83)	(1.17)	(0.86)	(1.05)	(1.14)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.00	~

Net asset value, end of period	$14.21		$14.67	$12.87	$12.53	$13.69	$11.63

Total Return	(3.14	)%**	36.61%	11.97%	(2.15)%	26.59%	27.66	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$25,583		$34,279	$24,181	$21,895	$21,573	$14,821
Ratio of expenses before reimbursements and waivers to average net assets	1.78	%*	1.85%	1.97%	1.95%	2.47%	2.82	%*
Ratio of net expenses to average net assets	1.75	%*+	1.75%+	1.75%+	1.75%+	1.75%+	1.75	%*+
Ratio of net investment income (loss) to average net assets	(1.30	)%*+	(1.33)%+	(0.78)%+	(1.13)%+	(1.39)%+	(1.15	)%*+
Portfolio turnover	97	%**	199%	123%	193%	182%	208	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 30, 2015.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2014 through June 30, 2014 (unaudited)		For the period November 18, 2013 through December 31, 2013
Net asset value, beginning of period	$10.74		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.07)		0.76

Total income (loss) from investment operations	(0.14)		0.74

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—
Distributions from capital gains	—		—

Total distributions	—		—

Net asset value, end of period	$10.60		$10.74

Total Return	(1.30	)%**	7.40	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$103,954		$74,677
Ratio of expenses before reimbursements and waivers and fees recaptured, if any to average net assets	1.57	%*	2.28	%*
Ratio of net expenses to average net assets	1.62	%*+	1.70	%*+
Ratio of net investment income (loss) to average net assets	(1.49	)%*+	(1.55	)%*+
Portfolio turnover	91	%**	21	%**

*	Annualized

**	Not Annualized

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, November 18, 2013. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.70% of average daily net assets until November 18, 2016.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust, with ten separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The seven series (“Funds” or each a “Fund”) included in this report are as follows:

Fund	Commencement of Operations
Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus Emerging Markets Small Cap Growth Fund	08/22/11
Driehaus International Small Cap Growth Fund*	09/17/07
Driehaus Global Growth Fund	05/01/08
Driehaus Mid Cap Growth Fund**	04/27/09
Driehaus Micro Cap Growth	11/18/13

*	On December 29, 2010, the Driehaus International Small Cap Growth Fund was closed to new investors.
**	On July 11, 2014, the Driehaus Mid Cap Growth Fund was closed to new investors and was liquidated on August 13, 2014.

The investment objective of each Fund is to maximize capital appreciation.

Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of non-U.S. companies exhibiting strong growth characteristics.

Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

Driehaus Emerging Markets Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization emerging markets companies.

Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

Driehaus Global Growth Fund seeks to achieve its objective by investing primarily in equity securities of both U.S. and non-U.S. companies exhibiting strong growth characteristics.

Driehaus Mid Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of mid capitalization U.S. companies exhibiting strong growth characteristics.

Driehaus Micro Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of micro capitalization U.S. companies exhibiting strong growth characteristics.

Fiscal Year-End

The fiscal year-end for the Funds is December 31.

Securities Valuation and Transactions

Equity securities and exchange-traded options are valued at the last sale price as of the close of the primary exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2014 is as follows:

Fund	Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Discovery Fund
Investments in Securities*	$115,892,662	$115,892,662	$—	$—

Driehaus Emerging Markets Growth Fund
Equity Securities:
Africa	$122,191,620	$122,191,620	$—	$—
Europe	256,380,158	224,240,799	32,139,359
Far East	971,173,017	971,173,017	—	—
Middle East	32,732,912	32,732,912	—	—
North America	224,898,160	224,898,160	—	—
South America	239,292,136	239,292,136	—	—
Equity Certificates*	19,694,167	—	19,694,167	—

Total Investments	$1,866,362,170	$1,814,528,644	$51,833,526	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities*	$285,377,116	$285,377,116	$—	$—
Equity Certificates*	51,546,553	—	51,546,553	—
Purchased Call Options by Risk Category Equity Contracts	375,000	375,000	—	—
Purchased Put Options by Risk Category Commodity Contracts	40,000	40,000	—	—
Equity Contracts	1,870,000	1,870,000	—	—

Total Investments	$339,208,669	$287,662,116	$51,546,553	$—

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Fund	Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Small Cap Growth Fund
Investments in Securities*	$247,796,280	$247,796,280	$—	$—

Driehaus Global Growth Fund
Investments in Securities*	$32,406,617	$32,406,617	$—	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$25,212,561	$25,212,561	$—	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$102,322,985	$102,322,985	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended June 30, 2014, securities with the end of period value of $681,170 held by Driehaus Emerging Markets Small Cap Growth Fund were transferred from level 2 to level 1. For the period ended June 30, 2014, securities with end of period values of $13,878,183 and $24,438,533 held by Driehaus Emerging Markets Growth Fund and Driehaus Emerging Markets Small Cap Growth Fund, respectively, were transferred from level 1 to level 2.

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available. Income and expenses are accrued daily.

Options Contracts

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2014 through June 30, 2014, the average volume of purchased and written options for Driehaus Emerging Markets Small Cap Growth Fund was $3,368,024 and $94,338, respectively.

The premiums received and the number of option contracts written during the period ended June 30, 2014, were as follows:

Driehaus Emerging Markets Small Cap Growth Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	—	$—
Options written	99,215	3,309,804
Options closed	(82,215)	(3,026,790)
Options expired	(17,000)	(283,014)

Options outstanding at June 30, 2014	—	$—

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2014, the Funds had outstanding options as listed on the Schedule of Investments.

Equity Certificates

The Funds may invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis.

On June 30, 2014, Driehaus Emerging Markets Growth Fund and Driehaus Emerging Markets Small Cap Growth Fund had unrealized appreciation of $3,917,796 and $13,253,786, respectively, as a result of their investments in these financial instruments. The aggregate market values of these certificates for Driehaus Emerging Markets Growth Fund and Driehaus Emerging Markets Small Cap Growth Fund represented 1.1% and 15.2%, respectively, of their total market values at June 30, 2014.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the Financial Accounting Standards Board’s (“FASB”) “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Emerging Markets Growth Fund’s derivative contracts by primary risk exposure as of June 30, 2014:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value
Equity contracts	Investments, at market value	$19,694,167

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Emerging Markets Small Cap Growth Fund’s derivative contracts by primary risk exposure as of June 30, 2014:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value
Equity contracts*	Investments, at market value	$53,791,553
Commodity contracts*	Investments, at market value	40,000

*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

The following table sets forth the Driehaus Emerging Markets Growth Fund’s realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2014 through June 30, 2014.

Amount of realized gain (loss) on derivatives
Risk exposure category	Equity Certificates
Equity contracts	$10,520,997

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2014 through June 30, 2014.

	Amount of realized gain (loss) on derivatives
Risk exposure category	Equity Certificates	Purchased Options	Written Options
Equity contracts	$5,317,758	$(9,003,459)	$715,883
Commodity contracts	—	221,554	—

The following table sets forth the Driehaus Emerging Markets Growth Fund’s change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2014 through June 30, 2014.

Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Equity Certificates
Equity contracts	$3,807,685

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2014 through June 30, 2014.

	Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Equity Certificates	Purchased Options
Equity contracts	$7,498,033	$(857,819)
Commodity contracts	—	(190,401)

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected or will elect to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2013, 2012, 2011 and 2010 remain open to Federal and state audit. As of June 30, 2014, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund’s financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and regulations that exist in the foreign markets in which they invest.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

For the year ended December 31, 2013, reclassifications were recorded to undistributed net investment income, undistributed net realized gain and paid-in capital for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies, net operating losses and capital loss carryforwards expiring. Results of operations and net assets were not affected by these reclassifications.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused. The following table shows the expiration dates for capital loss carryover from pre-enactment taxable years and the amounts of capital loss carryover, if any, by each of the applicable Funds as of December 31, 2013.

	Pre-Enactment Net Capital Loss Carryover Expiring In		Post-Enactment Unlimited Period of Net Capital Loss Carryover
Fund	2016	2017	Short- Term	Long- Term	Accumulated Capital Loss Carryover
Driehaus International Discovery Fund	$119,874,502	$109,113,076	$—	$—	$228,987,578
Driehaus Emerging Markets Small Cap Growth Fund	—	—	6,730,035	—	6,730,035

During the year ended December 31, 2013, Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund and Driehaus International Small Cap Growth Fund utilized $32,972,648, $46,914,023 and $16,027,905 of capital loss carryforwards, respectively.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and December 31 as occurring on the first day of the

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

following tax year. For the year ended December 31, 2013, the following qualified late-year losses were deferred and recognized on January 1, 2014.

Fund	Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral	Total
Driehaus Emerging Markets Growth Fund	$188,729	$12,119,097	$—	$12,307,826
Driehaus Emerging Markets Small Cap Growth Fund	75,337	—	—	75,337
Driehaus Global Growth Fund	—	146,129	—	146,129

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2014.

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from:	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Micro Cap Growth Fund
Ordinary income	$—	$—	$309,776	$16,561,929	$302,140	$2,203,195	$—
Net long-term capital gain	—	38,958,248	—	13,844,049	3,760,630	3,361,585	—

Total distributions paid	$—	$38,958,248	$309,776	$30,405,978	$4,062,770	$5,564,780	$—

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from:	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Large Cap Growth Fund
Ordinary income	$—	$3,661,528	$1,246,733	$1,069,444	$—	$—	$116,590
Net long-term capital gain	—	—	—	—	1,436,164	2,022,728	1,667,897

Total distributions paid	$—	$3,661,528	$1,246,733	$1,069,444	$1,436,164	$2,022,728	$1,784,487

As of December 31, 2013, the components of net assets on a tax basis were as follows:

Distributions paid from:	Driehaus International Discovery Fund	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Global Growth Fund	Driehaus Mid Cap Growth Fund	Driehaus Micro Cap Growth Fund
Undistributed ordinary income	$906,878	$—	$—	$9,608,595	$212,176	$620,178	$1,275,778
Undistributed long-term capital gain	—	—	—	2,538,174	633,199	429,896	2,251,542

Accumulated earnings	$906,878	$—	$—	$12,146,769	$845,375	$1,050,074	$3,527,320
Paid-in capital	343,103,912	1,475,045,072	171,947,827	221,387,503	32,628,019	27,029,960	53,319,615
Accumulated capital and other losses	(228,987,578)	(12,307,826)	(6,805,372)	—	(146,129)	—	—
Unrealized appreciation (depreciation) on foreign currency	35,996	3,131	14,989	17,812	(364)	—	—
Unrealized appreciation on investments	18,828,144	172,125,496	26,127,289	37,118,630	6,539,023	6,199,002	17,829,850

Net assets	$133,887,352	$1,634,865,873	$191,284,733	$270,670,714	$39,685,924	$34,279,036	$74,676,785

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark-to-market.

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on spot contracts underlying securities transactions and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of spot contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2014.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Subsequent Event

The Board of Trustees of the Trust (the “Board”) has determined to terminate and liquidate the Driehaus Mid Cap Growth Fund (the “Mid Cap Fund”). The Mid Cap Fund ceased accepting purchase orders as of July 11, 2014 and, as of August 1, 2014, began the process of liquidating the portfolio. The Mid Cap Fund made a liquidating distribution to its shareholders on August 13, 2014 and has terminated.

B.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, an Interested Trustee of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives monthly fees. Driehaus International Discovery Fund and Driehaus Micro Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of each Fund’s average daily net assets. Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Growth Fund and Driehaus International Small Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets. Driehaus Global Growth Fund and Driehaus Mid Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of each Fund’s average daily net assets.

DCM has entered into an agreement to cap Driehaus Emerging Markets Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until August 21, 2014. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the six months ended June 30, 2014, DCM did not waive or recapture fees for Driehaus Emerging Markets Small Cap Growth Fund under this agreement.

DCM has entered into an agreement to cap Driehaus Mid Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 1.75% of average daily net assets until April 30, 2015. For a period of three years subsequent to the date the waiver or reimbursement was made, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the six months ended June 30, 2014, DCM waived fees for Driehaus Mid Cap Growth Fund totaling $5,309 under this agreement and the amount of potential recovery expiring December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017 was $48,478, $52,090, $27,897 and $5,309 respectively.

DCM has entered into an agreement to cap Driehaus Micro Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 1.70% of average daily net assets until November 18, 2016. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the period ended June 30, 2014, DCM recaptured fees for Driehaus Micro Cap Growth Fund totaling $39,026 under this agreement and there are no additional amounts subject to recapture.

The amounts accrued and payable to DCM during the six months ended June 30, 2014, are as follows:

Fund	Advisory Fees	Advisory Fees Payable (included in Due to affiliates)
Driehaus International Discovery Fund	$763,251	$120,807
Driehaus Emerging Markets Growth Fund	13,004,474	2,351,124
Driehaus Emerging Markets Small Cap Growth Fund	1,953,030	410,381
Driehaus International Small Cap Growth Fund	1,864,996	309,846
Driehaus Global Growth Fund	179,857	26,546
Driehaus Mid Cap Growth Fund	153,658	21,958
Driehaus Micro Cap Growth Fund	584,417	102,572

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2014, these arrangements reduced the expenses of Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Micro Cap Growth Fund by $7,100 (0.7%), $141,622 (1.0%), $14,449 (0.6%), $20,469 (1.0%), $1,000 (0.3%), $35 (0.0%) and $0 (0.0%), respectively.

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary and bonus. No other officers received compensation from the Funds.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Funds’ administrative and accounting agent. In compensation for these services, BNY Mellon receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. For the six months ended June 30, 2014, BNY Mellon waived $2,500 for administrative and accounting fees for Driehaus Micro Cap Growth Fund. BNY Mellon also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, BNY Mellon earns a monthly fee based on shareholder processing activity during the month. BNY Mellon has agreed to waive a portion of its monthly fee for transfer agent service for the first two years of operations for Driehaus Micro Cap Growth Fund. For the six months ended June 30, 2014, BNY Mellon waived $14,132 for Driehaus Micro Cap Growth Fund.

C.  OTHER FINANCIAL INSTRUMENTS

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2014, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The unrealized appreciation or depreciation on spot contracts is reflected as a separate line item in the Statement of Assets and Liabilities. On June 30, 2014, the Funds’ currency transactions were limited to transaction hedges.

D.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations and options, for the six months ended June 30, 2014 were as follows:

Fund	Purchases	Sales
Driehaus International Discovery Fund	$91,435,924	$104,745,074
Driehaus Emerging Markets Growth Fund	2,532,111,478	2,305,873,814
Driehaus Emerging Markets Small Cap Growth Fund	437,242,530	308,215,361
Driehaus International Small Cap Growth Fund	330,853,210	362,975,997
Driehaus Global Growth Fund	35,229,118	42,108,743
Driehaus Mid Cap Growth Fund	28,599,419	36,835,177
Driehaus Micro Cap Growth Fund	112,702,489	82,335,738

E.  RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. On June 30, 2014, the Funds held no restricted securities, other than equity certificates. Since an investment in equity certificates represents an agreement entered into with a financial institution, with terms set by such financial institution, these instruments are also deemed to be restricted (see Note A).

F.  LINE OF CREDIT

Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund and Driehaus International Small Cap Growth Fund have together obtained an uncommitted line of credit in the amount of $25,000,000 and Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Micro Cap Growth Fund have together obtained an uncommitted line of credit in the amount of $5,000,000. These lines of credit are available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%. At June 30, 2014, the Funds had no outstanding borrowings under the lines of credit.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

G.  FOREIGN INVESTMENT RISKS

To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H.  REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital.

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2014.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus International Discovery Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000	$982.50	$7.82
Hypothetical (5% return before expenses)	$1,000	$1,016.91	$7.95

Driehaus Emerging Markets Growth Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000	$1,037.50	$8.18
Hypothetical (5% return before expenses)	$1,000	$1,016.76	$8.10

Fund Expense Examples (unaudited) — (Continued)

Driehaus Emerging Markets Small Cap Growth Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000	$1,083.30	$8.88
Hypothetical (5% return before expenses)	$1,000	$1,016.27	$8.60

Driehaus International Small Cap Growth Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000	$1,054.40	$8.76
Hypothetical (5% return before expenses)	$1,000	$1,016.27	$8.60

Driehaus Global Growth Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000	$1,000.00	$8.78
Hypothetical (5% return before expenses)	$1,000	$1,016.02	$8.85

Driehaus Mid Cap Growth Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000	$968.60	$8.54
Hypothetical (5% return before expenses)	$1,000	$1,016.12	$8.75

Driehaus Micro Cap Growth Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000	$987.00	$7.98
Hypothetical (5% return before expenses)	$1,000	$1,016.76	$8.10

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Fund Expense Examples (unaudited) — (Continued)

Driehaus International Discovery Fund	1.59%
Driehaus Emerging Markets Growth Fund	1.62%
Driehaus Emerging Markets Small Cap Growth Fund	1.72%
Driehaus International Small Cap Growth Fund	1.72%
Driehaus Global Growth Fund	1.77%
Driehaus Mid Cap Growth Fund	1.75%
Driehaus Micro Cap Growth Fund	1.62%

DRH-SAR2014

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus

Trustee

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

A.R. Umans

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Chairman of the Board

Robert H. Gordon

President

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Assistant Vice President &

Chief Legal Officer

Michael R. Shoemaker

Chief Compliance Officer &

Assistant Vice President

Diane J. Drake

Secretary

Michael P. Kailus

Assistant Secretary & Anti-Money Laundering Compliance Officer

William H. Wallace, III

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator & Transfer Agent

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2014

Driehaus Active Income Fund

Driehaus Select Credit Fund

Driehaus Event Driven Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2014 is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Active Income Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since November 8, 2005 (the date of the Predecessor Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/14	1 Year	3 Years	5 Years	Since Inception (11/08/05 - 06/30/14)
Driehaus Active Income Fund (LCMAX)[1]	2.42%	1.69%	4.05%	4.56%
Citigroup 3-Month T-Bill Index[2]	0.04%	0.05%	0.08%	1.42%
Barclays Capital U.S. Aggregate Bond Index[3]	4.37%	3.67%	4.86%	5.31%

[1]

The Driehaus Active Income Fund (the “Fund”) performance shown above includes the performance of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”) for the periods before the Fund’s registration statement became effective. The Fund received the assets and liabilities of the Predecessor Fund on June 1, 2009 through a reorganization of the Predecessor Fund into the Fund. The Predecessor Fund was a nondiversified fund that was a series of another management investment company registered under the Investment Company Act of 1940, as amended. The Fund had no prior operating history prior to succeeding to the assets of the Predecessor Fund. The Fund has substantially similar investment objectives, strategies, and policies as the Predecessor Fund. Financial and performance information of the Fund includes the Predecessor Fund information. The returns for the periods prior to October 1, 2006, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

1

Driehaus Active Income Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 4.83%
Citigroup Mortgage Loan Trust, Inc. 0.22%, 1/25/37[2]	$343,624	$223,284
Cobalt CMBS Commercial Mortgage Trust 2006-C1 5.20%, 8/15/48	17,020,069	18,369,471
Countrywide Asset-Backed Certificates 0.63%, 4/25/34[2]	122,988	113,531
Fannie Mae REMICS 0.80%, 9/25/23[2]	6,164,985	6,197,296
Fannie Mae REMICS 0.47%, 6/25/36[2]	9,052,064	9,036,684
Freddie Mac REMICS 2.00%, 2/15/27	53,127,662	53,028,367
Freddie Mac REMICS 2.00%, 4/15/28	63,639,360	63,157,738
Freddie Mac REMICS 0.35%, 1/15/35[2]	5,408,713	5,387,452
JP Morgan Resecuritization Trust Series 2009-10 2.40%, 8/26/36[1,2]	14,135,461	14,303,843
Merrill Lynch Mortgage Investors, Inc. 1.09%, 8/25/35[2]	124,929	120,002
Oak Hill Advisors Residential Loan Trust 2014-NPL1 2.88%, 5/25/54[1]	35,000,000	35,000,350
Wells Fargo Mortgage Loan Trust 0.40%, 8/27/37[1,2]	22,030,946	20,866,500

Total ASSET-BACKED SECURITIES (Cost $226,516,628)		225,804,518

BANK LOANS — 25.84%
Apparel — 1.15%
Calceus Acquisition, Inc. 5.00%, 2/1/20[2]	27,602,881	27,395,860
Stuart Weitzman Acquisition Co. LLC 4.50%, 3/4/20[2]	26,750,000	26,549,375

		53,945,235

Building Materials — 1.24%
Cemex Espana S.A. (Spain) 4.66%, 2/14/17[2]	43,962,691	43,779,499
Cemex S.A.B. de C.V. (Mexico) 4.65%, 2/14/17[2]	14,042,898	13,984,381

		57,763,880

Commercial Services — 1.54%
Altegrity, Inc. 7.75%, 2/21/15[2]	44,441,588	44,024,948

	Shares, Principal Amount, or Number of Contracts	Value
Ceridian Corp. 4.40%, 5/9/17[2]	$19,330,467	$19,342,548
Westway Group, Inc. 4.50%, 2/5/20[2]	8,562,963	8,568,315

		71,935,811

Diversified Financial Services — 2.12%
Ocwen Financial Corp. 5.00%, 1/15/18[2]	64,348,049	64,589,354
Sears Roebuck Acceptance Corp. 5.50%, 6/30/18[2]	34,038,975	34,391,517

		98,980,871

Electronics — 0.90%
NuSil Technology LLC 5.25%, 3/28/17[2]	42,733,182	41,914,115
Entertainment — 1.11%
Graton Resort & Casino 9.00%, 8/14/18[2]	30,470,666	31,575,228
Peninsula Gaming LLC 4.25%, 11/20/17[2]	7,733,068	7,742,734
WMG Acquisition Corp. 3.75%, 7/3/20[2]	13,034,503	12,806,399

		52,124,361

Environmental Control — 0.21%
WTG Holdings III Corp. 4.75%, 12/20/20[2]	9,950,000	9,956,219
Food — 0.25%
Fairway Group Acquisition Co. 5.00%, 8/17/18[2]	985,000	972,687
SUPERVALU, Inc. 4.50%, 3/21/19[2]	10,804,661	10,800,156

		11,772,843

Healthcare — Services — 1.54%
Gentiva Health Services, Inc. 6.50%, 10/10/19[2]	22,852,581	22,776,414
Kindred Healthcare, Inc. 4.00%, 3/28/21[2]	20,000,000	19,962,500
National Mentor Holdings, Inc. 4.75%, 1/29/21[2]	28,927,500	29,035,978

		71,774,892

Holding Companies — Diversified — 0.44%
Osmose Holdings, Inc. 4.75%, 11/26/18[2]	20,508,821	20,470,367
Investment Companies — 0.53%
Larchmont Resources LLC 8.25%, 8/7/19[2]	24,750,000	24,966,563
Leisure Time — 1.23%
Equinox Holdings, Inc. 4.50%, 2/1/20[2]	47,475,000	47,564,016
Equinox Holdings, Inc. 9.75%, 5/16/20[2]	10,000,000	10,125,000

		57,689,016

Notes to Financial Statements are an integral part of this Schedule.

2

Driehaus Active Income Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Lodging — 1.56%
MGM Resorts International 3.50%, 12/20/19[2]	$72,966,554	$72,814,564
Media — 1.49%
Springer Science+Business Media GmbH (Germany) 5.00%, 8/15/20[2]	69,482,462	69,540,341
Oil & Gas — 0.57%
Shelf Drilling Midco Ltd. (United Arab Emirates) 10.00%, 10/7/18[2]	26,000,000	26,520,000
Real Estate Investment Trusts — 0.88%
Starwood Property Trust, Inc. 3.50%, 4/11/20[2]	41,586,621	41,339,721
Retail — 4.73%
Hudson’s Bay Co. (Canada) 4.75%, 10/7/20[2]	13,875,000	14,021,465
JC Penney Corp., Inc. 6.00%, 5/21/18[2]	43,198,700	43,675,700
Michaels Stores, Inc. 4.00%, 1/28/20[2]	4,000,000	3,991,668
Michaels Stores, Inc. 3.75%, 1/31/20[2]	990,000	986,213
Neiman Marcus Group Ltd. LLC 4.25%, 10/18/20[2]	91,259,983	91,010,387
Rite Aid Corp. 5.75%, 8/29/20[2]	17,830,000	18,147,606
Rite Aid Corp. 4.88%, 6/13/21[2]	48,950,000	49,439,500

		221,272,539

Semiconductors — 0.45%
VAT Holding A.G. (Switzerland) 4.75%, 1/28/21[2]	21,147,000	21,213,084
Software — 3.26%
Applied Systems, Inc. 4.25%, 1/15/21[2]	48,999,813	49,171,312
BMC Software, Inc. (Ireland) 5.00%, 9/10/20[2]	7,960,000	7,910,250
BMC Software, Inc. 5.00%, 9/10/20[2]	70,645,000	70,413,214
Evergreen Skills Lux Sarl (Luxembourg) 4.50%, 4/23/21[2]	25,000,000	24,989,575

		152,484,351

Telecommunications — 0.64%
Cincinnati Bell, Inc. 4.00%, 9/10/20[2]	29,775,000	29,745,225

Total BANK LOANS (Cost $1,204,703,829)		1,208,223,998

	Shares, Principal Amount, or Number of Contracts	Value
CORPORATE BONDS — 28.81%
Banks — 2.85%
Chase Capital II 0.73%, 2/1/27[2]	$11,879,000	$10,382,246
First Chicago NBD Institutional Capital I 0.79%, 2/1/27[2]	725,000	633,650
JP Morgan Chase Capital XXIII 1.22%, 5/15/77[2]	4,000,000	3,190,000
JPMorgan Chase & Co. 7.90%, 4/29/49[2]	43,813,000	48,961,027
JPMorgan Chase Capital XXI 1.17%, 1/15/87[2]	15,000,000	12,519,750
Royal Bank of Scotland Group PLC (United Kingdom) 7.65%, 8/29/49[2,3]	46,708,000	56,516,680
Wachovia Capital Trust III 5.57%, 3/29/49[2]	1,000,000	970,000

		133,173,353

Biotechnology — 0.81%
STHI Holding Corp. 8.00%, 3/15/18[1]	35,673,000	37,813,380
Building Materials — 0.72%
Cemex S.A.B. de C.V. (Mexico) 4.98%, 10/15/18[1,2,3]	20,180,000	21,693,500
Cemex S.A.B. de C.V. (Mexico) 6.50%, 12/10/19[1,3]	11,345,000	12,153,331

		33,846,831

Chemicals — 0.08%
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/18	2,000,000	2,080,000
Momentive Performance Materials, Inc. 11.50%, 12/1/16[5]	4,540,000	1,430,100

		3,510,100

Commercial Services — 0.54%
DynCorp International, Inc. 10.38%, 7/1/17	24,123,000	25,208,535
Computers — 0.72%
Seagate HDD Cayman (Cayman Islands) 7.75%, 12/15/18[3]	16,330,000	17,500,861
Seagate HDD Cayman (Cayman Islands) 6.88%, 5/1/20[3]	15,000,000	16,218,750

		33,719,611

Notes to Financial Statements are an integral part of this Schedule.

3

Driehaus Active Income Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Diversified Financial Services — 5.54%
American Express Co. 6.80%, 9/1/66[2]	$67,984,000	$74,782,400
Denver Parent Corp. 12.25%, 8/15/18[1]	10,650,000	10,170,750
E*TRADE Financial Corp. 6.00%, 11/15/17	26,000,000	27,040,000
E*TRADE Financial Corp. 6.38%, 11/15/19	48,487,000	52,487,177
General Electric Capital Corp. 7.13%, 12/29/49[2]	22,000,000	25,964,400
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/24[1]	56,000,000	58,817,920
Textron Financial Corp. 6.00%, 2/15/67[1,2]	10,824,000	9,849,840

		259,112,487

Entertainment — 0.50%
Gala Group Finance PLC (United Kingdom) 8.88%, 9/1/18[3]	8,100,000	14,753,839
Production Resource Group, Inc. 8.88%, 5/1/19	10,220,000	8,482,600

		23,236,439

Healthcare — Products — 0.70%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	30,166,000	32,654,695
Healthcare — Services — 1.30%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	14,333,650	11,968,598
Healthsouth Corp. 7.25%, 10/1/18	1,210,000	1,264,450
Healthsouth Corp. 7.75%, 9/15/22	15,639,000	17,066,059
Kindred Healthcare, Inc. 6.38%, 4/15/22[1]	14,715,000	14,788,575
National Mentor, Inc. 12.50%, 2/15/18[1]	14,928,000	15,861,000

		60,948,682

Insurance — 0.70%
Chubb Corp. 6.38%, 3/29/67[2]	29,500,000	32,781,875
Internet — 0.05%
Mood Media Corp. (Canada) 9.25%, 10/15/20[1,3]	2,500,000	2,250,000
Iron/Steel — 0.60%
Edgen Murray Corp. 8.75%, 11/1/20[1]	24,621,000	28,129,493
Lodging — 0.16%
Station Casinos LLC 7.50%, 3/1/21	7,000,000	7,647,500

	Shares, Principal Amount, or Number of Contracts	Value
Media — 0.97%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	$810,000	$864,675
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	2,190,000	2,359,725
ProQuest LLC/ProQuest Notes Co. 9.00%, 10/15/18[1]	39,790,000	42,077,925

		45,302,325

Metal Fabricate/Hardware — 0.12%
Dynacast International LLC / Dynacast Finance, Inc. 9.25%, 7/15/19	5,130,000	5,643,000
Miscellaneous Manufacturing — 1.73%
Amsted Industries, Inc. 5.00%, 3/15/22[1]	43,000,000	43,000,000
GE Capital Trust I 6.38%, 11/15/67[2]	34,140,000	37,980,750

		80,980,750

Oil & Gas — 2.62%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21[1]	49,016,000	49,996,320
Chesapeake Energy Corp. 4.88%, 4/15/22	15,000,000	15,525,000
United Refining Co. 10.50%, 2/28/18	15,891,000	17,360,917
Venoco, Inc. 8.88%, 2/15/19	40,670,000	39,551,575

		122,433,812

Packaging & Containers — 0.94%
Berry Plastics Corp. 9.75%, 1/15/21	38,488,400	43,876,776
Pipelines — 0.88%
Enbridge Energy Partners LP 8.05%, 10/1/77[2]	31,500,000	35,634,375
Sabine Pass Liquefaction LLC 5.63%, 2/1/21	3,000,000	3,172,500
Sabine Pass Liquefaction LLC 5.63%, 4/15/23	2,000,000	2,085,000

		40,891,875

Retail — 3.40%
Claire’s Stores, Inc. 9.00%, 3/15/19[1]	14,000,000	14,577,500
Claire’s Stores, Inc. 6.13%, 3/15/20[1]	16,972,000	15,996,110
Michaels Stores, Inc. 7.75%, 11/1/18	58,100,000	61,440,750
Michaels Stores, Inc. 5.88%, 12/15/20[1]	14,000,000	14,315,000

Notes to Financial Statements are an integral part of this Schedule.

4

Driehaus Active Income Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Rite Aid Corp. 10.25%, 10/15/19	$3,000,000	$3,225,000
Rite Aid Corp. 9.25%, 3/15/20	22,800,000	25,992,000
Rite Aid Corp. 8.00%, 8/15/20	3,425,000	3,767,500
Rite Aid Corp. 6.75%, 6/15/21	18,250,000	19,755,625

		159,069,485

Software — 1.99%
First Data Corp. 6.75%, 11/1/20[1]	22,250,000	24,085,625
Nuance Communications, Inc. 5.38%, 8/15/20[1]	66,687,000	69,021,045

		93,106,670

Telecommunications — 0.89%
Alcatel-Lucent USA, Inc. 4.63%, 7/1/17[1]	5,000,000	5,162,500
Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	5,000,000	4,950,000
CommScope, Inc. 5.00%, 6/15/21[1]	2,000,000	2,040,000
CommScope, Inc. 5.50%, 6/15/24[1]	1,000,000	1,016,250
Nortel Networks Ltd. (Canada) 10.13%, 7/15/15[3,5]	14,000,000	16,030,000
Nortel Networks Ltd. (Canada) 10.75%, 7/15/16[3,5]	11,000,000	12,622,500

		41,821,250

Total CORPORATE BONDS (Cost $1,276,084,503)		1,347,158,924

CONVERTIBLE CORPORATE BONDS — 5.30%
Auto Manufacturers — 1.63%
Ford Motor Co. 4.25%, 11/15/16	38,150,000	76,228,468
Electrical Components & Equipment — 0.03%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/15[3,5]	27,872,000	1,715,856
Internet — 0.55%
Equinix, Inc. 3.00%, 10/15/14	13,600,000	25,755,000
Lodging — 0.97%
MGM Resorts International 4.25%, 4/15/15	31,000,000	45,511,875
Real Estate Investment Trusts — 1.51%
Gaylord Entertainment Co. 3.75%, 10/1/14[1]	13,730,000	31,544,675
Host Hotels & Resorts LP 2.50%, 10/15/29[1]	23,000,000	38,941,875

		70,486,550

	Shares, Principal Amount, or Number of Contracts	Value
Telecommunications — 0.61%
Nortel Networks Corp. (Canada) 1.75%, 4/15/15[3,5]	$19,125,000	$19,292,344
Nortel Networks Corp. (Canada) 2.13%, 4/15/15[3,5]	9,000,000	9,101,250

		28,393,594

Total CONVERTIBLE CORPORATE BONDS (Cost $187,605,322)		248,091,343

U.S. GOVERNMENT AND AGENCY SECURITIES — 3.87%
Fannie Mae Pool 2.50%, 1/1/23	39,729,885	41,054,480
Fannie Mae REMICS 1.50%, 4/25/28	99,685,497	96,740,987
Freddie Mac Non Gold Pool 2.44%, 6/1/34[2]	638,552	681,730
Freddie Mac REMICS 1.50%, 3/15/28	43,742,497	42,339,500

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $185,117,645)		180,816,697

COMMON STOCKS — 0.76%
Auto Manufacturers — 0.76%
General Motors Co.	857,291	31,119,678
Motors Liquidation Co. GUC Trust*	167,113	4,278,093

		35,397,771

Total COMMON STOCKS (Cost $19,829,148)		35,397,771

CONVERTIBLE PREFERRED STOCK — 0.64%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 12/15/12[4]	11,790,650	—

		—

Banks — 0.64%
Bank of America Corp. 7.25%, 12/31/49	25,822	30,134,274

Total CONVERTIBLE PREFERRED STOCK (Cost $24,790,887)		30,134,274

Notes to Financial Statements are an integral part of this Schedule.

5

Driehaus Active Income Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCK — 3.88%
Banks — 1.00%
GMAC Capital Trust I 8.13%, 2/15/40[2]	1,710,062	$46,684,693
Diversified Financial Services — 0.60%
RBS Capital Funding Trust V 5.90%, 12/31/49	300,000	7,233,000
RBS Capital Funding Trust VII 6.08%, 12/31/19	865,912	20,868,479

		28,101,479

Holding Companies — Diversified — 1.31%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16[1]	57,905	61,256,252
Telecommunications — 0.97%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20[1,3]	36,242	45,381,779

Total PREFERRED STOCK (Cost $164,567,823)		181,424,203

PURCHASED CALL OPTIONS — 0.17%
iShares MSCI Emerging Markets ETF, Exercise Price: $42.50, Expiration Date: August, 2014*	21,000	2,814,000
iShares Russell 2000 ETF, Exercise Price: $112.00, Expiration Date: August, 2014*	7,200	5,061,600

Total PURCHASED CALL OPTIONS (Cost $5,019,252)		7,875,600

PURCHASED PUT OPTIONS — 0.04%
iShares MSCI Emerging Markets ETF, Exercise Price: $42.50, Expiration Date: August, 2014*	21,000	1,155,000
iShares Russell 2000 ETF, Exercise Price: $112.00, Expiration Date: August, 2014*	7,200	655,200

Total PURCHASED PUT OPTIONS (Cost $5,620,701)		1,810,200

SHORT-TERM INVESTMENTS — 0.68%
UMB Money Market Fiduciary 0.01%	31,628,451	31,628,451

Total SHORT-TERM INVESTMENTS (Cost $31,628,451)		31,628,451

	Shares, Principal Amount, or Number of Contracts	Value
WARRANTS — 0.48%
General Motors Co. —CW 16, Strike Price $10.00, Expiration Date 7/10/16*	32,132	$855,037
General Motors Co. —CW 19, Strike Price $18.33, Expiration Date 7/10/19*	1,168,287	21,683,409

Total WARRANTS (Cost $21,643,013)		22,538,446

TOTAL INVESTMENTS (Cost $3,353,127,202)	75.30%	3,520,904,425
Other Assets less Liabilities	24.70%	1,154,621,388

Net Assets	100.00%	$4,675,525,813

SECURITIES SOLD SHORT — (5.81)%
CORPORATE BONDS — (1.71)%
Chemicals — (0.14)%
Huntsman International LLC 8.63%, 3/15/21	$(6,000,000)	$(6,690,000)
Healthcare — Products — (0.15)%
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/1/18	(6,100,000)	(6,923,500)
Household Products/Wares — (0.26)%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.88%, 8/15/19	(10,796,000)	(12,064,530)
Lodging — (0.18)%
MGM Resorts International 7.63%, 1/15/17	(7,315,000)	(8,302,525)
Media — (0.25)%
DISH DBS Corp. 6.75%, 6/1/21	(10,339,000)	(11,838,155)
Oil & Gas — (0.36)%
Chesapeake Energy Corp. 6.63%, 8/15/20	(9,131,240)	(10,592,238)
Chesapeake Energy Corp. 6.13%, 2/15/21	(5,500,000)	(6,215,000)

		(16,807,238)

Retail — (0.37)%
Party City Holdings, Inc. 8.88%, 8/1/20	(2,340,000)	(2,614,950)
Sears Holdings Corp. 6.63%, 10/15/18	(15,800,000)	(14,713,750)

		(17,328,700)

Total CORPORATE BONDS (Proceeds $74,780,252)		(79,954,648)

Notes to Financial Statements are an integral part of this Schedule.

6

Driehaus Active Income Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — (3.60)%
Auto Manufacturers — (1.29)%
Ford Motor Co.	(3,491,935)	$(60,200,959)
Banks — (0.21)%
Bank of America Corp.	(628,321)	(9,657,294)
Healthcare — Services — (0.13)%
Kindred Healthcare, Inc.	(258,474)	(5,970,749)
Internet — (0.63)%
Equinix, Inc.*	(126,233)	(26,520,291)
WebMD Health Corp.*	(60,447)	(2,919,590)

		(29,439,881)

Lodging — (0.33)%
MGM Resorts International*	(593,974)	(15,680,914)
Real Estate Investment Trusts — (1.01)%
Host Hotels & Resorts, Inc.	(1,193,449)	(26,267,812)
Ryman Hospitality Properties	(438,718)	(21,124,272)

		(47,392,084)

Total COMMON STOCKS (Proceeds $121,265,003)		(168,341,881)

	Shares, Principal Amount, or Number of Contracts	Value
EXCHANGE-TRADED FUND — (0.50)%
SPDR Barclays High Yield Bond ETF	(557,235)	$(23,253,417)

Total EXCHANGE-TRADED FUND (Proceeds $21,731,230)		(23,253,417)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $217,776,485)	(5.81)%	$(271,549,946)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed are as of June 30, 2014.
[3]	Foreign security denominated in U.S. dollars.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

7

Driehaus Active Income Fund

Schedule of Investments

June 30, 2014 (unaudited)

SWAP CONTRACTS

Volatility Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Strike Price	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	ISDAFIX USD Morning Fixing 10Y	USD	2,000,000,000	71.50	9/4/2014	$—	$(2,587,260)

Total Volatility Swaps						—	(2,587,260)

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	USD	43,500,000	Pay	5.00%	9/20/2014	$3,756,250	$(4,269,794)	Bankruptcy/FTP	CCC+
Merrill Lynch	Ally Financial, Inc. 7.50%, 9/15/20	USD	10,000,000	Pay	5.00	3/20/2019	(1,581,464)	(141,286)	Bankruptcy/FTP	BB
Merrill Lynch	Ally Financial, Inc. 7.50%, 9/15/20	USD	10,000,000	Pay	5.00	12/20/2018	(1,492,458)	(184,138)	Bankruptcy/FTP	BB
Morgan Stanley	American Express Co. 5.50%, 9/12/16	USD	20,000,000	Pay	1.00	12/20/2016	263,406	(691,159)	Bankruptcy/FTP	BBB+
Goldman Sachs	American Express Co. 5.50%, 9/12/16	USD	5,000,000	Pay	1.00	12/20/2016	61,174	(161,653)	Bankruptcy/FTP	BBB+
Goldman Sachs	Bank of America Corp. 6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(1,663,944)	Bankruptcy/FTP	NR
Goldman Sachs	Boston Properties L.P. 6.25%, 1/15/13	USD	11,000,000	Pay	1.00	9/20/2014	848,323	(875,046)	Bankruptcy/FTP	NR
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	40,542	(291,032)	Bankruptcy/FTP	BB+
Goldman Sachs	Brunswick Corp. 7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	(143,212)	(107,277)	Restructuring/Bankruptcy/FTP	BB+
Merrill Lynch	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(516,831)	Bankruptcy/FTP	A-
Goldman Sachs	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(463,975)	Bankruptcy/FTP	A-
Goldman Sachs	CVS Caremark Corp. 4.88%, 9/15/14	USD	10,000,000	Pay	1.00	9/20/2014	(286,840)	261,785	Bankruptcy/FTP	BBB+
Morgan Stanley	Enbridge Energy, L.P. 4.75%, 6/1/13	USD	10,000,000	Pay	1.00	6/20/2015	56,732	(146,229)	Bankruptcy/FTP	NR
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	USD	3,000,000	Pay	5.00	3/20/2017	540,000	(818,574)	Bankruptcy/FTP	B-
Morgan Stanley	First Data Corp. 9.88%, 9/24/15	USD	10,000,000	Pay	5.00	3/20/2017	1,150,000	(2,078,580)	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	USD	5,000,000	Pay	5.00	6/20/2016	350,000	(743,236)	Bankruptcy/FTP	B-

Notes to Financial Statements are an integral part of this Schedule.

8

Driehaus Active Income Fund

Schedule of Investments

June 30, 2014 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	H.J. Heinz Co. 6.38%, 7/15/28	USD	10,000,000	Pay	1.00%	9/20/2014	$(320,193)	$297,594	Bankruptcy/FTP	BB-
JP Morgan	Hess Corp. 7.00%, 2/15/14	USD	8,000,000	Pay	1.00	6/20/2018	154,644	(336,916)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	77,280	(168,417)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	80,701	(171,838)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	91,702	(182,839)	Bankruptcy/FTP	NR
Credit Suisse	Hess Corp. 5.60%, 2/15/41	USD	4,000,000	Pay	1.00	6/20/2018	15,350	(106,486)	Bankruptcy/FTP	NR
Credit Suisse	Hess Corp. 7.00%, 2/15/14	USD	20,000,000	Pay	1.00	9/20/2018	309,975	(764,954)	Bankruptcy/FTP	NR
Goldman Sachs	Host Hotels & Resorts, Inc. 6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(1,259,380)	Bankruptcy/FTP	BBB
Goldman Sachs	Huntsman Corp. 11.50%, 7/15/12	USD	5,000,000	Pay	5.00	12/20/2016	124,119	(661,733)	Bankruptcy/FTP	NR
Morgan Stanley	J.C. Penney Corp., Inc. 6.38%, 10/15/36	USD	7,500,000	Pay	5.00	6/20/2018	768,750	(242,227)	Bankruptcy/FTP	CCC-
Credit Suisse	J.C. Penney Corp., Inc. 6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	346,875	(83,614)	Bankruptcy/FTP	CCC-
Credit Suisse	J.C. Penney Corp., Inc. 6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	309,375	(46,114)	Bankruptcy/FTP	CCC-
Credit Suisse	J.C. Penney Corp., Inc. 6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	234,375	28,886	Bankruptcy/FTP Restructuring/	CCC-
Morgan Stanley	J.C. Penney Corp., Inc. 6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	365,625	(102,364)	Bankruptcy/FTP Restructuring/	CCC-
Credit Suisse	J.C. Penney Corp., Inc. 6.38%, 10/15/36	USD	6,667,000	Pay	5.00	12/20/2016	700,035	(580,869)	Bankruptcy/FTP	CCC-
Morgan Stanley	J.C. Penney Corp., Inc. 6.38%, 10/15/36	USD	(10,000,000)	Receive	5.00	12/20/2014	(375,000)	438,983	Bankruptcy/FTP	CCC-
Goldman Sachs	J.C. Penney Corp., Inc. 6.38%, 10/15/36	USD	13,334,000	Pay	5.00	3/20/2017	2,633,465	(2,277,810)	Bankruptcy/FTP	CCC-
Credit Suisse	J.C. Penney Corp., Inc. 6.38%, 10/15/36	USD	6,667,000	Pay	5.00	3/20/2017	1,366,735	(1,188,908)	Bankruptcy/FTP	CCC-
Goldman Sachs	J.C. Penney Corp., Inc. 6.38%, 10/15/36	USD	(13,334,000)	Receive	5.00	3/20/2015	(933,380)	1,051,649	Bankruptcy/FTP	CCC-
Goldman Sachs	Limited Brands, Inc. 6.90%, 7/15/17	USD	15,000,000	Pay	1.00	12/20/2015	679,159	(834,181)	Bankruptcy/FTP	BB-

Notes to Financial Statements are an integral part of this Schedule.

9

Driehaus Active Income Fund

Schedule of Investments

June 30, 2014 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	USD	15,000,000	Pay	5.00%	9/20/2014	$1,875,000	$(2,063,843)	Bankruptcy/FTP	NR
Goldman Sachs	Liz Claiborne, Inc. 5.00%, 7/8/13	USD	15,000,000	Pay	5.00	12/20/2014	1,087,500	(1,460,328)	Bankruptcy/FTP	NR
Goldman Sachs	The Markit CDX NA High Yield Series 17 Index	USD	14,200,000	Pay	5.00	12/20/2016	1,475,875	(2,583,872)	Bankruptcy/FTP	NA
Merrill Lynch	The Markit CDX NA High Yield Series 17 Index	USD	4,800,000	Pay	5.00	12/20/2016	550,000	(927,211)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe Crossover IndexSeries 19	EUR	24,500,000	Pay	5.00	6/20/2018	(1,602,328)	(2,194,869)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,134,040)	(349,252)	Bankruptcy/FTP	NA
Morgan Stanley	The Markit iTraxx Europe Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,137,029)	(346,263)	Bankruptcy/FTP	NA
Morgan Stanley	The Markit iTraxx Europe Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,252,200)	(231,092)	Bankruptcy/FTP	NA
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	USD	15,000,000	Pay	1.00	12/20/2015	1,047,333	(1,217,115)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	4,500,000	Pay	1.00	3/20/2016	273,169	(328,196)	Bankruptcy/FTP	BBB-
Merrill Lynch	Pitney Bowes, Inc. 6.25%, 3/15/19	USD	5,000,000	Pay	1.00	9/20/2016	164,656	(248,802)	Bankruptcy/FTP	NR
Morgan Stanley	Pitney Bowes, Inc. 6.25%, 3/15/19	USD	5,000,000	Pay	1.00	12/20/2016	244,614	(329,612)	Bankruptcy/FTP	BBB
Merrill Lynch	Pitney Bowes, Inc. 4.63%, 10/1/12	USD	20,000,000	Pay	1.00	3/20/2016	436,253	(718,308)	Bankruptcy/FTP	BBB
Goldman Sachs	Realogy Corp. 10.50%, 4/15/14	USD	3,000,000	Pay	5.00	3/20/2016	285,000	(498,280)	Bankruptcy/FTP	B
Merrill Lynch	Realogy Corp. 10.50%, 4/15/14	USD	2,000,000	Pay	5.00	3/20/2016	190,000	(332,187)	Bankruptcy/FTP	B
Goldman Sachs	Saks, Inc. 2.00%, 3/15/24	USD	10,000,000	Pay	5.00	12/20/2016	406,250	(1,597,914)	Bankruptcy/FTP	NR
Goldman Sachs	Sears Roebuck Acceptance Corp. 7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	380,000	66,119	Bankruptcy/FTP	CCC+
Merrill Lynch	Sears Roebuck Acceptance Corp. 7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	372,000	74,119	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp. 7.00%, 6/1/32	USD	8,000,000	Pay	5.00	3/20/2019	1,500,000	730,594	Bankruptcy/FTP	CCC+

Notes to Financial Statements are an integral part of this Schedule.

10

Driehaus Active Income Fund

Schedule of Investments

June 30, 2014 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	Sears Roebuck Acceptance Corp. 7.00%, 6/1/32	USD	4,000,000	Pay	5.00%	3/20/2019	$760,000	$355,297	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp. 7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	296,000	150,119	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp. 7.00%, 6/1/32	USD	2,400,000	Pay	5.00	3/20/2019	456,000	213,178	Bankruptcy/FTP	CCC+
Goldman Sachs	Sears Roebuck Acceptance Corp. 7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	292,000	154,119	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp. 7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	284,000	162,119	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp. 7.00%, 6/1/32	USD	4,000,000	Pay	5.00	6/20/2019	740,000	405,060	Bankruptcy/FTP	CCC+
Morgan Stanley	Sprint Nextel Corp. 6.00%, 12/1/16	USD	5,000,000	Pay	5.00	3/20/2016	(354,760)	(68,976)	Bankruptcy/FTP	BB-
Morgan Stanley	SUPERVALU, Inc. 8.00%, 5/1/16	USD	2,500,000	Pay	5.00	9/20/2018	(103,413)	(58,908)	Bankruptcy/FTP	B-
Goldman Sachs	SUPERVALU, Inc. 8.00%, 5/1/16	USD	2,500,000	Pay	5.00	9/20/2018	(109,079)	(53,242)	Bankruptcy/FTP	B-
Goldman Sachs	SUPERVALU, Inc. 8.00%, 5/1/16	USD	2,500,000	Pay	5.00	9/20/2018	(142,039)	(20,282)	Bankruptcy/FTP	B-
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	USD	10,000,000	Pay	1.00	12/20/2014	(242,813)	193,238	Bankruptcy/FTP	A+
Goldman Sachs	The Chubb Corp. 6.60%, 8/15/18	USD	10,000,000	Pay	1.00	3/20/2015	(257,326)	183,567	Bankruptcy/FTP	A+
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	USD	5,000,000	Pay	5.00	3/20/2015	92,579	(276,582)	Bankruptcy/FTP	BBB-
Goldman Sachs	TRW Automotive, Inc. 7.25%, 3/15/17	USD	3,000,000	Pay	5.00	6/20/2015	(133,100)	(13,649)	Bankruptcy/FTP	BBB-
Morgan Stanley	Vulcan Materials Co. 6.40%, 11/30/17	USD	5,000,000	Pay	5.00	12/20/2016	255,000	(842,992)	Bankruptcy/FTP	BB+

Total Credit Default Swaps							17,566,750	(34,156,753)

Total Swap Contracts							$17,566,750	$(36,744,013)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR — Euro

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

11

Driehaus Active Income Fund

Schedule of Investments

June 30, 2014 (unaudited)

SWAPTIONS

Credit Default Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/ Receive Fixed rate	Exercise Price	Expiration Date	Premium Paid (Received)	Market Value
Goldman Sachs	Markit CDX.NA.HY.22 - 5 year Index	USD	250,000,000	Pay	106.00	8/20/2014	$1,559,250	$443,923
Goldman Sachs	Markit CDX.NA.HY.22 - 5 year Index	USD	(250,000,000)	Receive	108.50	8/20/2014	(853,875)	(1,149,978)

Total Credit Default Swaptions							705,375	(706,055)

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/ Receive Fixed rate	Exercise Price	Expiration Date	Premium Paid (Received)	Market Value
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	326,000,000	Pay	2.16	8/29/2014	$3,080,700	$3,301,633
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	152,000,000	Pay	1.71	8/29/2014	1,048,800	1,071,781
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	58,000,000	Pay	2.60	8/29/2014	719,200	736,382
Morgan Stanley	6-Month USD-LIBOR-BBA	USD	300,000,000	Pay	3.00	9/29/2014	5,640,000	985,860

Total Interest Rate Swaptions							10,488,700	6,095,656

TOTAL SWAPTIONS							$11,194,075	$5,389,601

USD — United States Dollar

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(662)	September 2014	$288,400
U.S. 10 Year Treasury Note	(1,247)	September 2014	670,431
U.S. Treasury Long Bond	(182)	September 2014	129,054

Total Futures Contracts			$1,087,886

Notes to Financial Statements are an integral part of this Schedule.

12

Driehaus Select Credit Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since September 30, 2010 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/14	1 Year	3 Years	Since Inception (09/30/10 - 06/30/14)
Driehaus Select Credit Fund (DRSLX)[1]	5.33%	3.39%	4.41%
Citigroup 3-Month T-Bill Index[2]	0.04%	0.05%	0.07%
BofA Merrill Lynch U.S. High Yield Index[3]	11.80%	9.27%	9.62%

[1]	The returns for the periods prior to February 1, 2011, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The BofA Merrill Lynch U.S. High Yield Index is an unmanaged index that tracks the performance of below-investment grade, U.S.-dollar denominated corporate bonds publicly issued in the U.S. domestic market.

13

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 0.95%
Freddie Mac REMICS 2.00%, 2/15/27	$5,903,073	$5,892,041
Freddie Mac REMICS 2.00%, 4/15/28	7,071,040	7,017,526

Total ASSET-BACKED SECURITIES (Cost $13,092,334)		12,909,567

BANK LOANS — 16.94%
Commercial Services — 0.69%
Westway Group, Inc. 4.50%, 2/5/20 [2]	9,419,259	9,425,146
Diversified Financial Services — 0.63%
Sears Roebuck Acceptance Corp. 5.50%, 6/30/18 [2]	8,509,744	8,597,879
Engineering & Construction — 0.81%
Deutsche Raststatten Gruppe III GmbH (Germany) 12.50%, 12/10/21	7,442,330	11,006,047
Environmental Control — 0.15%
WTG Holdings III Corp. 8.50%, 12/12/21 [2]	2,000,000	2,007,500
Food — 4.77%
Fairway Group Acquisition Co. 5.00%, 8/17/18 [2]	22,617,035	22,334,322
Hostess Brands, Inc. 6.75%, 3/12/20 [2]	16,957,500	17,572,210
Roundy’s Supermarkets, Inc. 5.75%, 2/21/21 [2]	15,960,000	15,979,950
SUPERVALU, Inc. 4.50%, 3/21/19 [2]	8,863,639	8,859,943

		64,746,425

Internet — 0.91%
Mood Media Corp. (Canada) 7.00%, 4/25/19 [2]	12,381,607	12,397,084
Leisure Time — 0.75%
Equinox Holdings, Inc. 9.75%, 5/16/20 [2]	10,000,000	10,125,000
Oil & Gas — 2.26%
Bennu Oil & Gas LLC 8.75%, 11/1/18 [2]	12,494,756	12,598,875
Shelf Drilling Midco Ltd. (United Arab Emirates) 10.00%, 10/7/18 [2]	17,750,000	18,105,000

		30,703,875

Retail — 1.28%
JC Penney Corp., Inc. 6.00%, 5/21/18 [2]	17,221,150	17,411,305

Software — 4.69%
Applied Systems, Inc. 7.50%, 1/15/22 [2]	44,000,000	44,825,000

	Shares, Principal Amount, or Number of Contracts	Value
Evergreen Skills Lux Sarl (Luxembourg) 7.75%, 4/23/22 [2]	$19,000,000	$18,841,673

		63,666,673

Total BANK LOANS (Cost $229,091,873)		230,086,934

CORPORATE BONDS — 40.07%
Banks — 2.40%
Credit Suisse Group AG (Switzerland) 7.50%, 12/11/49 [1,2,3]	2,000,000	2,213,800
Royal Bank of Scotland Group PLC (United Kingdom) 5.50%, 11/29/49 [3]	22,757,000	30,428,879

		32,642,679

Building Materials — 2.15%
Cemex Finance LLC 9.38%, 10/12/22 [1]	16,000,000	18,820,000
Cemex Finance LLC 6.00%, 4/1/24 [1]	5,000,000	5,206,250
Cemex SAB de CV (Mexico) 5.23%, 9/30/15 [1,2,3]	4,930,000	5,127,200

		29,153,450

Chemicals — 1.83%
Kissner Milling Co., Ltd. (Canada) 7.25%, 6/1/19 [1,3]	22,465,000	23,138,950
Momentive Performance Materials, Inc. 11.50%, 12/1/16 [5]	5,530,000	1,741,950

		24,880,900

Commercial Services — 1.06%
Ceridian Corp. 8.88%, 7/15/19 [1]	4,000,000	4,520,000
DynCorp International, Inc. 10.38%, 7/1/17	9,490,000	9,917,050

		14,437,050

Diversified Financial Services — 2.93%
Cementos Progreso Trust (Cayman Islands) 7.13%, 11/6/23 [1,3]	8,500,000	9,180,000
Denver Parent Corp. 12.25%, 8/15/18 [1]	15,500,000	14,802,500
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/24 [1]	15,000,000	15,754,800

		39,737,300

Entertainment — 2.79%
Graton Economic Development Authority 9.63%, 9/1/19 [1]	27,955,000	31,798,813
Production Resource Group, Inc. 8.88%, 5/1/19	7,255,000	6,021,650

		37,820,463

Notes to Financial Statements are an integral part of this Schedule.

14

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Food — 0.92%
WM Morrison Supermarkets PLC (United Kingdom) 3.50%, 7/27/26 [3]	$8,000,000	$12,522,006
Healthcare—Products — 0.63%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18 [1,3]	7,930,000	8,584,225
Healthcare—Services — 1.63%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	7,151,350	5,971,377
Kindred Healthcare, Inc. 6.38%, 4/15/22 [1]	8,285,000	8,326,425
National Mentor, Inc. 12.50%, 2/15/18 [1]	7,311,000	7,767,938

		22,065,740

Internet — 0.56%
Mood Media Corp. (Canada) 9.25%, 10/15/20 [1,3]	8,500,000	7,650,000
Iron/Steel — 0.55%
Edgen Murray Corp. 8.75%, 11/1/20 [1]	6,490,000	7,414,825
Media — 0.60%
Nara Cable Funding II Ltd. (Ireland) 8.50%, 3/1/20 [3]	5,000,000	8,154,183
Oil & Gas — 6.77%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21 [1]	40,000,000	40,800,000
Memorial Resource Development Corp. 5.88%, 7/1/22 [1]	7,000,000	7,052,500
Newfield Exploration Co. 5.75%, 1/30/22	1,000,000	1,105,000
Sanchez Energy Corp. 7.75%, 6/15/21 [1]	12,600,000	13,671,000
Sanchez Energy Corp. 6.13%, 1/15/23 [1]	8,000,000	8,260,000
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.63%, 11/1/18 [1,3]	5,000,000	5,350,000
Venoco, Inc. 8.88%, 2/15/19	16,173,000	15,728,242

		91,966,742

Packaging & Containers — 0.36%
Berry Plastics Corp. 9.75%, 1/15/21	4,292,600	4,893,564
Retail — 6.46%
Claire’s Stores, Inc. 7.75%, 6/1/20 [1]	14,000,000	10,185,000
Conn’s, Inc. 7.25%, 7/15/22 [1]	15,000,000	15,037,500
Neiman Marcus Group, Inc. 8.00%, 10/15/21 [1]	18,000,000	19,395,000
Rite Aid Corp. 9.25%, 3/15/20	4,200,000	4,788,000

	Shares, Principal Amount, or Number of Contracts	Value
Rite Aid Corp. 6.75%, 6/15/21	$17,250,000	$18,673,125
Ruby Tuesday, Inc. 7.63%, 5/15/20	19,650,000	19,650,000

		87,728,625

Software — 3.46%
First Data Corp. 10.63%, 6/15/21	5,000,000	5,825,000
First Data Corp. 11.75%, 8/15/21	9,000,000	10,676,250
First Data Holdings, Inc. 14.50%, 9/24/19 [1]	9,431,374	10,480,614
Nuance Communications, Inc. 5.38%, 8/15/20 [1]	19,388,000	20,066,580

		47,048,444

Telecommunications — 4.97%
Alcatel-Lucent USA, Inc. 8.88%, 1/1/20 [1]	8,270,000	9,365,775
Alcatel-Lucent USA, Inc. 6.75%, 11/15/20 [1]	11,000,000	11,715,000
Cincinnati Bell, Inc. 8.75%, 3/15/18	19,365,000	20,309,044
Intelsat Luxembourg SA (Luxembourg) 7.75%, 6/1/21 [1,3]	15,401,000	16,305,809
Nortel Networks Ltd. (Canada) 10.13%, 7/15/15 [3,5]	8,500,000	9,732,500

		67,428,128

Total CORPORATE BONDS (Cost $527,334,672)		544,128,324

CONVERTIBLE CORPORATE BONDS — 6.15%
Building Materials — 1.11%
Cemex SAB de CV (Mexico) 4.88%, 3/15/15[3]	12,000,000	15,022,500
Electrical Components & Equipment — 1.89%
SunPower Corp. 4.50%, 3/15/15	13,836,000	25,406,355
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/15[3,5]	4,000,000	246,248

		25,652,603

Holding Companies—Diversified — 0.96%
Gala Electric Casinos PLC (United Kingdom) 11.50%, 6/1/19[3]	7,000,000	13,070,820
Internet — 0.22%
Equinix, Inc. 3.00%, 10/15/14	1,600,000	3,030,000
Lodging — 1.57%
MGM Resorts International 4.25%, 4/15/15	14,500,000	21,287,813
Mining — 0.04%
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17[3]	2,000,000	500,000

Notes to Financial Statements are an integral part of this Schedule.

15

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Telecommunications — 0.36%
Nortel Networks Corp. (Canada) 1.75%, 4/15/15[3,5]	$1,875,000	$1,891,406
Nortel Networks Corp. (Canada) 2.13%, 4/15/15[3,5]	3,000,000	3,033,750

		4,925,156

Total CONVERTIBLE CORPORATE BONDS (Cost $69,250,428)		83,488,892

COMMON STOCK — 2.69%
Auto Manufacturers — 1.64%
General Motors Co.	611,099	22,182,889
Motors Liquidation Co. GUC Trust*	1,276	32,666

		22,215,555

Oil & Gas — 0.17%
Calumet Specialty Products Partners LP	72,987	2,320,987
Packaging & Containers — 0.09%
Berry Plastics Group, Inc.*	50,000	1,290,000
Telecommunications — 0.79%
Cincinnati Bell, Inc.*	2,718,684	10,684,428

Total COMMON STOCK (Cost $33,897,181)		36,510,970

CONVERTIBLE PREFERRED STOCK — 0.60%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow—C 7.25%, 4/15/14[4]	94,958	—
Real Estate Investment Trusts — 0.60%
Alexandria Real Estate Equities, Inc. 7.00%, 12/31/49	295,167	8,087,576

Total CONVERTIBLE PREFERRED STOCK (Cost $7,531,201)		8,087,576

PURCHASED CALL OPTIONS — 0.24%
iShares MSCI Emerging Markets ETF, Exercise Price: $42.50, Expiration Date: August, 2014*	8,000	1,072,000
iShares Russell 2000 ETF, Exercise Price: $112.00, Expiration Date: August, 2014*	2,800	1,968,400
Ocwen Financial Corp., Exercise Price: $55.00, Expiration Date: January, 2015*	2,425	97,000

	Shares, Principal Amount, or Number of Contracts	Value
Ocwen Financial Corp., Exercise Price: $47.50, Expiration Date: January, 2015*	1,200	$150,000

Total PURCHASED CALL OPTIONS (Premiums paid $4,444,717)		3,287,400

PURCHASED PUT OPTIONS — 0.05%
iShares MSCI Emerging Markets ETF, Exercise Price: $42.50, Expiration Date: August, 2014*	8,000	440,000
iShares Russell 2000 ETF, Exercise Price: $112.00, Expiration Date: August, 2014*	2,800	254,800

Total PURCHASED PUT OPTIONS (Premiums paid $2,162,993)		694,800

SHORT-TERM INVESTMENTS — 1.82%
UMB Money Market Fiduciary 0.01%	24,668,303	24,668,303

Total SHORT-TERM INVESTMENTS (Cost $24,668,303)		24,668,303

WARRANTS — 0.03%
General Motors Co.—CW 16, Strike Price $10.00, Expiration Date 7/10/16*	8,920	237,370
General Motors Co.—CW 19, Strike Price $18.33, Expiration Date 7/10/19*	8,920	165,562

Total WARRANTS (Cost $398,024)		402,932

TOTAL INVESTMENTS (Cost $911,871,726)	69.54%	944,265,698
Other Assets less Liabilities	30.46%	413,619,577

Net Assets	100.00%	$1,357,885,275

SECURITIES SOLD SHORT — (4.32)%
CORPORATE BONDS — (1.67)%
Healthcare—Products — (0.51)%
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/1/18	$(6,100,000)	$(6,923,500)
Household Products/Wares — (0.22)%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.88%, 8/15/19	(2,699,000)	(3,016,133)

Notes to Financial Statements are an integral part of this Schedule.

16

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Media — (0.17)%
DISH DBS Corp. 6.75%, 6/1/21	$(2,000,000)	$(2,290,000)
Oil & Gas — (0.31)%
Chesapeake Energy Corp. 6.63%, 8/15/20	(1,729,760)	(2,006,522)
Chesapeake Energy Corp. 6.13%, 2/15/21	(2,015,000)	(2,276,950)

		(4,283,472)

Retail — (0.46)%
Party City Holdings, Inc. 8.88%, 8/1/20	(2,260,000)	(2,525,550)
Sears Holdings Corp. 6.63%, 10/15/18	(3,950,000)	(3,678,437)

		(6,203,987)

Total CORPORATE BONDS (Proceeds $21,767,736)		(22,717,092)

COMMON STOCK — (2.18)%
Electrical Components & Equipment — (1.20)%
SunPower Corp.*	(397,133)	(16,274,510)
Healthcare—Services — (0.09)%
Kindred Healthcare, Inc.	(55,723)	(1,287,201)
Internet — (0.23)%
Equinix, Inc.*	(14,850)	(3,119,837)
Lodging — (0.46)%
MGM Resorts International*	(235,258)	(6,210,811)
Real Estate Investment Trusts — (0.20)%
Alexandria Real Estate Equities, Inc.	(35,523)	(2,758,006)

Total COMMON STOCK (Proceeds $20,536,936)		(29,650,365)

	Shares, Principal Amount, or Number of Contracts	Value

EXCHANGE- TRADED FUND — (0.43)%
SPDR Barclays High Yield Bond ETF	(139,308)	$(5,813,323)

Total EXCHANGE-TRADED FUND (Proceeds $5,432,778)		(5,813,323)

WRITTEN CALL OPTIONS — (0.04)%
Cemex SAB de CV (Mexico), Exercise Price: $14.42, Expiration Date: January, 2015*[3]	(10,320)	(536,640)

Total WRITTEN CALL OPTIONS (Premiums received $829,949)		(536,640)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $48,567,399)	(4.32)%	$(58,717,420)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed are as of June 30, 2014.
[3]	Foreign security denominated in U.S. dollars.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

[5]	Security is in default.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

17

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2014 (unaudited)

SWAP CONTRACTS

Volatility Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Strike Price	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	ISDAFIX USD Morning Fixing 10Y	USD	750,000,000	$71.50	9/4/2014	$—	$(970,223)

Total Volatility Swaps						$—	$(970,223)

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	First Data Corp. 12.63%, 1/15/21	USD	2,000,000	Pay	5.00%	3/20/2019	$—	$(159,120)	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp. 12.63%, 1/15/21	USD	2,000,000	Pay	5.00	3/20/2019	—	(159,120)	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp. 12.63%, 1/15/21	USD	5,000,000	Pay	5.00	3/20/2019	16,475	(414,277)	Bankruptcy/FTP	B-
Bank of America	Freeport-McMoRan Copper & Gold, Inc. 8.38%, 3/14/12	USD	2,000,000	Pay	1.00	3/20/2017	40,381	(72,814)	Bankruptcy/FTP	NR
JP Morgan	Hess Corp. 7.00%, 2/15/14	USD	2,000,000	Pay	1.00	6/20/2018	38,660	(84,228)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	19,320	(42,104)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	20,175	(42,959)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	22,925	(45,710)	Bankruptcy/FTP	NR
Credit Suisse	Hess Corp. 7.00%, 2/15/14	USD	5,000,000	Pay	1.00	9/20/2018	77,494	(191,239)	Bankruptcy/FTP	NR
Credit Suisse	Hess Corp. 5.60%, 2/15/41	USD	1,000,000	Pay	1.00	6/20/2018	3,838	(26,622)	Bankruptcy/FTP	BBB
Goldman Sachs	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	8,000,000	Pay	5.00	3/20/2018	1,450,000	(956,799)	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	(5,000,000)	Receive	5.00	3/20/2015	(206,250)	250,598	Bankruptcy/FTP	CCC-
Barclays	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	(5,000,000)	Receive	5.00	3/20/2015	(206,250)	250,598	Bankruptcy/FTP	CCC-
Barclays	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	(3,000,000)	Receive	5.00	3/20/2015	(120,000)	146,609	Bankruptcy/FTP	CCC-
Goldman Sachs	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	(6,666,000)	Receive	5.00	3/20/2015	(466,620)	525,745	Bankruptcy/FTP	CCC-
Goldman Sachs	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	6,666,000	Pay	5.00	3/20/2017	1,316,535	(1,138,734)	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	3,333,000	Pay	5.00	3/20/2017	683,265	(594,365)	Bankruptcy/FTP	CCC-
Goldman Sachs	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	5,000,000	Pay	5.00	3/20/2018	900,000	(591,750)	Bankruptcy/FTP	CCC-

Notes to Financial Statements are an integral part of this schedule.

18

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2014 (unaudited)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Morgan Stanley	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	2,500,000	Pay	5.00%	6/20/2018	$256,250	$(80,742)	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	115,625	(27,871)	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	103,125	(15,371)	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	78,125	9,629	Bankruptcy/FTP	CCC-
Morgan Stanley	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	121,875	(34,121)	Bankruptcy/FTP	CCC-
Morgan Stanley	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	(5,000,000)	Receive	5.00	12/20/2014	(187,500)	219,491	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc. 6.38%, 10/15/36	USD	3,333,000	Pay	5.00	12/20/2016	349,965	(290,391)	Bankruptcy/FTP	CCC-
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	USD	500,000	Pay	1.00	12/20/2015	39,569	(45,229)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	500,000	Pay	1.00	3/20/2016	30,352	(36,466)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	1,000,000	Pay	1.00	6/20/2016	66,736	(79,879)	Bankruptcy/FTP	BBB-
Goldman Sachs	Sears Holdings Corp. 7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	95,000	16,530	Bankruptcy/FTP	CCC+
Bank of America	Sears Holdings Corp. 7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	93,000	18,530	Bankruptcy/FTP	CCC+
Barclays	Sears Holdings Corp. 7.00%, 6/1/32	USD	2,000,000	Pay	5.00	3/20/2019	375,000	182,648	Bankruptcy/FTP	CCC+
Goldman Sachs	Sears Holdings Corp. 7.00%, 6/1/32	USD	1,000,000	Pay	5.00	3/20/2019	190,000	88,824	Bankruptcy/FTP	CCC+
Barclays	Sears Holdings Corp. 7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	74,000	37,530	Bankruptcy/FTP	CCC+
Barclays	Sears Holdings Corp. 7.00%, 6/1/32	USD	600,000	Pay	5.00	3/20/2019	114,000	53,295	Bankruptcy/FTP	CCC+
Goldman Sachs	Sears Holdings Corp. 7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	73,000	38,530	Bankruptcy/FTP	CCC+
Barclays	Sears Holdings Corp. 7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	71,000	40,530	Bankruptcy/FTP	CCC+
Barclays	Sears Holdings Corp. 7.00%, 6/1/32	USD	1,000,000	Pay	5.00	6/20/2019	185,000	101,265	Bankruptcy/FTP	CCC+
Morgan Stanley	SUPERVALU, Inc. 8.00%, 5/1/16	USD	2,500,000	Pay	5.00	12/20/2018	(103,413)	(58,908)	Bankruptcy/FTP	B-
Goldman Sachs	SUPERVALU, Inc. 8.00%, 5/1/16	USD	2,500,000	Pay	5.00	12/20/2018	(109,079)	(53,242)	Bankruptcy/FTP	B-
Goldman Sachs	SUPERVALU, Inc. 8.00%, 5/1/16	USD	2,500,000	Pay	5.00	12/20/2018	(142,039)	(20,282)	Bankruptcy/FTP	B-

Notes to Financial Statements are an integral part of this schedule.

19

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2014 (unaudited)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	The Markit iTraxx Europe Crossover Index Series 19	EUR	5,096,000	Pay	5.00%	6/20/2018	$(333,284)	$(456,533)	Bankruptcy/FTP	NA
Morgan Stanley	The Markit iTraxx Europe Sub Financials Series 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,003,612)	(479,680)	Bankruptcy/FTP	NA
Morgan Stanley	Vulcan Materials Co. 6.40%, 11/30/17	USD	3,000,000	Pay	5.00	12/20/2016	202,500	(555,295)	Bankruptcy/FTP	BB+

Total Credit Default Swaps							3,345,143	(4,773,499)

Total Swap Contracts							$3,345,143	$(5,743,722)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR — Euro

USD — United States Dollar

Notes to Financial Statements are an integral part of this schedule.

20

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2014 (unaudited)

SWAPTIONS

Credit Default Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/Receive Fixed Rate	Exercise Price	Expiration Date	Premium Paid (Received)	Market Value
Goldman Sachs	Markit CDX.NA.HY.22 - 5 Year Index	USD	100,000,000	Pay	$106.00	8/20/2014	$623,700	$177,569
Goldman Sachs	Markit CDX.NA.HY.22 - 5 Year Index	USD	(100,000,000)	Receive	108.50	8/20/2014	(341,550)	(459,991)

Total Credit Default Swaptions							282,150	(282,422)

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid (Received)	Market Value
Morgan Stanley	3-Month USD- LIBOR-BBA	USD	21,000,000	Pay	2.60%	8/29/2014	$260,400	$266,621
Morgan Stanley	3-Month USD- LIBOR-BBA	USD	42,000,000	Pay	1.71	8/29/2014	289,800	296,150
Morgan Stanley	3-Month USD- LIBOR-BBA	USD	60,000,000	Pay	2.16	8/29/2014	567,000	607,663
Morgan Stanley	6-Month USD- LIBOR-BBA	USD	100,000,000	Pay	3.00	9/29/2014	1,880,000	328,620

Total Interest Rate Swaptions							2,997,200	1,499,054

TOTAL SWAPTIONS							$3,279,350	$1,216,632

USD - United States Dollar

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(185)	September 2014	$80,595
U.S. 10 Year Treasury Note	(231)	September 2014	124,194
U.S. Treasury Long Bond	(65)	September 2014	46,091

Total Futures Contracts			$250,880

Notes to Financial Statements are an integral part of this Schedule.

21

Driehaus Event Driven Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 26, 2013 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Cumulative Total Returns as of 06/30/14	Since Inception (08/26/13 - 06/30/14)
Driehaus Event Driven Fund (DEVDX)[1]	13.63%
S&P 500 Index[2]	19.92%
Citigroup 3-Month T-Bill Index[3]	0.03%

[1]	The returns for the periods reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group. It is a market-weighted index, with each stock’s weight in the index proportionate to its market value.

[3]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

22

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 3.27%
Diversified Financial Services — 1.86%
Sears Roebuck Acceptance Corp. 5.50%, 6/30/18[1]	$4,984,975	$5,036,604
Oil & Gas — 1.41%
Shelf Drilling Midco Ltd. (United Arab Emirates) 10.00%, 10/7/18[1]	3,750,000	3,825,000

Total BANK LOANS (Cost $8,809,384)		8,861,604

CORPORATE BONDS — 18.75%
Banks — 2.39%
Royal Bank of Scotland Group PLC (United Kingdom) 5.50%, 11/29/49	4,850,000	6,485,040
Diversified Financial Services — 2.47%
Denver Parent Corp. 12.25%, 8/15/18[2]	7,000,000	6,685,000
Food — 1.16%
WM Morrison Supermarkets PLC (United Kingdom) 3.50%, 7/27/26	2,000,000	3,130,502
Leisure Time — 0.20%
Viking Cruises Ltd. 8.50%, 10/15/22[2]	500,000	552,500
Media — 1.59%
Columbus International, Inc. (Barbados) 7.38%, 3/30/21[2]	4,000,000	4,310,000
Oil & Gas — 2.63%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21[2]	7,000,000	7,140,000
Real Estate Management — 0.11%
Newland International Properties Corp. (Panama) 9.50%, 7/3/17	702,000	308,880
Restaurants — 2.40%
Ruby Tuesday, Inc. 7.63%, 5/15/20	6,500,000	6,500,000
Software — 2.28%
First Data Holdings, Inc. 14.50%, 9/24/19[2]	5,547,929	6,165,136
Telecommunications — 3.52%
Axtel SAB de CV (Mexico) 8.00%, 1/31/20[1]	6,000,000	6,105,000
Nortel Networks Ltd. (Canada) 10.13%, 7/15/15[3]	3,000,000	3,435,000

		9,540,000

Total CORPORATE BONDS (Cost $48,906,073)		50,817,058

	Shares, Principal Amount, or Number of Contracts	Value

CONVERTIBLE CORPORATE BONDS — 5.59%
Auto Manufacturers — 1.84%
Ford Motor Co. 4.25%, 11/15/16	$2,500,000	$4,995,313
Building Materials — 3.75%
Cemex SAB de CV (Mexico) 3.75%, 3/15/18	6,700,000	10,163,062

Total CONVERTIBLE CORPORATE BONDS (Cost $13,744,051)		15,158,375

COMMON STOCK — 43.06%
Auto Manufacturers — 3.93%
General Motors Co.	291,398	10,577,747
Motors Liquidation Co. GUC Trust*	2,555	65,408

		10,643,155

Biotechnology — 1.39%
XOMA Corp.*	822,338	3,774,531
Distribution/Wholesale — 2.11%
Rentrak Corp.*	108,954	5,714,637
Food — 3.42%
SunOpta, Inc. (Canada)*	659,064	9,279,621
Household Products/Wares — 2.20%
CSS Industries, Inc.	225,673	5,950,997
Internet — 2.16%
Rackspace Hosting, Inc.*	174,285	5,866,433
Media — 3.86%
Grupo Televisa SAB — Spon. ADR (Mexico)	305,000	10,464,550
Mining — 0.90%
African Minerals Ltd. (United Kingdom)*	2,057,676	2,447,518
Oil & Gas — 4.26%
Africa Oil Corp. (Canada)*	700,000	4,871,588
Calumet Specialty Products Partners LP	37,488	1,192,118
Genel Energy PLC (United Kingdom)*	316,162	5,492,118

		11,555,824

Pharmaceuticals — 5.28%
AcelRx Pharmaceuticals, Inc.*	464,837	4,764,579
Aquinox Pharmaceuticals, Inc. (Canada)*	192,735	1,805,927
Heron Therapeutics, Inc.*	466,942	5,752,726
Mirati Therapeutics, Inc.*	25,043	500,860
Revance Therapeutics, Inc.*	43,916	1,493,144

		14,317,236

Real Estate Investment Trusts — 3.01%
Fibra Uno Administracion SA de CV (Mexico)	2,337,521	8,156,594
Restaurants — 1.24%
Ruby Tuesday, Inc.*	441,632	3,351,987

Notes to Financial Statements are an integral part of this Schedule.

23

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Retail — 2.92%
MarineMax, Inc.*	472,754	$7,913,902
Semiconductors — 6.38%
Applied Micro Circuits Corp.*	346,227	3,742,714
Mellanox Technologies Ltd. (Israel)*	153,102	5,337,136
Tokyo Electron Ltd.—ADR (Japan)	480,000	8,203,200

		17,283,050

Total COMMON STOCK (Cost $116,413,687)		116,720,035

CONVERTIBLE PREFERRED STOCK — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4]	25,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41[4]	162,750	—

		—

Total CONVERTIBLE PREFERRED STOCK (Cost $1,878)		—

PURCHASED CALL OPTIONS — 0.90%
Applied Micro Circuits Corp., Exercise Price: $12.50, Expiration Date: November, 2014*	7,500	637,500
Nuance Communications, Inc., Exercise Price: $19.00, Expiration Date: July, 2014*	513	23,085
OTC ZAR versus USD, Exercise Price: $11.05, Expiration Date: September, 2014*	10,000,000	115,553
Rackspace Hosting, Inc., Exercise Price: $41.00, Expiration Date: September, 2014*	1,136	107,920
Rentrak Corp., Exercise Price: $55.00, Expiration Date: January, 2015*	1,750	1,067,500
SPDR Gold Shares, Exercise Price: $125.00, Expiration Date: January, 2015*	750	495,000
World Wresting Entertainment, Inc., Exercise Price: $22.50, Expiration Date: July, 2014*	1,800	—
World Wrestling Entertainment, Inc., Exercise Price: $20.00, Expiration Date: July, 2014*	1,302	—

Total PURCHASED CALL OPTIONS (Premiums paid $3,769,183)		2,446,558

	Shares, Principal Amount, or Number of Contracts	Value

PURCHASED PUT OPTIONS — 0.21%
OTC BRL versus USD, Exercise Price: $2.24, Expiration Date: September, 2014*	10,000,000	$128,637
SPDR Gold Shares, Exercise Price: $125.00, Expiration Date: January, 2015*	750	300,000
SPDR S&P Biotech ETF, Exercise Price: $115.00, Expiration Date: September, 2014*	1,060	90,100
SPDR S&P Biotech ETF, Exercise Price: $135.00, Expiration Date: September, 2014*	200	58,400

Total PURCHASED PUT OPTIONS (Premiums paid $1,801,908)		577,137

WARRANTS — 0.01%
General Motors Co. — CW 16, Strike Price $10.00, Expiration Date 7/10/16*	491	13,066
General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 7/10/19*	491	9,113

Total WARRANTS (Cost $15,961)		22,179

TOTAL INVESTMENTS (Cost $193,462,125)	71.79%	194,602,946
Other Assets less Liabilities	28.21%	76,451,330

Net Assets	100.00%	$271,054,276

SECURITIES SOLD SHORT — (19.23)%
CORPORATE BONDS — (0.88)%
Leisure Time — (0.19)%
MISA Investments Ltd. (Bermuda) 8.63%, 8/15/18 [2]	$(500,000)	$(514,375)
Retail — (0.69)%
Sears Holdings Corp. 6.63%, 10/15/18	(2,000,000)	(1,862,500)

Total CORPORATE BONDS (Proceeds $2,396,248)		(2,376,875)

CONVERTIBLE CORPORATE BONDS — (0.39)%
Software — (0.39)%
Nuance Communications, Inc. 2.75%, 8/15/27	(1,000,000)	(1,062,500)

Total CONVERTIBLE CORPORATE BONDS (Proceeds $1,015,528)		(1,062,500)

Notes to Financial Statements are an integral part of this Schedule.

24

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2014 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

COMMON STOCK — (10.97)%
Auto Manufacturers — (1.61)%
Ford Motor Co.	(252,683)	$(4,356,255)
Food — (1.31)%
Annie’s, Inc. *	(105,213)	(3,558,304)
Leisure Time — (2.89)%
Brunswick Corp.	(185,761)	(7,826,111)
Semiconductors — (3.24)%
Applied Materials, Inc.	(390,000)	(8,794,500)
Telecommunications — (1.92)%
America Movil SAB de CV—ADR (Mexico)	(251,000)	(5,208,250)

Total COMMON STOCK (Proceeds $27,537,838)		(29,743,420)

WRITTEN CALL OPTIONS — (0.20)%
Rackspace Hosting, Inc., Exercise Price: $46.00, Expiration Date: September, 2014*	(2,272)	(56,800)
Rentrak Corp., Exercise Price: $65.00, Expiration Date: January, 2015*	(1,750)	(481,250)
World Wrestling Entertainment, Inc., Exercise Price: $40.00, Expiration Date: July, 2014*	(200)	—

	Shares, Principal Amount, or Number of Contracts	Value
World Wrestling Entertainment, Inc., Exercise Price: $35.00, Expiration Date: July, 2014*	(650)	$—

Total WRITTEN CALL OPTIONS (Premiums received $728,835)		(538,050)

EXCHANGE-TRADED FUND — (6.79)%
iShares Russell 2000 ETF	(155,000)	(18,415,550)

Total EXCHANGE-TRADED FUND (Proceeds $18,166,298)		(18,415,550)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $49,844,747)	(19.23)%	$(52,136,395)

*	Non-income producing security.

[1]	Variable rate security.

[2]	144A restricted security.

[3]	Security is in default.

[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

25

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2014 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	First Data Corp. 12.63%, 1/15/21	USD	1,000,000	Pay	5.00%	3/20/2019	$—	$(79,560)	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp. 12.63%, 1/15/21	USD	1,500,000	Pay	5.00	6/20/2019	(10,133)	(100,181)	Bankruptcy/FTP	B-
Goldman Sachs	First Data Corp. 12.63%, 1/15/21	USD	2,000,000	Pay	5.00	6/20/2019	(25,335)	(121,750)	Bankruptcy/FTP	B-
Barclays	Sears Holdings Corp. 7.00%, 6/1/32	USD	3,000,000	Pay	5.00	6/20/2019	750,000	108,795	Bankruptcy/FTP	CCC+

Total Credit Default Swaps							714,532	(192,696)

Total Swap Contracts							$714,532	$(192,696)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR — Euro

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

26

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2014 (unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Fixed Rate Index	Currency	Notional Amount	Pay/ Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid (Received)	Market Value
Goldman Sachs	6-Month 10-Year Payor Swaption	USD	55,000,000	Pay	2.94%	10/16/2024	$973,500	$300,816

Total Interest Rate Swaptions							973,500	300,816

TOTAL SWAPTIONS							$973,500	$300,816

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

27

Statements of Assets and Liabilities

June 30, 2014 (unaudited)

	Driehaus Active Income Fund	Driehaus Select Credit Fund	Driehaus Event Driven Fund
ASSETS:
Investment securities, at fair value (cost $3,342,487,249, $905,264,016 and $187,891,034, respectively)	$3,511,218,625	$940,283,498	$191,579,251
Purchased options, at fair value (premiums paid $10,639,953, $6,607,710 and $5,571,091, respectively)	9,685,800	3,982,200	3,023,695
Purchased swaptions, at fair value (premiums paid $12,047,950, $3,620,900 and $973,500, respectively)	6,539,579	1,676,623	300,816
Foreign currency at fair value (cost $0, $1,429 and $0, respectively)	—	1,436	—
Unrealized appreciation on open swap contracts	4,766,426	1,980,352	108,795
Premiums paid on open swap contracts	32,167,424	7,223,190	750,000
Cash	1,093,613,296	430,658,348	66,956,535
Collateral held at custodian for the benefit of brokers	340,615,563	67,539,148	59,071,890
Receivable for investment securities sold	10,735,710	114,519	894,735
Receivable for fund shares sold	5,032,006	1,630,645	548,009
Receivable for interest and dividends	31,943,504	11,840,123	1,197,324
Prepaid expenses	66,941	30,639	83,425

TOTAL ASSETS	5,046,384,874	1,466,960,721	324,514,475

LIABILITIES:
Payable for investment securities sold short, at fair value (proceeds $217,776,485, $47,737,450 and $49,115,912, respectively)	271,549,946	58,180,780	51,598,345
Written options outstanding, at fair value (premiums received $0, $829,949 and $728,835, respectively)	—	536,640	538,050
Written swaptions outstanding, at fair value (premiums received $853,875, $341,550 and $0, respectively)	1,149,978	459,991	—
Unrealized depreciation on open swap contracts	41,510,439	7,724,074	301,491
Premiums received on open swap contracts	14,600,674	3,878,047	35,468
Payable for fund shares redeemed	2,752,596	622,697	240,776
Payable for investment securities purchased	33,114,067	35,848,195	384,042
Payable for interest and dividends on securities sold short	2,231,706	514,316	86,623
Payable for variation margin	195,161	49,337	—
Payable to affiliate	2,181,006	877,628	219,423
Accrued shareholder services plan fees	712,860	273,995	28,174
Accrued administration and accounting fees	123,740	52,025	11,156
Accrued expenses	736,888	57,721	16,651

TOTAL LIABILITIES	370,859,061	109,075,446	53,460,199

NET ASSETS	$4,675,525,813	$1,357,885,275	$271,054,276

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	435,662,076	133,050,248	24,506,417

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.73	$10.21	$11.06

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2014:
Paid-in-capital	$4,813,723,167	$1,344,108,198	$267,596,291
Undistributed net investment income (loss)	43,809,893	7,300,162	(308,930)
Undistributed net realized gain (loss) on investments, options, swaptions, futures, swap contracts and foreign currency	(254,551,728)	(8,213,425)	5,783,111
Net unrealized appreciation (depreciation) on:
Investments	168,731,376	35,019,482	3,688,217
Purchased options	(954,153)	(2,625,510)	(2,547,396)
Purchased swaptions	(5,508,371)	(1,944,277)	(672,684)
Securities sold short	(53,773,461)	(10,443,330)	(2,482,433)
Written options	—	293,309	190,785
Written swaptions	(296,103)	(118,441)	—
Futures contracts	1,087,886	250,880	—
Swap contracts	(36,744,013)	(5,743,531)	(192,696)
Foreign currency	—	7	—
Foreign currency translations	1,320	1,751	11

NET ASSETS	$4,675,525,813	$1,357,885,275	$271,054,276

Notes to Financial Statements are an integral part of these Statements.

28

Statements of Operations

For six months ended June 30, 2014 (unaudited)

	Driehaus Active Income Fund	Driehaus Select Credit Fund	Driehaus Event Driven Fund
INVESTMENT INCOME (LOSS):
Interest income (net of $55,704, $0 and $14,987 of non-reclaimable foreign taxes withheld, respectively)	$75,934,517	$23,815,434	$897,461
Dividend income (net of $0, $0 and $2,086 of non-reclaimable foreign taxes withheld, respectively)	7,569,135	732,313	202,738

Total investment income	83,503,652	24,547,747	1,100,199

Expenses:
Investment advisory fees	12,967,478	4,871,034	855,573
Shareholder services plan fees	3,267,473	965,251	9,532
Administration and fund accounting fees	738,198	300,987	59,890
Transfer agent fees and expenses	397,195	147,993	17,338
Reports to shareholders	122,698	48,353	6,322
Federal and state registration fees	101,372	70,107	23,026
Trustees’ fees	82,269	26,284	10,832
Custody fees	68,116	22,670	4,590
Legal fees	50,410	17,699	7,722
Audit and tax fees	25,786	25,787	25,786
Chief compliance officer fees	2,209	2,209	2,209
Interest on short positions	3,389,498	1,213,203	84,545
Dividends on short positions	2,326,902	201,473	144,711
Interest expense	895,248	288,942	116,856
Miscellaneous	104,576	40,699	8,629

Total expenses	24,539,428	8,242,691	1,377,561
Fees recouped by advisor	—	—	4,008

Net expenses	24,539,428	8,242,691	1,381,569

Net investment income (loss)	58,964,224	16,305,056	(281,370)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	8,787,417	(884,884)	3,639,202
Purchased options	(9,948,721)	(1,947,393)	1,603,232
Purchased swaptions	(4,000,000)	(1,500,000)	—
Securities sold short	(3,024,139)	(980,022)	183,514
Written options	—	—	(213,501)
Futures contracts	(11,672,784)	(2,768,338)	—
Swap contracts	(10,692,682)	(1,384,796)	(90,347)
Foreign currency	10,540	(36,438)	(88)

Total net realized gain (loss) on investments	(30,540,369)	(9,501,871)	5,122,012

Change in net unrealized appreciation (depreciation) on:
Investments	42,815,604	21,431,465	1,925,128
Purchased options	(954,153)	(3,587,469)	(2,364,849)
Purchased swaptions	(2,942,090)	(981,921)	(672,684)
Short positions	(19,407,547)	(5,006,527)	(2,510,965)
Written options	—	293,309	198,803
Written swaptions	(296,103)	(118,441)	—
Futures contracts	(8,357,431)	(1,966,474)	—
Swap contracts	(1,717,945)	(4,422,995)	(192,696)
Foreign currency	—	7	115
Foreign currency translations	77	370	10

Total change in net unrealized appreciation (depreciation) on investments	9,140,412	5,641,324	(3,617,138)

Net realized and unrealized gain (loss) on investments	(21,399,957)	(3,860,547)	1,504,874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,564,267	$12,444,509	$1,223,504

Notes to Financial Statements are an integral part of these Statements.

29

Statements of Changes in Net Assets

	Driehaus Active Income Fund		Driehaus Select Credit Fund
	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (unaudited)	Year Ended December 31, 2013
Operations:
Net investment income	$58,964,224	$100,954,196	$16,305,056	$19,388,282
Net realized gain (loss) on investments	(30,540,369)	(22,579,599)	(9,501,871)	4,740,978
Net change in unrealized appreciation (depreciation) on investments	9,140,412	28,110,272	5,641,324	14,506,483

Net increase (decrease) in net assets resulting from operations	37,564,267	106,484,869	12,444,509	38,635,743

Distributions:
Net investment income	(54,936,100)	(74,335,357)	(8,446,832)	(20,366,889)
Net capital gains	—	—	—	(3,845,894)

Total distributions	(54,936,100)	(74,335,357)	(8,446,832)	(24,212,783)

Capital share transactions:
Proceeds from shares sold	1,105,298,467	2,722,918,458	493,955,102	820,203,191
Reinvested distributions	27,795,881	43,039,239	5,641,169	17,481,030
Cost of shares redeemed	(1,047,999,585)	(1,057,325,798)	(169,143,900)	(153,795,032)

Net increase from capital transactions	85,094,763	1,708,631,899	330,452,371	683,889,189

Total increase in net assets	67,722,930	1,740,781,411	334,450,048	698,312,149

NET ASSETS:
Beginning of period	$4,607,802,883	$2,867,021,472	$1,023,435,227	$325,123,078

End of period	$4,675,525,813	$4,607,802,883	$1,357,885,275	$1,023,435,227

Undistributed net investment income (loss)	$43,809,893	$39,781,769	$7,300,162	$(558,062)

Capital share transactions in shares:
Shares sold	102,509,053	253,362,227	48,482,376	81,193,431
Reinvested distributions	2,588,071	4,010,113	554,214	1,733,262
Shares redeemed	(97,191,476)	(98,271,129)	(16,604,609)	(15,242,049)

Net increase	7,905,648	159,101,211	32,431,981	67,684,644

*Fund	commenced operations on August 26, 2013.

Notes to Financial Statements are an integral part of these Statements.

30

Statements of Changes in Net Assets

Driehaus Event Driven Fund
Six Months Ended June 30, 2014 (unaudited)	For the period August 26, 2013* through December 31, 2013

$(281,370)	$(201,340)
5,122,012	1,838,840
(3,617,138)	1,600,942

1,223,504	3,238,442

—	—
—	(1,024,950)

—	(1,024,950)

247,317,865	40,436,692
—	1,024,404
(19,520,218)	(1,641,463)

227,797,647	39,819,633

229,021,151	42,033,125

$42,033,125	$—

$271,054,276	$42,033,125

$(308,930)	$(27,560)

22,374,210	3,972,158
—	97,100
(1,781,884)	(155,167)

20,592,326	3,914,091

Notes to Financial Statements are an integral part of these Statements.

31

Driehaus Active Income Fund

Financial Highlights

	For the six month period January 1, 2014 through June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010	For the period ended October 1, 2009* through December 31, 2009	For the year ended September 30, 2009
Net asset value, beginning of period	$10.77	$10.67	$10.01	$11.05	$10.81	$12.12	$10.17

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.30	0.44	0.48	0.36	0.09	0.38
Net realized and unrealized gain (loss) on investments	(0.04)	0.02	0.49	(1.09)	0.20	0.26	1.61

Total from investment operations	0.09	0.32	0.93	(0.61)	0.56	0.35	1.99

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.13)	(0.22)	(0.27)	(0.43)	(0.26)	(1.66)	(0.04)
Net realized gains	—	—	—	— †	(0.06)	—	—

Total distributions	(0.13)	(0.22)	(0.27)	(0.43)	(0.32)	(1.66)	(0.04)

Net asset value, end of period	$10.73	$10.77	$10.67	$10.01	$11.05	$10.81	$12.12

Total Return	0.79%[1]	2.99%	9.34%	(5.61)%	5.18%	2.87%[1]	19.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$4,675,526	$4,607,803	$2,867,021	$2,429,734	$2,183,062	$1,259,714	$1,036,182
Ratio of total expenses to average net assets	1.04%[2,3]	1.14%[5]	1.31%[7]	1.01%[9]	1.79%[11]	1.99%[2,13]	1.96%[15]
Ratio of net investment income to average net assets	2.50%[2,4]	2.80%[6]	4.22%[8]	4.44%[10]	3.24%[12]	2.85%[2,14]	3.52%[16]
Portfolio turnover rate	17%[1]	48%	42%	55%	51%	7%[1]	150%

*	Fiscal year end change to December 31.

†	Represents less than $0.01 per share.

[1]	Not annualized.

[2]	Annualized.

[3]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.76%.

[4]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 2.78%.

[5]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.79%.

[6]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.15%.

Notes to Financial Statements are an integral part of this Schedule.

32

Driehaus Active Income Fund

Financial Highlights — (Continued)

[7]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.91%.

[8]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.63%.

[9]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.88%.

[10]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.58%.

[11]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.92%.

[12]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.12%.

[13]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.96%.

[14]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.88%.

[15]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.91%.

[16]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.56%.

Notes to Financial Statements are an integral part of this Schedule.

33

Driehaus Select Credit Fund

Financial Highlights

	For the six month period January 1, 2014 through June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011		For the period September 30, 2010* to December 31, 2010
Net asset value, beginning of period	$10.17	$9.87	$9.57	$10.26		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.32	0.58	0.57		0.05
Net realized and unrealized gain/(loss) on investments	(0.03)	0.33	0.21	(0.84)		0.29

Total from investment operations	0.11	0.65	0.79	(0.27)		0.34

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.07)	(0.31)	(0.49)	(0.42)		(0.06)
Net realized gain	—	(0.04)	—	—		—
Tax return of capital	—	—	—	—		(0.02)

Total distributions	(0.07)	(0.35)	(0.49)	(0.42)		(0.08)

Net asset value, end of period	$10.21	$10.17	$9.87	$9.57		$10.26

Total Return	1.05%[1]	6.62%	8.37%	(2.64	) %	3.43%[1]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	1,357,885	$1,023,435	$325,123	$184,111		$23,639
Ratio of total expenses to average net assets including waivers and recapture	1.35%[2,3]	1.81%[5]	1.69%[7]	1.87%[9]		2.15%[2,11]
Ratio of total expenses to average net assets before waivers and recapture	1.35%[2,3]	1.81%[5]	1.69%[7]	1.81%[9]		3.54%[2,11]
Ratio of net investment income to average net assets, including waivers and recapture	2.68%[2,4]	3.17%[6]	5.82%[8]	5.75%[10]		1.98%[2,12]
Ratio of net investment income to average net assets, before waivers and recapture	2.68%[2,4]	3.17%[6]	5.82%[8]	5.81%[10]		0.59%[2,12]
Portfolio turnover rate	21%[1]	54%	78%	64%		52%[1]

*	Fund commenced operations on September 30, 2010.

[1]	Not annualized.

[2]	Annualized.

[3]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 1.07%.

[4]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 2.96%.

[5]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 1.13%.

Notes to Financial Statements are an integral part of this Schedule.

34

Driehaus Select Credit Fund

Financial Highlights — (Continued)

[6]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets was 3.85%.

[7]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 1.23%.

[8]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets was 6.28%.

[9]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, including recapture, was 1.43%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before recapture was 1.37%.

[10]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets, including recapture, was 6.20%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets before recapture was 6.26%.

[11]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, less waivers, was 1.75%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before waivers was 3.14%.

[12]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets, less waivers, was 2.38%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets before waivers was 0.99%.

Notes to Financial Statements are an integral part of this Schedule.

35

Driehaus Event Driven Fund

Financial Highlights

	For the six month period January 1, 2014 through June 30, 2014 (unaudited)	For the period August 26, 2013* through December 31, 2013
Net asset value, beginning of period	$10.74	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	0.34	1.09

Total from investment operations	0.32	1.03

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains	—	(0.29)

Net asset value, end of period	$11.06	$10.74

Total Return	2.98%[1]	10.35%[1]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$271,054	$42,033
Ratio of total expenses to average net assets including waivers and recapture	1.62%[2,3]	3.00%[2,5]
Ratio of total expenses to average net assets before waivers and recapture	1.61%[2,3]	3.03%[2,5]
Ratio of net investment income (loss) to average net assets, including waivers and recapture	(0.33)%[2,4]	(1.75)%[2,6]
Ratio of net investment income (loss) to average net assets, before waivers and recapture	(0.32)%[2,4]	(1.78)%[2,6]

Portfolio turnover rate	77%[1]	104%[1]

*	Fund commenced operations on August 26, 2013.

[1]	Not annualized.

[2]	Annualized.

[3]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, including recapture, was 1.21%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before recapture was 1.20%.

[4]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income (loss) to average net assets, including recapture, was 0.07%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income (loss) to average net assets before recapture was 0.08%.

[5]

The ratio of expenses to average net assets includes dividends and interest on short positions. Excluding dividends and interest on short positions the ratio of expenses to average net assets, less waivers, was 2.00%. Excluding dividends and interest on short positions, the ratio of expenses to average net assets before waivers was 2.03%.

[6]

The ratio of net investment income to average net assets includes dividends and interest on short positions. Excluding dividends and interest on short positions, the ratio of net investment income (loss) to average net assets, less waivers, was (0.75)%. Excluding dividends and interest on short positions, the ratio of net investment income (loss) to average net assets before waivers was (0.78)%.

Notes to Financial Statements are an integral part of this Schedule.

36

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with ten separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The Select Credit Fund was closed to new investors as of January 31, 2014. The Driehaus Event Driven Fund (the “Event Driven Fund” and together with the Active Income Fund and Select Credit Fund, the “Funds”) commenced operations on August 26, 2013, following the receipt of the assets and liabilities of the Driehaus Credit Opportunities Fund, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service and are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

37

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices for active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended June 30, 2014, there were no significant transfers between levels for the Active Income Fund, Select Credit Fund or Event Driven Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of June 30, 2014:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$225,804,518	$—	$225,804,518
Bank Loans	—	1,208,223,998	—	1,208,223,998
Common Stocks
Auto Manufacturers	35,397,771	—	—	35,397,771
Convertible Corporate Bonds	—	248,091,343	—	248,091,343
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Banks	30,134,274	—	—	30,134,274
Corporate Bonds	—	1,347,158,924	—	1,347,158,924
Preferred Stocks
Banks	46,684,693	—	—	46,684,693
Diversified Financial Services	28,101,479	—	—	28,101,479
Holding Companies — Diversified	—	61,256,252	—	61,256,252
Telecommunications	—	45,381,779	—	45,381,779
Purchased Call Options	7,875,600	—	—	7,875,600
Purchased Put Options	1,810,200	—	—	1,810,200
Short-Term Investments	31,628,451	—	—	31,628,451
U.S. Government and Agency Securities	—	180,816,697	—	180,816,697
Warrants	22,538,446	—	—	22,538,446

Total	$204,170,914	$3,316,733,511	$—	$3,520,904,425

38

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Manufacturers	$(60,200,959)	$—	$—	$(60,200,959)
Banks	(9,657,294)	—	—	(9,657,294)
Healthcare-Services	(5,970,749)	—	—	(5,970,749)
Internet	(29,439,881)	—	—	(29,439,881)
Lodging	(15,680,914)	—	—	(15,680,914)
Real Estate Investment Trusts	(47,392,084)	—	—	(47,392,084)
Corporate Bonds	—	(79,954,648)	—	(79,954,648)
Exchange-Traded Fund	(23,253,417)	—	—	(23,253,417)

Total	$(191,595,298)	$(79,954,648)	$—	$(271,549,946)

Other Financial Instruments*
Credit Default Swaps — Assets	$—	$36,933,850	$—	$36,933,850
Credit Default Swaps — Liabilities	—	(53,523,853)	—	(53,523,853)
Volatility Swaps — Liabilities	—	(2,587,260)	—	(2,587,260)
Futures Contracts	1,087,886	—	—	1,087,886
Credit Default Swaptions	—	(706,055)	—	(706,055)
Interest Rate Swaptions	—	6,095,656	—	6,095,656

Total Other Financial Instruments	$1,087,886	$(13,787,662)	$—	$(12,699,776)

*	Other financial instruments are swap and futures contracts and credit default and interest rate swaptions, which are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2013	$—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2014	$—

As of June 30, 2014, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

39

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of June 30, 2014:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$12,909,567	$—	$12,909,567
Bank Loans	—	230,086,934	—	230,086,934
Common Stocks
Auto Manufacturers	22,215,555	—	—	22,215,555
Oil & Gas	2,320,987	—	—	2,320,987
Packaging & Containers	1,290,000	—	—	1,290,000
Telecommunications	10,684,428	—	—	10,684,428
Convertible Corporate Bonds	—	83,488,892	—	83,488,892
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Real Estate Investment Trusts	8,087,576	—	—	8,087,576
Corporate Bonds	—	544,128,324	—	544,128,324
Purchased Call Options	3,287,400	—	—	3,287,400
Purchased Put Options	694,800	—	—	694,800
Short-Term Investments	24,668,303	—	—	24,668,303
Warrants	402,932	—	—	402,932

Total	$73,651,981	$870,613,717	$—	$944,265,698

Liabilities
Common Stocks
Electrical Components & Equipment	$(16,274,510)	$—	$—	$(16,274,510)
Health Care — Services	(1,287,201)	—	—	(1,287,201)
Internet	(3,119,837)	—	—	(3,119,837)
Lodging	(6,210,811)	—	—	(6,210,811)
Real Estate Investment Trusts	(2,758,006)	—	—	(2,758,006)
Corporate Bonds	—	(22,717,092)	—	(22,717,092)
Exchange-Traded Fund	(5,813,323)	—	—	(5,813,323)
Written Call Options	(536,640)	—	—	(536,640)

Total	$(36,000,328)	$(22,717,092)	$—	$(58,717,420)

Other Financial Instruments*
Credit Default Swaps — Assets	$—	$9,203,542	$—	$9,203,542
Credit Default Swaps — Liabilities	—	(10,631,898)	—	(10,631,898)
Volatility Swaps — Liabilities	—	(970,223)	—	(970,223)
Futures Contracts	250,880	—	—	250,880
Credit Default Swaptions	—	(282,422)	—	(282,422)
Interest Rate Swaptions	—	1,499,054	—	1,499,054

Total Other Financial Instruments	$250,880	$(1,181,947)	$—	$(931,067)

*	Other financial instruments are swap and futures contracts and credit default and interest rate swaptions, which are detailed in the Schedule of Investments.

40

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value
Balance as of December 31, 2013	$2,625,000
Realized gain (loss)	(1,050,010)
Change in net unrealized appreciation (depreciation)	875,000
Purchase	—
Sales	(2,449,990)
Transfers in and/or out of Level 3	—

Balance as of June 30, 2014	$—

As of June 30, 2014, the Select Credit Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, which were valued in the same manner as described above for the Active Income Fund.

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of June 30, 2014:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$8,861,604	$—	$8,861,604
Common Stocks
Auto Manufacturers	10,643,155	—	—	10,643,155
Biotechnology	3,774,531	—	—	3,774,531
Distribution/Wholesale	5,714,637	—	—	5,714,637
Food	9,279,621	—	—	9,279,621
Household Products/Wares	5,950,997	—	—	5,950,997
Internet	5,866,433	—	—	5,866,433
Media	10,464,550	—	—	10,464,550
Mining	2,447,518	—	—	2,447,518
Oil & Gas	11,555,824	—	—	11,555,824
Pharmaceuticals	14,317,236	—	—	14,317,236
Real Estate Investment Trusts	8,156,594	—	—	8,156,594
Restaurants	3,351,987	—	—	3,351,987
Retail	7,913,902	—	—	7,913,902
Semiconductors	17,283,050	—	—	17,283,050
Convertible Corporate Bonds	—	15,158,375	—	15,158,375
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Corporate Bonds	—	50,817,058	—	50,817,058
Purchased Call Options	2,331,005	115,553	—	2,446,558
Purchased Put Options	448,500	128,637	—	577,137
Warrants	22,179	—	—	22,179

Total	$119,521,719	$75,081,227	$—	$194,602,946

41

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Manufacturers	$(4,356,255)	$—	$—	$(4,356,255)
Food	(3,558,304)	—	—	(3,558,304)
Leisure Time	(7,826,111)	—	—	(7,826,111)
Semiconductors	(8,794,500)	—	—	(8,794,500)
Telecommunications	(5,208,250)	—	—	(5,208,250)
Convertible Corporate Bonds	—	(1,062,500)	—	(1,062,500)
Corporate Bonds	—	(2,376,875)	—	(2,376,875)
Exchange-Traded Fund	(18,415,550)	—	—	(18,415,550)
Written Call Options	(538,050)	—	—	(538,050)

Total	$(48,697,020)	$(3,439,375)	$—	$(52,136,395)

Other Financial Instruments*
Credit Default Swaps — Assets	$—	$858,795	$—	$858,795
Credit Default Swaps — Liabilities	—	(336,959)		(336,959)
Interest Rate Swaptions	—	300,816	—	300,816

Total Other Financial Instruments	$—	$822,652	$—	$822,652

*	Other financial instruments are swap contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:

Investments, at Value
Balance as of December 31, 2013	$—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2014	$—

As of June 30, 2014, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, which were valued in the same manner as described above for the Active Income Fund.

Securities Sold Short

The Funds are engaged in selling securities short, which obligates them to replace a borrowed security with the same security at current market value. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian

42

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

for the benefit of brokers” on the Statements of Assets and Liabilities. Each Fund is obligated to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Funds on the Statements of Operations.

Federal Income Taxes

The Funds’ policy is to comply or continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

The FASB’s “Accounting for Uncertainty in Income Taxes” (“Tax Statement”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of the Tax Statement and all of the uncertain tax positions and has determined that no liability is required to be recorded in the financial statements as of June 30, 2014. The Funds file tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax years ended December 31, 2010, December 31, 2011, December 31, 2012 and December 31, 2013 remain subject to examination by taxing authorities.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for up to eight years, and were required to be carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

At June 30, 2014, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Cost of investments	$3,369,622,241	$911,871,726	$193,632,697

Gross unrealized appreciation	$204,225,129	$53,260,989	$11,200,639
Gross unrealized depreciation	(52,942,945)	(20,867,017)	(10,230,390)

Net unrealized appreciation (depreciation) on investments	$151,282,184	$32,393,972	$970,249

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of distributions paid were as follows:

Active Income Fund

Distributions paid from:	January 1, 2013 to December 31, 2013	January 1, 2012 to December 31, 2012
Ordinary income	$74,335,357	$67,114,475

Total distributions paid	$74,335,357	$67,114,475

43

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Select Credit Fund

Distributions paid from:	January 1, 2013 to December 31, 2013	January 1, 2012 to December 31, 2012
Ordinary income	$24,212,783	$14,216,095

Total distributions paid	$24,212,783	$14,216,095

Event Driven Fund

Distributions paid from:	August 26, 2013 to December 31, 2013*
Ordinary income	$871,553
Long-term capital gains	153,397

Total distributions paid	$1,024,950

*	The Fund commenced operations on August 26, 2013.

As of December 31, 2013, the components of accumulated earnings (deficit) were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Undistributed ordinary income	$9,089,049	$3,913,229	$638,262
Undistributed long-term capital gains	—	—	22,837

Accumulated earnings	9,089,049	3,913,229	661,099
Accumulated capital and other losses	(203,798,745)	(2,068,104)	—
Unrealized appreciation (depreciation)	109,040,490	14,425,111	1,552,982

Total accumulated earnings (deficit)	$(85,669,206)	$16,270,236	$2,214,081

As of December 31, 2013, the Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations:

Not Subject to Expiration
	Short-Term	Long-Term
Active Income Fund	$116,022,288	$83,443,109
Select Credit Fund	—	—
Event Driven Fund	—	—

The Select Credit Fund utilized $770,317 of its capital loss carryforwards during the year ended December 31, 2013.

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ taxable year. As of December 31, 2013, the Funds had the following post-October capital losses and late-year ordinary losses:

	Post-October Capital Losses	Late-Year Ordinary Losses
Active Income Fund	$—	$4,333,348
Select Credit Fund	—	2,068,104
Event Driven Fund	—	—

Foreign Currency Translation

The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends,

44

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Active Income Fund, Select Credit Fund and Event Driven Fund had no portfolio hedges during the period January 1, 2014 through June 30, 2014.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Other

The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund would have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2014, the Active Income Fund, Select Credit Fund and Event Driven Fund had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At June 30, 2014, the Funds had no such outstanding senior loan participation commitments.

B.  INVESTMENTS IN DERIVATIVES

Swap Contracts

The Funds are subject to credit risk, volatility risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

45

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon volatility of the underlying instrument.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at June 30, 2014 for the Active Income Fund, Select Credit Fund and Event Driven Fund was $23,334,000, $24,666,000 and $0, respectively.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2014, the Funds had outstanding swap contracts as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a

46

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of June 30, 2014, the Funds had outstanding futures contracts as listed in the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The premium amount and the number of option contracts written by the Active Income Fund during the period January 1, 2014 through June 30, 2014, were as follows:

Active Income Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2013	—	$—
Options written	—	—
Options closed	—	—
Options expired	—	—

Options outstanding at June 30, 2014	—	$—

The premium amount and the number of option contracts written by the Select Credit Fund during the period January 1, 2014 through June 30, 2014, were as follows:

Select Credit Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2013	—	$—
Options written	10,320	829,949
Options closed	—	—
Options expired	—	—

Options outstanding at June 30, 2014	10,320	$829,949

47

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The premium amount and the number of option contracts written by the Event Driven Fund during the period from inception through June 30, 2014, were as follows:

Event Driven Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2013	500	$34,482
Options written	10,257	1,275,525
Options closed	(2,976)	(423,072)
Options expired	(2,409)	(103,121)
Options exercised	(500)	(54,979)

Options outstanding at June 30, 2014	4,872	$728,835

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2014, the Funds had outstanding options as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of June 30, 2014, the Funds had outstanding swaptions as listed on the Schedule of Investments.

The premium amount and the number of swaption contracts written by the Active Income Fund during the period January 1, 2014 through June 30, 2014, were as follows:

Active Income Fund	Number of Contracts	Premium Amount
Swaptions outstanding at December 31, 2013	—	$—
Swaptions written	250,000,000	853,875
Swaptions closed	—	—
Swaptions expired	—	—

Swaptions outstanding at June 30, 2014	250,000,000	$853,875

The premium amount and the number of swaption contracts written by the Select Credit Fund during the period January 1, 2014 through June 30, 2014, were as follows:

Select Credit Fund	Number of Contracts	Premium Amount
Swaptions outstanding at December 31, 2013	—	$—
Swaptions written	100,000,000	341,550
Swaptions closed	—	—
Swaptions expired	—	—

Swaptions outstanding at June 30, 2014	100,000,000	$341,550

48

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Forward Foreign Currency Contracts

The Funds may use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to a credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or if the value of the foreign currency changes unfavorably. The Active Income Fund, Select Credit Fund and Event Driven Fund did not enter into any forward foreign currency contracts during the period January 1, 2014 through June 30, 2014.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Active Income Fund’s derivative contracts by primary risk exposure as of June 30, 2014:

Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized appreciation on open swap contracts	$4,766,426
Credit contracts	Purchased swaptions, at fair value	443,923
Equity contracts	Purchased options, at fair value	9,685,800
Interest rate contracts	Purchased swaptions, at fair value	6,095,656
Interest rate contracts	N/A*	1,087,886
Total		$22,079,691

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statement of Assets and Liabilities.

Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized depreciation on open swap contracts	$38,923,179
Credit contracts	Written swaptions, at fair value	1,149,978
Interest rate contracts	Unrealized depreciation on open swap contracts	2,587,260
Total		$42,660,417

49

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Select Credit Fund’s derivative contracts by primary risk exposure as of June 30, 2014:

Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized appreciation on open swap contracts	$1,980,352
Credit contracts	Purchased swaptions, at fair value	177,569
Equity contracts	Purchased options, at fair value	3,982,200
Interest rate contracts	Purchased swaptions, at fair value	1,499,054
Interest rate contracts	N/A*	250,880
Total		$7,890,055

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statement of Assets and Liabilties.

Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized depreciation on open swap contracts	$6,753,851
Credit contracts	Written swaptions, at fair value	459,991
Interest rate contracts	Unrealized depreciation on open swap contracts	970,223
Equity contracts	Written options, at fair value	536,640
Total		$8,720,705

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Event Driven Fund’s derivative contracts by primary risk exposure as of June 30, 2014:

Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized appreciation on open swap contracts	$108,795
Equity contracts	Purchased options, at fair value	3,023,695
Interest rate contracts	Purchased swaptions, at fair value	300,816
Total		$3,433,306

Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized depreciation on open swap contracts	$301,491
Equity contracts	Written options, at fair value	538,050
Total		$839,541

50

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Active Income Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2014 through June 30, 2014:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Interest rate contracts	Total
Purchased options	$—	$(9,948,721)	$—	$(9,948,721)
Purchased swaption contracts	—	—	(4,000,000)	(4,000,000)
Futures contracts	—	—	(11,672,784)	(11,672,784)
Swap contracts	(10,692,682)	—	—	(10,692,682)

Total	$(10,692,682)	$(9,948,721)	$(15,672,784)	$(36,314,187)

The following table sets forth the Select Credit Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2014 through June 30, 2014:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Interest rate contracts	Total
Purchased options	$—	$(1,947,393)	$—	$(1,947,393)
Purchased swaption contracts	—	—	(1,500,000)	(1,500,000)
Futures contracts	—	—	(2,768,338)	(2,768,338)
Swap contracts	(1,384,796)	—	—	(1,384,796)

Total	$(1,384,796)	$(1,947,393)	$(4,268,338)	$(7,600,527)

The following table sets forth the Event Driven Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period from inception through June 30, 2014:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Total
Purchased options	$—	$1,603,232	$1,603,232
Written options	—	(213,501)	(213,501)
Swap contracts	(90,347)	—	(90,347)

Total	$(90,347)	$1,389,731	$1,299,384

The following table sets forth the Active Income Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2014 through June 30, 2014:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Interest rate contracts	Total
Purchased options	$—	$(954,153)	$—	$(954,153)
Purchased swaption contracts	(1,115,327)	—	(1,826,763)	(2,942,090)
Written swaption contracts	(296,103)	—	—	(296,103)
Futures contracts	—	—	(8,357,431)	(8,357,431)
Swap contracts	(1,717,945)	—	—	(1,717,945)

Total	$(3,129,375)	$(954,153)	$(10,184,194)	$(14,267,722)

51

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The gross notional amount of swap contracts and the number of option contracts for the Active Income Fund as of June 30, 2014 is included on the Schedule of Investments. The fair value of such contracts at June 30, 2014 is set forth in the table below.

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Option contracts — purchased	number of contracts	18,465
Swaption contracts — purchased	number of contracts	350,848,000
Futures contracts — long	number of contracts	—
Futures contracts — short	number of contracts	(4,609)
Swap contracts	gross notional amount	$941,818,892

The following table sets forth the Select Credit Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2014 through June 30, 2014:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Interest rate contracts	Total
Purchased options	$—	$(3,587,469)	$—	$(3,587,469)
Purchased swaption contracts	(446,131)	—	(535,790)	(981,921)
Written options	—	293,309	—	293,309
Written swaption contracts	(118,441)	—	—	(118,441)
Futures contracts	—	—	(1,966,474)	(1,966,474)
Swap contracts	(4,422,995)	—	—	(4,422,995)

Total	$(4,987,567)	$(3,294,160)	$(2,502,264)	$(10,783,991)

The gross notional amount of swap contracts and the number of option contracts for the Select Credit Fund as of June 30, 2014 is included on the Schedule of Investments. The fair value of such contracts at June 30, 2014 is set forth in the table below.

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount /Number
Option contracts — purchased	number of contracts	14,161
Swaption contracts — purchased	number of contracts	112,218,000
Futures contracts — long	number of contracts	—
Futures contracts — short	number of contracts	(793)
Swap contracts	gross notional amount	$203,790,865

The following table sets forth the Event Driven Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2014 through June 30, 2014:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Interest rate contracts	Total
Purchased options	$—	$(2,364,849)	$—	$(2,364,849)
Purchased swaptions	—	—	(672,684)	(672,684)
Written options	—	198,803	—	198,803
Swap contracts	(192,696)	—	—	(192,696)

Total	$(192,696)	$(2,166,046)	$(672,684)	$(3,031,426)

52

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The gross notional amount of swap contracts and the number of option contracts for the Event Driven Fund as of June 30, 2014 is included on the Schedule of Investments. The fair value of such contracts at June 30, 2014 is set forth in the table below.

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount /Number
Option contracts — purchased	number of contracts	$5,007,434
Swaption contracts — purchased	number of contracts	13,750,000
Futures contracts — long	number of contracts	—
Futures contracts — short	number of contracts	(17)
Swap contracts	gross notional amount	3,673,673

Disclosures about Offsetting Assets and Liabilities

Each Fund is subject to the FASB’s “Disclosures about Offsetting Assets and Liabilities” which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

For financial reporting purposes, the Funds’ do not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Statements of Assets and Liabilities. The Funds have adopted the new disclosure requirements on offsetting in the following tables:

The following table presents the Active Income Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Active Income Fund as of June 30, 2014:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$4,766,426	$(3,105,356)	$—	$1,661,070

The following table presents the Active Income Fund’s derivative liabilities by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Active Income Fund as of June 30, 2014:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Written swaptions, at fair value	$1,149,978	$—	$(1,149,978)	$—
Unrealized depreciation on open swap contracts	41,510,439	(3,105,356)	(38,405,083)	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

The following table presents the Select Credit Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Select Credit Fund as of June 30, 2014:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$1,980,352	$(1,980,352)	$—	$—

53

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table presents the Select Credit Fund’s derivative liabilities by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Select Credit Fund as of June 30, 2014:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on open swap contracts	$7,724,074	$(1,980,352)	$(5,743,722)	$—
Written options, at fair value	536,640	—	(536,640)	—
Written swaptions, at fair value	459,991	—	(459,991)	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

The following table presents the Event Driven Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Event Driven Fund as of June 30, 2014:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$108,795	$—	$—	$108,795

The following table presents the Event Driven Fund’s derivative liabilities by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Event Driven Fund as of June 30, 2014:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on open swap contracts	$301,491	$—	$(301,491)	$—
Written options, at fair value	538,050	$—	(538,050)	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

C.   INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, an Interested Trustee of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, the Funds pay the Adviser an annual management fee on a monthly basis of 0.55%, 0.80% and 1.00% of average net assets, respectively, for the Active Income Fund, Select Credit Fund and Event Driven Fund.

DCM has entered into a written agreement to cap the Event Driven Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses) at 2.00% of average daily net assets until at least August 25, 2016. For this same time period, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Event Driven Fund’s expense ratio remains below the operating expense cap. During the period January 1, 2014 through June 30, 2014, DCM recaptured $4,008 of the Event Driven Fund’s fees waived in the prior year, and there are no additional amounts subject to recapture.

The Active Income Fund accrued $12,967,478 for investment advisory fees during the period January 1, 2014 through June 30, 2014, of which $2,181,006 was payable to DCM at June 30, 2014. The Select Credit Fund

54

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

accrued $4,871,034 for investment advisory fees during the period January 1, 2014 through June 30, 2014, and $877,628 was payable to DCM at June 30, 2014. The Event Driven Fund accrued $855,573 for investment advisory fees during the period from January 1, 2014 through June 30, 2014, and $219,423 was payable to DCM at June 30, 2014.

DS LLC is the Funds’ distributor. DS LLC does not earn any compensation from the Funds for these services. DS LLC has entered into a Fee Reimbursement Agreement with each of the Funds. Under these agreements, the Funds reimburse DS LLC for certain fees paid by DS LLC to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Fund. Currently, the amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. As of June 30, 2014, the Active Income Fund, Select Credit Fund and Event Driven Fund owe $680,944, $272,300 and $28,174, respectively, in reimbursements to DS LLC under these agreements, which are included in accrued shareholder services plan fees on the Statement of Assets and Liabilities.

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2014 through June 30, 2014.

UMB Fund Services, Inc. (“UMBFS”), an affiliate of UMB Financial Corporation, serves as the Funds’ administrative and accounting agent. In compensation for these services, UMBFS earns the larger of a monthly minimum fee or a monthly fee based upon each Fund’s average daily net assets. UMBFS also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, UMBFS earns a monthly fee based in part on shareholder processing activity during the month.

D.   INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding swaps, options, futures, short-term securities and U.S. government obligations) for the Active Income Fund, Select Credit Fund and Event Driven Fund for the period January 1, 2014 through June 30, 2014, were as follows:

Active Income Fund		Select Credit Fund		Event Driven Fund
Purchases	$638,558,009	Purchases	$441,835,624	Purchases	$247,452,566
Sales	$589,974,624	Sales	$165,462,653	Sales	$85,824,398

The aggregate purchases and sales of U.S. government obligations for the Active Income Fund and Select Credit Fund for the period January 1, 2014 through June 30, 2014, were as follows, and the Event Driven Fund for the period from inception through June 30, 2014:

Active Income Fund		Select Credit Fund		Event Driven Fund
Purchases	$—	Purchases	$—	Purchases	$—
Sales	$—	Sales	$—	Sales	$—

E.   RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2014, the Funds held restricted securities as denoted on the Schedule of Investments.

F.   SHAREHOLDER SERVICING AGREEMENTS

The Active Income Fund and Select Credit Fund have a Shareholder Servicing Agreement (the “Agreement”) in place with a shareholder. Under the terms of this Agreement, the Active Income Fund and Select Credit Fund make payments for services provided on behalf of the Active Income Fund and Select Credit Fund. Such services may include, but shall not be limited to: transfer agent and sub-transfer agent services; aggregating and processing purchase and redemption orders; providing periodic statements; receiving and transmitting funds; processing dividend payments; providing sub-accounting services; forwarding shareholder communications; receiving, tabulating and transmitting proxies; responding to inquiries and

55

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

performing such other related services as the Active Income Fund and Select Credit Fund may request. The Shareholder Services Plan allows for annual payments not to exceed 0.25% of average daily net assets of the Funds. For the period January 1, 2014 through June 30, 2014, the Active Income Fund and Select Credit Fund had expenses of $224,341 and $8,876, respectively, under the terms of this Agreement with this shareholder.

56

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2014.

Actual Expenses

The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Active Income Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000.00	$1,007.90	$5.18
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.64	$5.21

Driehaus Select Credit Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000.00	$1,010.50	$6.73
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.10	$6.76

57

Fund Expense Examples — (Continued)

Driehaus Event Driven Fund

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014*
Actual	$1,000.00	$1,029.80	$8.15
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,016.76	$8.10

*	Expenses are equal to the Funds’ annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Driehaus Active Income Fund	1.04%
Driehaus Select Credit Fund	1.35%
Driehaus Event Driven Fund	1.62%

58

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date September 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date September 4, 2014

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date September 4, 2014

*	Print the name and title of each signing officer under his or her signature.